       As filed with the Securities and Exchange Commission on April 30, 2004


                                                      Registration No. 333-19725
                                                      Registration No. 811-08017
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                      -------------------------------------


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
                          Pre-Effective Amendment No.                  [ ]
                          Post-Effective Amendment No. 14              [X]


                                       and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]
                          Pre-Effective Amendment No.                  [ ]
                          Post-Effective Amendment No. 31              [X]


                        (Check appropriate box or boxes)

                      -------------------------------------

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                           (Exact Name of Registrant)

                  ANNUITY INVESTORS LIFE ASSURANCE COMPANY (R)
                               (Name of Depositor)

                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (800) 789-6771

                      -------------------------------------

                                             Copy to:
MARK F. MUETHING, ESQ.                       JOHN P. GRUBER, ESQ.
Executive Vice President,                    Vice President
 General Counsel and Secretary               Annuity Investors Life Insurance
Annuity Investors Life Insurance              Company
 Company                                     P.O. Box 5423
P.O. Box 5423                                Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)

                      -------------------------------------

        Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b) of rule 485


     [X] on May 1, 2004 pursuant to paragraph (b) of Rule 485



     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                                    333-19725

                  CROSS-REFERENCE SHEET REQUIRED BY RULE 495(a)


      FORM N-4 PART A ITEM NO.                        HEADING IN PROSPECTUS
      ------------------------                        ---------------------
1.     Cover Page                            Cover Page

2.     Definitions                           Definitions; Glossary of Financial Terms

3.     Synopsis                              Overview

4.     Condensed Financial Information

       (a)  Accumulation Unit Values         Condensed Financial Information

       (b)  Performance Information          Performance Information

       (c)  Financial Statements             Financial Statements

5.     General Description of Registrant,
       Depositor and Portfolio Companies

       (a)  Depositor                        Annuity Investors Life Insurance Company (R)

       (b)  Registrant                       The Separate Account

       (c)  Portfolio Company                The Portfolios

       (d)  Prospectus                       The Portfolios

       (e)  Voting Rights                    Voting Rights

6.     Deductions and Expenses

       (a)  Deductions                       Charges and Deductions

       (b)  Sales load                       Not Applicable

       (c)  Special purchase plans           Not Applicable

       (d)  Commissions                      Great American Advisors(R), Inc.

       (e)  Portfolio expenses               Fee Table

       (f)  Operating expenses               Fee Table

7.     Contracts

       (a)  Persons with Rights              Persons with Rights Under a Contract; Voting
                                             Rights

       (b)  (i)     Allocations of Premium   Purchase Payments
            Payments

            (ii)    Transfers                Transfers

            (iii)   Exchanges                Additions, Deletions or Substitutions

      FORM N-4 PART A ITEM NO.                        HEADING IN PROSPECTUS
      ------------------------                        ---------------------
       (c)  Changes in contracts or          Additions, Deletions or Substitutions
            operations

       (d)  Inquiries                        How Do I Contact the Company?

8.     Annuity Period                        Benefit Payment Period

9.     Death Benefit                         Death Benefit

10.    Purchases and Contract Values

       (a)  Purchases                        Purchase Payments, Investment Options -
                                             Allocations; Account Value; Glossary of
                                             Financial Terms

       (b)  Valuation                        Account Value; Definitions; Glossary of
                                             Financial Terms; Charges and Deductions

       (c)  Daily Calculation                Account Value; Accumulation Units;
                                             Definitions; Glossary of Financial Terms

       (d)  Underwriter                      Great American Advisors(R), Inc.

11.    Redemptions

       (a)  By Owner                         Surrenders and Withdrawals

            By Annuitant                     Not Applicable

       (b)  Texas Optional Retirement        Texas Optional Retirement Program
            Program

       (c)  Check Delay                      Surrenders and Withdrawals

       (d)  Involuntary Redemption           Termination

       (e)  Free Look                        Right to Cancel

12.    Taxes                                 Federal Tax Matters

13.    Legal Proceedings                     Legal Proceedings

14.    Table of Contents for Statement of    Statement of Additional Information
       Additional Information


      FORM N-4 PART B ITEM NO.                  HEADING IN SAI OR PROSPECTUS
      ------------------------                  ----------------------------
15.    Cover Page                            Cover Page

16.    Table of Contents                     Table of Contents

17.    General Information and History       General Information and History

18.    Services

      FORM N-4 PART B ITEM NO.                  HEADING IN SAI OR PROSPECTUS
      ------------------------                  ----------------------------
       (a)  Fees and Expenses of Registrant  (Prospectus) Fee Table

       (b)  Management-Contracts             Not Applicable

       (c)  Custodian                        Not Applicable

            Independent Auditors             Experts

       (d)  Assets of Registrant             Not Applicable

       (e)  Affiliated Person                Not Applicable

       (f)  Principal Underwriter            Not Applicable

19.    Purchase of Securities Being Offered  (Prospectus) Great Advisors(R), Inc.

       Offering Sales Load                   Not Applicable

20.    Underwriters                          (Prospectus) Great American Advisors(R), Inc.

21.    Calculation of Performance Data

       (a)  Money Market Funded              Money Market Subaccount Standardized Yield
       Subaccounts                           Calculation

       (b)  Other Subaccounts                Not Applicable

22.    Annuity Payments                      (Prospectus) Fixed Dollar Benefit; Variable
                                             Dollar Benefit; (SAI) Benefits Units-Transfer
                                             Formulas

23.    Financial Statements                  Financial Statements


PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT B
PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

                                                                     May 1, 2004

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the "Contracts". Annuity Investors Life Insurance Company(R) (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors(R) Variable Account B (the "Separate Account"). The Contracts currently offer 33 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.


AIM VARIABLE INVESTMENT FUNDS                                    PBHG INSURANCE SERIES FUND
-AIM V.I. High Yield Fund-Series I Shares                        -PBHG Growth II Portfolio
-INVESCO VIF-Core Equity Fund-Series I Shares                    -PBHG Large Cap Growth Portfolio
-INVESCO VIF-Dynamics Fund-Series I Shares                       -PBHG Mid-Cap Portfolio
-INVESCO VIF-Financial Services Fund-Series I Shares             -PBHG Select Value Portfolio
-INVESCO VIF-Health Sciences Fund-Series I Shares                -PBHG Technology & Communications Portfolio
-INVESCO VIF-Small Company Growth Fund-Series I
Shares                                                           SCUDDER VIT FUNDS
                                                                 -Scudder VIT EAFE(R) Equity Index Fund
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-              -Scudder VIT Small Cap Index Fund
Initial Shares
                                                                 STRONG OPPORTUNITY FUND II- Advisor Class
DREYFUS STOCK INDEX FUND-Initial Shares
                                                                 STRONG VARIABLE INSURANCE FUNDS
DREYFUS VARIABLE INVESTMENT FUND                                 -Strong VIF Mid Cap Growth Fund II
-Dreyfus VIF Appreciation Portfolio-Initial Shares
-Dreyfus VIF Developing Leaders Portfolio-Initial Shares         THE TIMOTHY PLAN VARIABLE SERIES
-Dreyfus VIF Growth and Income Portfolio-Initial Shares          -The Timothy Plan Conservative Growth Variable Series
-Dreyfus VIF Money Market Portfolio                              -The Timothy Plan Strategic Growth Variable Series

JANUS ASPEN SERIES                                               VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-Janus Aspen Series Balanced Portfolio Institutional Shares      -Van Kampen UIF Core Plus Fixed Income Portfolio- Class I
-Janus Aspen Series Capital Appreciation Portfolio Inst. Shares  -Van Kampen UIF  U.S. Mid Cap Value Portfolio-Class I
-Janus Aspen Series Growth Portfolio Institutional Shares        -Van Kampen UIF U.S.  Real Estate Portfolio-Class I
-Janus Aspen Series International Growth Portfolio Inst. Shares  -Van Kampen UIF  Value Portfolio-Class I
-Janus Aspen Series Mid Cap Growth Portfolio Inst. Shares
-Janus Aspen Series Worldwide Growth Portfolio Inst. Shares


This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information ("SAI"), dated May 1, 2004, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC's web site: http://www.sec.gov. The registration number is 333-19725. The table of contents for the SAI is printed on the last page of this prospectus.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

  -  THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

  - THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT UNION

  - THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

  -  THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

                               TABLE OF CONTENTS


DEFINITIONS.................................................................................     1
OVERVIEW....................................................................................     3
   What is the Separate Account?............................................................     3
   What Are the Contracts?..................................................................     3
   How Do I Purchase or Cancel a Contract?..................................................     3
   Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?.......     3
   What Other Charges and Deductions Apply to the Contract?.................................     4
   How Do I Contact the Company?............................................................     4
EXPENSE TABLES..............................................................................     4
   Contract Owner Transaction Expenses......................................................     4
   Annual Contract Maintenance Fee..........................................................     4
   Separate Account Annual Expenses.........................................................     4
   Total Annual Portfolio Operating Expenses................................................     5
   Portfolio Annual Expenses (Before Expense Reimbursement).................................     5
   Examples.................................................................................     7
CONDENSED FINANCIAL INFORMATION.............................................................     8
   Financial Statements.....................................................................    13
   Performance Information..................................................................    13
      Yield Data............................................................................    13
      Total Return Data.....................................................................    14
      Other Performance Measures............................................................    14
PORTFOLIOS..................................................................................    15
   AIM Variable Insurance Funds (formerly, INVESCO Variable Investment Funds, Inc.).........    15
   Dreyfus Portfolios.......................................................................    17
   Janus Aspen Series.......................................................................    18
   PBHG Insurance Series Fund...............................................................    19
   Scudder  VIT Funds.......................................................................    20
   Strong Portfolios........................................................................    21
   The Timothy Plan Variable Series.........................................................    21
   Van Kampen-The Universal Institutional Funds, Inc........................................    22
   Additions, Deletions, or Substitutions...................................................    23
   Voting Rights............................................................................    23
ANNUITY INVESTORS LIFE INSURANCE COMPANY (R)................................................    24
THE SEPARATE ACCOUNT........................................................................    24
GREAT AMERICAN ADVISORS(R), INC.............................................................    25
CHARGES AND DEDUCTIONS......................................................................    25
   Charges and Deductions By the Company....................................................    25
      Contingent Deferred Sales Charge ("CDSC").............................................    26
      Contract Maintenance Fee..............................................................    27
      Transfer Fee..........................................................................    27
      Administration Charge.................................................................    27
      Mortality and Expense Risk Charge.....................................................    28
      Premium Taxes.........................................................................    28
      Discretionary Waivers of Charges......................................................    28
   Expenses of the Portfolios...............................................................    28
THE CONTRACTS...............................................................................    28
   Right to Cancel..........................................................................    29
   Persons With Rights Under a Contract.....................................................    29
ACCUMULATION PERIOD.........................................................................    30
   Account Statements.......................................................................    30
   Account Value............................................................................    30
      Accumulation Units....................................................................    30
   Successor Owner Election.................................................................    30
   Purchase Payments........................................................................    31

   Investment Options--Allocations..........................................................    31
      Principal Guarantee Program...........................................................    32
      Renewal of Fixed Account Guarantee Options............................................    32
   Transfers................................................................................    33
      Automatic Transfer Programs...........................................................    34
      Telephone, Facsimile or Internet Transfers............................................    35
      Termination of Automatic Transfer Programs............................................    35
      Other Restrictions on Transfers.......................................................    35
   Surrender and Withdrawals................................................................    36
      Free Withdrawal Privilege.............................................................    36
      Long-Term Care Waiver Rider...........................................................    36
      Systematic Withdrawal.................................................................    37
   Contract Loans...........................................................................    37
   Termination..............................................................................    37
BENEFIT PAYMENT PERIOD......................................................................    38
   Annuity Benefit..........................................................................    38
   Death Benefit............................................................................    38
      Death Benefit Amount..................................................................    38
      Death Benefit Amount (Version 1)......................................................    38
      Death Benefit Amount (Version 2)......................................................    39
      Death Benefit Amount (Version 3)......................................................    40
   Payment of Benefits......................................................................    40
   Settlement Options.......................................................................    41
   Calculation of Fixed Dollar Payments.....................................................    41
   Calculation of Variable Dollar Payments..................................................    42
   Commuted Values..........................................................................    42
FEDERAL TAX MATTERS.........................................................................    42
   Tax Deferral on Annuities................................................................    42
   Tax-Qualified Retirement Plans...........................................................    43
      Individual Retirement Annuities.......................................................    43
      Roth IRAs.............................................................................    43
      Tax-Sheltered Annuities...............................................................    43
      Texas Optional Retirement Program.....................................................    43
      Texas Teachers Retirement System......................................................    44
      Pension and Profit Sharing Plans......................................................    44
      Governmental Deferred Compensation Plans..............................................    44
   Nonqualified Deferred Compensation Plans.................................................    44
   Summary of Income Tax Rules..............................................................    45
GLOSSARY OF FINANCIAL TERMS.................................................................    46
THE REGISTRATION STATEMENT..................................................................    47
OTHER INFORMATION AND NOTICES...............................................................    47
   Householding - Revocation of Consent.....................................................    47
   Electronic Delivery of Required Documents................................................    47
   Legal Proceedings........................................................................    47
STATEMENT OF ADDITIONAL INFORMATION.........................................................    48

                                   DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner's interest in the Subaccounts and the Owner's interest in the Fixed Account options.

ACCUMULATION PERIOD

The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

ACCUMULATION UNIT

A share of a Subaccount that an Owner purchases during the Accumulation Period.

ACCUMULATION UNIT VALUE

The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

ANNUITY COMMENCEMENT DATE

The first day of the first payment interval for which an annuity benefit payment is to be made. For tax qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner's 70th birthday. For non-tax qualified forms, the Annuity Commencement Date is generally the Owner's 85th birthday, or five years after the Contract's effective date, if later.

BENEFIT PAYMENT PERIOD

The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

BENEFIT UNIT

A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

BENEFIT UNIT VALUE

The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

DEATH BENEFIT VALUATION DATE

The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

NET ASSET VALUE

The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the SEC.

NET INVESTMENT FACTOR

The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

OWNER

For purposes of this prospectus, references to Owner means the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself).

VALUATION DATE

A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

VALUATION PERIOD

The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

                                    OVERVIEW

WHAT IS THE SEPARATE ACCOUNT?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

WHAT ARE THE CONTRACTS?

The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard or an enhanced fee structure, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.


During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.


HOW DO I PURCHASE OR CANCEL A CONTRACT?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.

WILL ANY PENALTIES OR CHARGES APPLY IF I MAKE WITHDRAWALS OR SURRENDER A
CONTRACT?


A contingent deferred sales charge ("CDSC") may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. The CDSC will be waived in its entirety following the tenth Contract Anniversary for Contracts issued pursuant to Internal Revenue Code 403(b), including those issued to Contract Owners in the Texas Teachers Retirement System. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the surrender. Tax consequences of a withdrawal and surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted under certain tax-qualified retirement plans.

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

-    a transfer fee for certain transfers among investment options;

- an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

- a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived);

- an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

-    premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2003 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.

HOW DO I CONTACT THE COMPANY?

Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please
include the Contract number and the Owner's name. You may also contact us through our web site, www.annuityinvestors.com.

                                 EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.


The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdrawal amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES


Maximum Contingent Deferred Sales Charge (applies to purchase payments only)                                    7%
Maximum Transfer Fee, Maximum Automatic Transfer Fee, Maximum Systematic Withdrawal Fee                       $30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)                              $25
Loan Interest Spread*                                                                                           3%



* The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT MAINTENANCE FEE                                                                               $30

SEPARATE ACCOUNT ANNUAL EXPENSES

(as a percentage of the average value of the Owner's interest in the Subaccounts)

                                                                                ENHANCED CONTRACTS
                                                                                WITH ADMINISTRATION
                                        STANDARD CONTRACTS  ENHANCED CONTRACTS     CHARGE WAIVED
Mortality and Expense Risk Charge              1.25%               0.95%               0.95%
Administration Charge                          0.15%               0.15%               0.00%
                                               ----                ----                ----
Total Separate Account Annual Expenses         1.40%               1.10%               0.95%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)


              Minimum: 0.27%                    Maximum: 1.46%



PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)



                                                                                                TOTAL
                                                                        MANAGEMENT    OTHER     ANNUAL
                             PORTFOLIO                                     FEES     EXPENSES  EXPENSES(1)
----------------------------------------------------------------------  ----------  --------  -----------
AIM V.I.-High Yield Fund-Series I Shares (2)                               0.63       0.43          1.06
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares          0.75       0.09          0.84
Dreyfus Stock Index Fund-Initial Shares                                    0.25       0.02          0.27
Dreyfus VIF Appreciation Portfolio-Initial Shares                          0.75       0.05          0.80
Dreyfus VIF Developing Leaders Portfolio-Initial Shares                    0.75       0.07          0.82
Dreyfus VIF Growth and Income Portfolio-Initial Shares                     0.75       0.07          0.82
Dreyfus VIF Money Market Portfolio                                         0.50       0.07          0.57
INVESCO VIF-Core Equity Fund-Series I Shares (3)                           0.75       0.38          1.13
INVESCO VIF-Dynamics Fund-Series I Shares (3)                              0.75       0.36          1.11
INVESCO VIF-Financial Services Fund-Series I Shares (3)                    0.75       0.36          1.11
INVESCO VIF-Health Sciences Fund-Series I Shares (3)                       0.75       0.33          1.08
INVESCO VIF-Small Company Growth Fund-Series I Shares (3,4)                0.75       0.64          1.39
Janus Aspen Series Balanced Portfolio Institutional Shares                 0.65       0.02          0.67
Janus Aspen Series Capital Appreciation Portfolio Institutional Shares     0.65       0.03          0.68
Janus Aspen Series Growth Portfolio Institutional Shares                   0.65       0.02          0.67
Janus Aspen Series International Growth Portfolio Institutional Shares     0.65       0.11          0.76
Janus Aspen Series Mid Cap Growth Portfolio Institutional Shares           0.65       0.02          0.67
Janus Aspen Series Worldwide Growth Portfolio Institutional Shares         0.65       0.06          0.71
PBHG Growth II Portfolio                                                   0.85       0.25          1.10
PBHG Large Cap Growth Portfolio                                            0.75       0.31          1.06
PBHG Mid-Cap Portfolio (5)                                                 0.85       0.38          1.23
PBHG Select Value Portfolio                                                0.65       0.25          0.90
PBHG Technology & Communications Portfolio                                 0.85       0.25          1.10
Scudder VIT EAFE(R)Equity Index Fund (6)                                   0.45       0.64          1.09
Scudder VIT Small Cap Index Fund (6)                                       0.35       0.26          0.61
Strong Opportunity Fund II -Advisor Class (7)                              0.75       0.65          1.40
Strong VIF Mid Cap Growth Fund II (8)                                      0.75       0.71          1.46
The Timothy Plan Conservative Growth Variable Series (9)                   0.10       0.75          0.85
The Timothy Plan Strategic Growth Variable Series (9)                      0.10       0.75          0.85
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I (10)               0.40       0.33          0.73
Van Kampen UIF U.S.  Mid Cap Value Portfolio-Class I (10)                  0.75       0.37          1.12
Van Kampen UIF U.S. Real Estate Portfolio-Class I (10)                     0.80       0.31          1.11
Van Kampen UIF Value Portfolio-Class I (10)                                0.55       0.44          0.99


(1) Data for each Portfolio are for its fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

                                                                                     TOTAL
                                                              MANAGEMENT    OTHER    ANNUAL
                       PORTFOLIO                                 FEES     EXPENSES  EXPENSES
------------------------------------------------------------  ----------  --------  --------
AIM V.I.-High Yield Fund-Series I (2)                            0.63       0.42      1.05
INVESCO VIF-Small Company Growth Fund (3,4)                      0.75       0.50      1.25
PBHG Mid-Cap Portfolio (5)                                       0.82       0.38      1.20
Scudder VIT EAFE(R)Equity Index Fund (6)                         0.01       0.64      0.65
Scudder VIT Small Cap Index Fund (6)                             0.19       0.26      0.45
Strong Opportunity Fund II-Advisor Class (7)                     0.75       0.34      1.09
Strong VIF Mid Cap Growth Fund II (8)                            0.75       0.28      1.18
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I (10)     0.37       0.33      0.70
Van Kampen UIF U.S.  Mid Cap Value Portfolio-Class I (10)        0.68       0.37      1.05
Van Kampen UIF U.S. Real Estate Portfolio-Class I (10)           0.79       0.31      1.10
Van Kampen UIF Value Portfolio-Class I (10)                      0.41       0.44      0.85



(2) Effective April 30, 2004, AIM V.I. High Yield Fund acquired the assets of INVESCO VIF - High Yield Fund. The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.05%. Certain expenses are not included in determining the amount of waiver or reimbursement and as a result, the Total Annual Fund Operating Expenses could exceed the 1.05%. cap. Currently, the only offset expense arrangement from which the Fund benefits are in the form of credits that the Fund receives from banks whether the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay Fund expenses. The expense limitation agreements are in effect through December 31, 2005. In addition, the Fund has adopted a new form of administrative services and transfer agency agreement which will be effective May 1, 2004. As a result, the Other Expenses have been restated to reflect changes in fees under the new agreements.



(3) The Fund has adopted a new form of administrative services and transfer agency agreement which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect changes in fees under the new agreements. The Fund's advisor is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to this commitment, if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.



(4) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.25%. Certain expenses are not included in determining the amount of waiver or reimbursement and as a result, the Total Annual Fund Operating Expenses could exceed the 1.25%. cap. Currently, the only offset expense arrangement from which the Fund benefits are in the form of credits that the Fund receives from banks whether the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay Fund expenses. The expense limitation agreements are in effect through December 31, 2005. In addition, the Fund has adopted a new form of administrative services and transfer agency agreement which will be effective May 1, 2004. As a result, the Other Expenses have been restated to reflect changes in fees under the new agreements.



(5) For the fiscal year ended 12/31/03, Pilgrim Baxter & Associates, Ltd. waived a portion of its fee for Mid-Cap Portfolio. Absent this waiver, the management fee would have been 0.85%. For the fiscal year ending 12/31/04, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total fund operating expenses do not exceed 1.20%. In any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.



(6) The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Funds, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the EAFE Equity Index Fund, and 0.45% of the average daily net assets of the Small Cap Index fund, until April 30, 2005.



(7) As compensation for its advisory services, the Fund pays Strong a monthly management fee at an annual rate of 0.75% of the Fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the Fund's Other Expenses so that the Fund's total annual operating expenses are capped at 1.20%. Strong is currently waiving and/or absorbing expenses of 0.30%. The Fund also participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This 0.01% credit was applied to the Fund's Other Expenses that were not attributable to the Strong or its affiliates. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the Fund's shareholders. A cap on total annual operating expenses lowers the Fund's overall expense ratio and increases the Fund's return to investors.



(8) The Fund's advisor is currently waiving or absorbing expenses of 0.26%. The Fund participated in a program under which it received credit for part of the brokerage commission paid in transactions with participating brokers. This 0.02% credit was applied to the Fund's Other Expenses that were not attributable to the Fund's advisor or its affiliates. Voluntary expense reimbursements and fee waiver arrangements may be modified or terminated at any time.



(9) The Advisor contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep each Portfolio 's total annual operating expenses at 0.85% through May 1, 2004. Any waiver or reimbursement by the Advisor is subject to repayment by the Portfolio within the following three fiscal years if the Portfolio is able to make the repayment without exceeding its current expense limitations.



(10) The management fee for these Portfolios has been reduced to reflect the voluntary waiver of all or a portion of the management fee and/or reimbursement by the Portfolios' adviser to the extent total annual operating expenses exceed the following percentages: Core Plus Fixed Income

Portfolio - 0.70%; Mid Cap Value Portfolio (formerly Mid Cap Core) - 1.05%; U.
S. Real Estate Portfolio - 1.10%; Value Portfolio - 0.85%. The Adviser may terminate this voluntary waiver at any time at its sole discretion.


EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)     If you surrender your Contract at the end of the applicable time period:


           1 YEAR   3 YEARS   5 YEARS   10 YEARS
           ------   -------   -------   --------
MAXIMUM    1,014     1,507     2,093      4,246
MINIMUM      893     1,124     1,423      2,723


(2)     If you annuitize your Contract at the end of the applicable time period:


           1 YEAR   3 YEARS   5 YEARS   10 YEARS
           ------   -------   -------   --------
MAXIMUM     314      1,007     1,793      4,246
MINIMUM     193        624     1,123      2,723


(3)     If you do not surrender your Contract:


           1 YEAR   3 YEARS   5 YEARS   10 YEARS
           ------   -------   -------   --------
MAXIMUM     314      1,007      1,793     4,246
MINIMUM     193        624      1,123     2,723

                         CONDENSED FINANCIAL INFORMATION


                                                                            NUMBER OF
                                                          ENHANCED WITH   ENHANCED WITH
                NUMBER OF                    NUMBER OF    ADMINISTRATION  ADMINISTRATION
                 STANDARD                     ENHANCED       CHARGES      CHARGES WAIVED
  STANDARD     ACCUMULATION     ENHANCED    ACCUMULATION      WAIVED       ACCUMULATION
ACCUMULATION      UNITS       ACCUMULATION     UNITS       ACCUMULATION       UNITS
 UNIT VALUE    OUTSTANDING     UNIT VALUE   OUTSTANDING     UNIT VALUE     OUTSTANDING      YEAR
------------   -------------  ------------  ------------  --------------  --------------  --------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-INITIAL SHARES

   9.854396      925,266.631   10.045110      4,815.599     10.141935            0.000    12/31/03
   7.930106      960,232.146    8.059684      3,420.290      8.125307            0.000    12/31/02
  11.317226    1,066,026.751   11.468022      1,578.746     11.544188            0.000    12/31/01
  14.823134      894,007.973   14.975835        600.773     15.052735           29.856    12/31/00
  16.894039      408,482.196   17.017705        351.586     17.079770            0.000    12/31/99
  13.169143      140,614.024   13.226328         80.398     13.254881            0.000    12/31/98
  10.320883       26,332.500   10.335055          0.000     10.342126            0.000    12/31/97

DREYFUS STOCK INDEX FUND-INITIAL SHARES

  11.835440    4,670,251.024   12.064404      9,003.839     12.180793          680.516    12/31/03
   9.349226    4,454,143.840    9.501934      6,861.288      9.579380        3,171.095    12/31/02
  12.210993    4,141,595.630   12.373650      4,522.004     12.455945        3,086.013    12/31/01
  14.100696    3,598,196.884   14.245940      1,681.580     14.319249        3,844.565    12/31/00
  15.760394    2,129,772.165   15.875757        616.234     15.933836          222.802    12/31/99
  13.250646      779,485.606   13.308166         56.321     13.337028            0.000    12/31/98
  10.479569       69,510.645   10.493943          0.000     10.501129            0.000    12/31/97

DREYFUS VIF APPRECIATION PORTFOLIO-INITIAL SHARES

  12.265787      936,025.635   12.503079      8,455.513     12.623565          150.958    12/31/03
  10.264481      821,738.414   10.432114      6,651.281     10.517029          150.958    12/31/02
  12.497173      717,965.716   12.663627      5,276.343     12.747715          150.958    12/31/01
  13.974173      649,590.073   14.118110      3,407.753     14.190622          155.216    12/31/00
  14.262203      517,772.082   14.366606      2,156.774     14.419045          154.147    12/31/99
  12.975443      170,523.015   13.031774        100.415     13.059918            0.000    12/31/98
  10.103905       18,347.666   10.117776          0.000     10.124633            0.000    12/31/97

DREYFUS VIF DEVELOPING LEADERS PORTFOLIO-INITIAL SHARES (FORMERLY SMALL CAP PORTFOLIO)

  12.842412      898,484.551   13.090970      9,249.068     13.217353          491.205    12/31/03
   9.888294      887,931.962   10.049896      5,581.765     10.131883          471.199    12/31/02
  12.397758      698,539.631   12.563024      2,568.238     12.646674          229.386    12/31/01
  13.391746      482,890.909   13.529796      1,048.292     13.599519          375.159    12/31/00
  11.984035      275,503.637   12.071820        486.764     12.116077          199.908    12/31/99
   9.867472      171,968.905    9.910354         14.492      9.931930            0.000    12/31/98
  10.362314      41,359.506    10.376538          0.000     10.383658            0.000    12/31/97

DREYFUS VIF GROWTH AND INCOME PORTFOLIO-INITIAL SHARES

  10.496627      594,854.140   10.699714      4,344.521     10.802876            0.000    12/31/03
   8.409071      633,983.863    8.546428      2,655.811      8.616047            0.000    12/31/02
  11.419341      646,842.656   11.571439      1,474.275     11.648352            0.000    12/31/01
  12.299306      572,006.660   12.425981        906.280     12.489868          145.939    12/31/00
  12.961023      331,756.261   13.055905        650.409     13.103601            0.000    12/31/99
  11.243790      159,409.837   11.292611          5.049     11.251722            0.000    12/31/98
  10.196538       32,231.762   10.210527          0.000     10.217481            0.000    12/31/97

                                                                            NUMBER OF
                                                          ENHANCED WITH   ENHANCED WITH
                NUMBER OF                    NUMBER OF    ADMINISTRATION  ADMINISTRATION
                 STANDARD                     ENHANCED       CHARGES      CHARGES WAIVED
  STANDARD     ACCUMULATION     ENHANCED    ACCUMULATION      WAIVED       ACCUMULATION
ACCUMULATION      UNITS       ACCUMULATION     UNITS       ACCUMULATION       UNITS
 UNIT VALUE    OUTSTANDING     UNIT VALUE   OUTSTANDING     UNIT VALUE     OUTSTANDING      YEAR
------------  --------------  ------------  ------------  --------------  --------------  --------
DREYFUS VIF MONEY MARKET PORTFOLIO

   1.146684   11,398,828.937    1.165764      9,040.873      1.177135            0.000    12/31/03
   1.153638   26,597,370.970    1.169798     23,476.567      1.179709            0.000    12/31/02
   1.153108   17,775,594.379    1.166325     15,244.920      1.174767            0.036    12/31/01
   1.128116    7,677,545.259    1.138355     12,985.570      1.145310      280,844.647    12/31/00
   1.083700    2,638,837.162    1.090994      8,490.939      1.096462            0.000    12/31/99
   1.050876      658,981.650    1.055214        555.360      1.059678            0.000    12/31/98
   1.016499            0.000    1.017876          0.000      1.018560            0.000    12/31/97

INVESCO VIF-CORE EQUITY FUND-SERIES I SHARES

  12.290843    1,079,564.320   12.528641      7,710.659     12.649559            0.000    12/31/03
  10.165715    1,100,758.403   10.331759      5,632.301     10.415998            0.000    12/31/02
  12.743764    1,199,392.254   12.913529      3,972.101     12.999453            0.000    12/31/01
  14.196834    1,018,117.732   14.343098      2,678.310     14.416950          109.926    12/31/00
  13.726769      553,696.171   13.827281      1,667.041     13.877907            0.000    12/31/99
  12.120155      200,541.938   12.172796        163.123     12.199230            0.000    12/31/98
  10.659157       33,269.983   10.673778          0.000     10.681089            0.000    12/31/97

INVESCO VIF-DYNAMICS FUND-SERIES I SHARES

   7.364205       63,086.332    7.422756          0.000      7.452291            0.000    12/31/03
   5.417943       78,143.205    5.444887          0.000      5.458451            0.000    12/31/02
   8.067308       93,275.876    8.083372          0.000      8.091444            0.000    12/31/01

INVESCO VIF-FINANCIAL SERVICES FUND-SERIES I SHARES

  10.313195      157,061.561   10.395135         38.751     10.436461            0.000    12/31/03
   8.070175      118,822.635    8.110243          0.000      8.130414            0.000    12/31/02
   9.616190       71,816.401    9.635286          0.000      9.644875            0.000    12/31/01

INVESCO VIF-HEALTH SCIENCES FUND-SERIES I SHARES

   9.553444      311,542.224    9.629350        552.891      9.667612          179.965    12/31/03
   7.580976      210,450.701    7.618614        203.656      7.637544            0.000    12/31/02
  10.175290       59,824.959   10.195475          0.000     10.205610           61.085    12/31/01

INVESCO VIF HIGH YIELD FUND-SERIES I SHARES *

  10.095432      859,221.923   10.290759        188.060     10.389982            0.001    12/31/03
   8.186958      488,086.809    8.320679        169.835      8.388454            0.000    12/31/02
   8.410616      546,183.962    8.522682        149.057      8.579354            0.000    12/31/01
  10.025816      403,918.794   10.129146        121.262     10.181276          134.192    12/31/00
  11.510803      221,636.210   11.595106        113.564     11.637523            0.000    12/31/99
  10.689459       70,047.913   10.735898          7.556     10.759164            0.000    12/31/98
  10.687084       10,260.821   10.701757          0.000     10.709127            0.000    12/31/97

INVESCO VIF-SMALL COMPANY GROWTH FUND-SERIES I SHARES

   7.900935      131,306.947    7.963751         34.809      7.995424            0.000    12/31/03
   6.004149      155,173.901    6.033996          0.000      6.049012            0.000    12/31/02
   8.838420       27,720.462    8.856003          0.000      8.864827            0.000    12/31/01

                                                                            NUMBER OF
                                                          ENHANCED WITH   ENHANCED WITH
                NUMBER OF                    NUMBER OF    ADMINISTRATION  ADMINISTRATION
                 STANDARD                     ENHANCED       CHARGES      CHARGES WAIVED
  STANDARD     ACCUMULATION     ENHANCED    ACCUMULATION      WAIVED       ACCUMULATION
ACCUMULATION      UNITS       ACCUMULATION     UNITS       ACCUMULATION       UNITS
 UNIT VALUE    OUTSTANDING     UNIT VALUE   OUTSTANDING     UNIT VALUE     OUTSTANDING      YEAR
------------  --------------  ------------  ------------  --------------  --------------  --------
JANUS ASPEN SERIES BALANCED PORTFOLIO INSTITUTIONAL SHARES

  16.507560    3,685,075.400   16.826897     19,069.761     16.989064          171.888    12/31/03
  14.676594    3,702,620.254   14.916257     13,120.266     15.037669        1,282.216    12/31/02
  15.907374    3,578,735.833   16.119263      9,654.166     16.226337        1,282.216    12/31/01
  16.920712    3,181,464.624   17.095024      6,533.026     17.182875        1,437.831    12/31/00
  17.556100    1,571,579.505   17.684597      2,931.027     17.749154          111.555    12/31/99
  14.043929      373,285.807   14.104892        214.770     14.135421            0.000    12/31/98
  10.604609       30,519.754   10.619159          0.000     10.626394            0.000    12/31/97

JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO INSTITUTIONAL SHARES

   8.153727    1,483,721.928    8.267358     11,535.264      8.324912          340.749    12/31/03
   6.859260    1,548,077.357    6.934292      7,637.061      6.972208        1,816.324    12/31/02
   8.247987    1,650,016.481    8.313484      4,570.921      8.346510        1,813.269    12/31/01
  10.678675    1,384,637.536   10.731358      1,520.638     10.757867        1,957.004    12/31/00
  13.234548      471,936.628   13.260556          4.141     13.273610          170.622    13/31/99

JANUS ASPEN SERIES GROWTH PORTFOLIO INSTITUTIONAL SHARES

  11.455733    2,117,639.460   11.677475     17,617.840     11.790223          128.720    12/31/03
   8.817912    2,338,003.425    8.962034     12,164.934      9.035150          128.720    12/31/02
  12.166993    2,211,504.181   12.329165      7,211.443     12.411252          128.720    12/31/01
  16.393493    1,792,958.592   16.562387      3,980.605     16.647684          269.822    12/31/00
  19.453513      643,514.256   19.595874      1,374.992     19.667608          109.122    12/31/99
  13.699715      172,190.630   13.759186         84.318     13.789099            0.000    12/31/98
  10.239960       32,737.591   10.254006          0.000     10.261077            0.000    12/31/97

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL SHARES

  12.398800      669,789.197   12.638673     15,388.121     12.760432            0.000    12/31/03
   9.318679      678,787.112    9.470891     11,468.866      9.547961            0.000    12/31/02
  12.698027      675,126.139   12.867174      7,907.782     12.952582            0.000    12/31/01
  16.774550      620,740.857   16.947297      4,953.034     17.034254          245.673    12/31/00
  20.234788      142,343.325   20.382770      2,330.619     20.457001            0.000    12/31/99
  11.256365       45,382.775   11.305246         58.950     11.329668            0.000    12/31/98
   9.735841       12,541.039    9.749214          0.000      9.755900            0.000    12/31/97

JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO INSTITUTIONAL SHARES (FORMERLY AGGRESSIVE GROWTH
PORTFOLIO)

  11.999290    1,291,553.100   12.231626     21,025.289     12.349444          218.778    12/31/03
   9.005921    1,290,667.557    9.153163     14,073.466      9.227625          856.311    12/31/02
  12.672131    1,215,838.484   12.841113      8,626.211     12.926320          832.210    12/31/01
  21.224171      993,843.327   21.442894      3,573.726     21.552802        1,243.427    12/31/00
  31.565210      329,807.902   31.796057        829.264     31.911561          159.044    12/31/99
  14.199318       53,896.345   14.260947         36.621     14.291595            0.000    12/31/98
  10.723950        2,830.076   10.738659          0.000     10.745938            0.000    12/31/97

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO INSTITUTIONAL SHARES

  11.708282    2,099,555.231   11.934844     14,464.542     12.049706          277.111    12/31/03
   9.574914    2,438,561.261    9.731344     10,650.649      9.810429        2,191.502    12/31/02
  13.032840    2,364,153.929   13.206482      7,650.835     13.294015        2,191.502    12/31/01
  17.039678    2,082,293.354   17.215191      5,014.610     17.303370        3,484.654    12/31/00
  20.488548    1,026,072.851   20.638429      2,225.846     20.713399          151.550    12/31/99
  12.632936      402,131.168   12.687776        123.659     12.715080            0.000    12/31/98
   9.935860       56,665.753    9.949496          0.000      9.956287            0.000    12/31/97

                                                                            NUMBER OF
                                                          ENHANCED WITH   ENHANCED WITH
                NUMBER OF                    NUMBER OF    ADMINISTRATION  ADMINISTRATION
                 STANDARD                     ENHANCED       CHARGES      CHARGES WAIVED
  STANDARD     ACCUMULATION     ENHANCED    ACCUMULATION      WAIVED       ACCUMULATION
ACCUMULATION      UNITS       ACCUMULATION     UNITS       ACCUMULATION       UNITS
 UNIT VALUE    OUTSTANDING     UNIT VALUE   OUTSTANDING     UNIT VALUE     OUTSTANDING      YEAR
------------  --------------  ------------  ------------  --------------  --------------  --------
PBHG GROWTH II PORTFOLIO

   8.138532      317,820.223    8.296161      2,127.346      8.376314          109.550    12/31/03
   6.564979      317,797.743    6.672344      1,611.620      6.726823          100.503    12/31/02
   9.568587      349,991.649    9.696208        698.017      9.760837           98.859    12/31/01
  16.299948      351,987.801   16.467965        293.302     16.552852          152.115    12/31/00
  19.835104       67,359.578   19.980260        139.873     20.053445            0.000    12/31/99
  10.147606       24,618.770   10.191707          6.572     10.213910            0.000    12/31/98
   9.511124        6,195.935    9.524184          0.000      9.530743            0.000    12/31/97

PBHG LARGE CAP GROWTH PORTFOLIO

  13.204437      617,461.763   13.459963      5,597.758     13.589802          345.406    12/31/03
  10.205869      529,410.520   10.372625      3,680.982     10.457164           46.839    12/31/02
  14.641681      541,607.501   14.836772      1,891.823     14.935453           44.069    12/31/01
  20.703434      484,474.409   20.916691        756.205     21.024290          156.054    12/31/00
  21.307087      158,614.893   21.462991        549.785     21.541442            0.000    12/31/99
  13.076352       31,474.961   13.133125          0.000     13.161608            0.000    12/31/98
  10.150555       11,415.131   10.164489          0.000     10.171451            0.000    12/31/97

PBHG MID-CAP PORTFOLIO

  10.704683      741,933.320   10.789725      3,052.005     10.832611            0.000    12/31/03
   8.081499      690,961.567    8.121632      1,544.221      8.141829            0.000    12/31/02
  10.074367      224,532.821   10.094376        294.873     10.104428           68.486    12/31/01

PBHG SELECT VALUE PORTFOLIO

   7.881539      402,147.263    7.944185        431.539      7.975756            0.000    12/31/03
   6.755996      379,523.798    6.789558        574.544      6.806434            0.000    12/31/02
   9.142710      286,441.118    9.160879        381.369      9.169998          121.546    12/31/01

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

   6.796492    2,169,043.606    6.928189     19,260.743      6.995073          714.093    12/31/03
   4.741823    1,894,838.669    4.819438     13,520.388      4.858762        1,227.788    12/31/02
  10.450474    1,591,254.973   10.589986      6,960.237     10.660475          993.928    12/31/01
  22.227020    1,164,557.256   22.456144      2,313.760     22.571592        1,649.945    12/31/00
 38.941.384      433,441.908   39.226135        904.009     39.369150          274.877    12/31/99
  11.808346       65,820.143   11.859648          2.516     11.885350            0.000    12/31/98
   9.057045       20,974.008    9.069487          0.000      9.076740            0.000    12/31/97

SCUDDER VIT EAFE(R) EQUITY INDEX FUND

   7.422777      410,290.151    7.526202      1,041.280      7.578571           59.751    12/31/03
   5.644081      187,535.206    5.705805        687.621      5.736991        1,800.556    12/31/02
   7.299765       98,100.403    7.357724        296.079      7.386939        1,799.912    12/31/01
   9.829207       74,370.108    9.877704         37.562      9.902088        1,818.340    12/31/00
  11.958486        6,821.832   11.981984          0.000     11.993767            0.000    12/31/99

SCUDDER VIT SMALL CAP INDEX FUND

  12.525203      434,240.830   12.699687          8.778     12.788062          144.907    12/31/03
   8.673629      165,980.862    8.768488          0.000      8.816430            4.364    12/31/02
  11.074827      153,151.939   11.162755         54.021     11.207088          272.943    12/31/01
  11.003134       83,894.729   11.057432          8.017     11.084755           95.772    12/31/00
  11.606269       15,259.149   11.629080          0.000     11.640544            0.000    12/31/99

                                                                            NUMBER OF
                                                          ENHANCED WITH   ENHANCED WITH
                NUMBER OF                    NUMBER OF    ADMINISTRATION  ADMINISTRATION
                 STANDARD                     ENHANCED       CHARGES      CHARGES WAIVED
  STANDARD     ACCUMULATION     ENHANCED    ACCUMULATION      WAIVED       ACCUMULATION
ACCUMULATION      UNITS       ACCUMULATION     UNITS       ACCUMULATION       UNITS
 UNIT VALUE    OUTSTANDING     UNIT VALUE   OUTSTANDING     UNIT VALUE     OUTSTANDING      YEAR
------------  --------------  ------------  ------------  --------------  --------------  --------
STRONG OPPORTUNITY FUND II-ADVISOR CLASS

  15.557210      786,599.201   15.858225      3,558.540     16.011139          122.236    12/31/03
  11.513924      666,398.705   11.702014      2,980.451     11.797331           14.922    12/31/02
  15.954009      638,318.778   16.166547      1,860.121     16.273988           14.922    12/31/01
  16.800998      317,789.969   16.974091      1,416.029     17.061357            9.936    12/31/00
  15.981484      138,453.066   16.098506        790.953     16.157323            0.000    12/31/99
  12.012034       72,644.387   12.064227         15.156     12.090403            0.000    12/31/98
  10.727356        6,416.208   10.742083          0.000     10.749472            0.000    12/31/97

STRONG VIF-MID CAP GROWTH FUND II

  11.892436      626,038.511   12.122670      5,261.753     12.239623           25.023    12/31/03
   8.984712      569,056.186    9.131594      3,337.079      9.206023          797.623    12/31/02
  14.588097      573,334.387   14.782585      1,410.277     14.880887          797.623    12/31/01
  21.369830      454,659.296   16.974091      1,416.029     17.061357            9.936    12/31/00
  25.444156      120,559.085   16.098506        790.953     16.157323            0.000    12/31/99
  13.587521       33,197.715   12.064227         15.156     12.090403            0.000    12/31/98
  10.707133        2,147.556   10.742083          0.000     10.749472            0.000    12/31/97

THE TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE SERIES

  10.342389      348,794.768   10.393659         37.886     10.419451            0.000    12/31/03
   8.916475      167,693.588    8.934171          0.200      8.943061            0.000    12/31/02

THE TIMOTHY PLAN STRATEGIC GROWTH VARIABLE SERIES

  10.104822      408,637.294   10.154501          0.000     10.179502            0.000    12/31/03
   8.194917      159,507.218    8.210855          0.000      8.218868            0.000    12/31/02

VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I

  13.866152    1,111,500.860   14.134373      5,899.268     14.270730            0.000    12/31/03
  13.437077    1,065,387.210   13.656469      3,834.895     13.767746            0.000    12/31/02
  12.694998      713,042.852   12.864100      1,978.853     12.949664            0.000    12/31/01
  11.776122      380,480.921   11.897491      1,180.235     11.958756          134.867    12/31/00
  10.749115      279,193.758   10.827853      1,472.104     10.867507            0.000    12/31/99
  11.079965       46,348.096   11.128092         30.906     11.152242            0.000    12/31/98
  10.412276            4.653   10.426565          0.000     10.443738            0.000    12/31/97

VAN KAMPEN UIF U.S. MID CAP VALUE PORTFOLIO-CLASS I (FORMERLY MID CAP CORE PORTFOLIO)

  15.551851      417,352.873   15.852805      3,927.983     16.005864          113.080    12/31/03
  11.143745      383,714.571   11.325832      3,089.661     11.418226           28.150    12/31/02
  15.699340      335,452.774   15.908551      1,648.470     16.014471           28.150    12/31/01
  16.438193      253,713.630   16.607603        650.778     16.693197           46.034    12/31/00
  15.049488      183,388.647   15.159702        827.448     15.215264            0.000    12/31/99
  12.705082      111,076.120   12.760268         15.684     12.788027            0.000    12/31/98
  11.113227       16,674.966   11.128478          0.000     11.136071            0.000    12/31/97

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I

  17.374679      549,927.036   17.710793      5,725.997     17.881625           69.022    12/31/03
  12.811814      469,712.672   13.021061      3,710.088     13.127169           28.392    12/31/02
  13.094325      269,466.499   13.268793      1,955.110     13.357067          215.533    12/31/01
  12.088940      147,402.642   12.213548      1,151.970     12.276441            1.523    12/31/00
   9.482378       86,941.426    9.551867        733.827      9.586849            0.000    12/31/99
   9.758808       43,786.457    9.801228         10.564      9.822531            0.000    12/31/98
  11.101269        7,200.060   11.116503          0.000     11.124047            0.000    12/31/97

                                                                            NUMBER OF
                                                          ENHANCED WITH   ENHANCED WITH
                NUMBER OF                    NUMBER OF    ADMINISTRATION  ADMINISTRATION
                 STANDARD                     ENHANCED       CHARGES      CHARGES WAIVED
  STANDARD     ACCUMULATION     ENHANCED    ACCUMULATION      WAIVED       ACCUMULATION
ACCUMULATION      UNITS       ACCUMULATION     UNITS       ACCUMULATION       UNITS
 UNIT VALUE    OUTSTANDING     UNIT VALUE   OUTSTANDING     UNIT VALUE     OUTSTANDING      YEAR
------------  --------------  ------------  ------------  --------------  --------------  --------
VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I

  12.030718      620,028.974   12.263462      5,123.338     12.381730           33.363    12/31/03
   9.098209      526,832.864    9.246820      3,689.937      9.322154           33.363    12/31/02
  11.851536      401,628.667   12.009406      2,274.954     12.089242          124.533    12/31/01
  11.751659      132,621.948   11.872734      1,233.392     11.933810            9.320    12/31/00
   9.536137       78,330.649    9.605992        703.796      9.641132            0.000    12/31/99
   9.848411       34,212.111    9.891198         23.284      9.912646            0.000    12/31/98
  10.204064        9,944.401   10.218060          0.000     10.225073            0.000    12/31/97



* Note: Effective April 30, 2004, AIM V.I. High Yield Fund acquired the assets of INVESCO VIF - High Yield Fund.


The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2003. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF-Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Capital Appreciation Portfolio-Institutional Shares and the two Scudder Investments VIT Funds, or as of May 1, 2001 (the effective date of the Subaccounts) for the INVESCO VIF-Health Sciences Fund, INVESCO VIF-Dynamics Fund, INVESCO VIF-Financial Services Fund, INVESCO VIF-Small Company Growth Fund, PBHG Select Value Portfolio, and PBHG Mid-Cap Portfolio or as of May 1, 2002, (the effective date of the Subaccounts) for The Timothy Plan Conservative Growth Variable Series and The Timothy Plan Strategic Growth Variable Series. The beginning Accumulation Unit Value for the Dreyfus VIF-Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.

FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.

YIELD DATA

The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.

TOTAL RETURN DATA

The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

OTHER PERFORMANCE MEASURES

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

- compare the performance of a Subaccount with applicable indices and/or industry averages;

- present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

- compare investment return on a tax-deferred basis with currently taxable investment return; and

-    illustrate investment returns by graphs, charts, or otherwise.

                                   PORTFOLIOS

The Separate Account currently offers the Subaccounts described below. Each Subaccount is invested in a Portfolio which has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES CAREFULLY BEFORE MAKING ANY DECISION CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO, OR TRANSFERS AMONG, THE SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.


PORTFOLIO / ADVISOR                        INVESTMENT OBJECTIVE
AIM VARIABLE INSURANCE FUNDS (FORMERLY, INVESCO VARIABLE INVESTMENT FUNDS, INC.)

AIM V.I. HIGH YIELD FUND - SERIES I        AIM V.I. High Yield seeks a high level of current income by normally
SHARES                                     investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e.,
(NOTE: EFFECTIVE APRIL 30, 2004, AIM       "junk bonds." The fund's investments may include synthetic instruments.
V.I. HIGH YIELD FUND ACQUIRED THE ASSETS   Synthetic instruments are investments that have economic characteristics
OF INVESCO VIF - HIGH YIELD FUND)          similar to the fund's direct investments, and may include futures and options. The advisor focus on debt securities that they believe have favorable prospects for high current income, they also consider the
Advisor - A I M Advisors, Inc.             possibility of growth of capital for the security.


INVESCO VIF-CORE EQUITY FUND -             INVESCO VIF-Core Equity Fund seeks to provide high total return through
SERIES I SHARES                            both growth and current income. The Fund normally invests at least 80% of its net assets in common and preferred stocks of companies with a history of
Advisor - A I M Advisors, Inc.             paying regular dividends and debt securities.  Debt securities include corporate obligations and obligations of the U.S. government and government
Subadvisor: INVESCO Institutional          agencies. The remaining assets of the Fund are allocated to other
(N.A.), Inc.                               investments at INVESCO's discretion, based upon current business, economic, and market conditions.

PORTFOLIO / ADVISOR                        INVESTMENT OBJECTIVE
INVESCO VIF-DYNAMICS FUND -                INVESCO VIF-Dynamics Fund seeks long-term capital growth. The Fund normally
SERIES I  SHARES                           invests at least 65% of its assets in common stocks of mid-sized companies.
                                           The Fund considers a company to be a mid-capitalization company if it has a
Advisor -  A I M Advisors, Inc.            market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap
Subadvisor:  INVESCO Institutional         Growth Index during the most recent 11-month period (based on month-end
(N.A.), Inc.                               data) plus the most recent data during the current month. The Fund also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other factors that INVESCO believes will lead to rapid sales or earnings growth.

INVESCO VIF-FINANCIAL SERVICES             INVESCO VIF-Financial Services seeks capital growth. The Fund normally
FUND - SERIES I SHARES                     invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services
Advisor - A I M Advisors, Inc.             sector.  These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and
Subadvisor:  INVESCO Institutional         multi-line), investment and miscellaneous industries (asset managers,
(N.A.), Inc.                               brokerage firms, and government-sponsored agencies) and suppliers to financial services companies. The investment advisor seeks companies, which it believes can grow their revenues and earnings in a variety of interest rate environments-although securities prices of financial services companies generally are interest rate sensitive.

INVESCO VIF-HEALTH SCIENCES                INVESCO VIF-Health Sciences seeks capital growth. The Fund normally invests
FUND - SERIES I SHARES                     at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce or distribute products or
Advisor - A I M Advisors, Inc.             services related to health care.  These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology
Subadvisor:  INVESCO Institutional         and healthcare providers and service companies.  The investment advisor
(N.A.), Inc.                               attempts to blend well-established healthcare firms with faster-growing, more dynamic health care companies. Well-established health care companies typically provide liquidity and earnings visibility for the Portfolio and represent core holdings in the Fund.

INVESCO VIF-SMALL COMPANY                  INVESCO VIF-Small Company Growth Fund seeks long-term capital growth. The
GROWTH FUND - SERIES I SHARES              Fund normally invests at least 80% of its net assets in small capitalization companies. The Fund considers a company to be a small capitalization
Advisor - A I M Advisors, Inc.             company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000
Subadvisor:  INVESCO Institutional         Growth Index during the most recent 11-month period (based on month-end
(N.A.), Inc.                               data) plus the most recent data during the current month..  The fund focuses on companies with accelerating earnings growth attributable to rapid sales growth and new products or services.

PORTFOLIO / ADVISOR                        INVESTMENT OBJECTIVE
DREYFUS PORTFOLIOS

THE DREYFUS SOCIALLY RESPONSIBLE           The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital
GROWTH FUND, INC.-INITIAL SHARES           growth with current income as a secondary goal.  To pursue these goals, the fund normally invests at least 80% of its assets in the common stock of
Advisor - The Dreyfus Corporation          companies that Dreyfus believes meet traditional investment standards and
Sub-Advisor - NCM Capital                  conduct their business in a manner that contributes to the enhancement of the quality
Management Group, Inc.                     of life in America.

DREYFUS STOCK INDEX FUND-INITIAL           The Dreyfus Stock Index Fund seeks to match the total return of the
SHARES                                     Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the
                                           Fund generally invests in all 500 stocks in the S&P 500(R) in proportion to their
Advisor - The Dreyfus Corporation          weighting in the index. The Fund is not sponsored, endorsed, sold or
Index Manager - Mellon Equity              promoted by Standard & Poor's, and Standard & Poor's makes no representation
Associates (an affiliate of Dreyfus)       regarding the advisability of investing in the Fund.

DREYFUS VARIABLE INVESTMENT FUND           The VIF Appreciation Portfolio seeks to provide long-term capital growth
("VIF")-APPRECIATION PORTFOLIO-            consistent with the preservation of capital. Its secondary goal is current
INITIAL SHARES                             income. To pursue these goals, the portfolio invests at least 80% of its assets in common stocks. The portfolio focuses on "blue chip" companies
Advisor - The Dreyfus Corporation          with total market values of more than $5 billion at the time of purchase.
Sub-Advisor - Fayez Sarofim & Co.

DREYFUS VARIABLE INVESTMENT FUND           The Portfolio seeks capital growth. To pursue this goal, the portfolio  normally
("VIF")-DEVELOPING LEADERS                 invests at least 80% of its assets in the stocks of companies Dreyfus
PORTFOLIO-INITIAL SHARES                   believes to be characterized by new or innovative products, services or processes
(formerly Small Cap Portfolio)             having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio primarily invests in market capitalizations of less than
Advisor - The Dreyfus Corporation          $2 billion at the time of purchase.

DREYFUS VARIABLE INVESTMENT FUND           The VIF Growth and Income Portfolio seeks long-term capital growth, current
("VIF")-GROWTH AND INCOME                  income and growth of income, consistent with reasonable investment risk. To
PORTFOLIO-INITIAL SHARES                   pursue these goals, the portfolio invests primarily in stocks of domestic and foreign issuers.

Advisor - The Dreyfus Corporation

DREYFUS VARIABLE INVESTMENT FUND           The VIF Money Market Portfolio seeks to provide as high a level of current
("VIF")-MONEY MARKET PORTFOLIO             income as is consistent with the preservation of capital and the maintenance of liquidity.  This Portfolio invests in a diversified portfolio of high
Advisor - The Dreyfus Corporation          quality short-term debt securities.  An investment in the Money Market
                                           Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance
                                           Corporation or any other government agency.  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO / ADVISOR                        INVESTMENT OBJECTIVE
JANUS ASPEN SERIES
JANUS ASPEN SERIES BALANCED                This diversified portfolio seeks long-term capital growth, consistent with
PORTFOLIO-INSTITUTIONAL SHARES             preservation of capital and balanced by current income.  The Portfolio normally invests 40-60% of its assets in securities selected primarily for
Advisor - Janus Capital Management         their growth potential and 40-60% of its assets in securities selected primarily
LLC                                        for their income potential. The Portfolio will normally invest at least 25%
                                           of its assets in fixed-income securities.

JANUS ASPEN SERIES CAPITAL                 This non-diversified portfolio seeks long-term growth of capital by  investing
APPRECIATION PORTFOLIO-INSTITUTIONAL       primarily in common stocks selected for their growth potential.
SHARES                                     The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.
Advisor - Janus Capital Management
LLC

JANUS ASPEN SERIES GROWTH                  This diversified portfolio seeks long-term growth of capital in a manner
PORTFOLIO-INSTITUTIONAL SHARES             consistent with the preservation of capital by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.
Advisor - Janus Capital Management
LLC

JANUS ASPEN SERIES INTERNATIONAL           This diversified portfolio seeks long-term growth of capital by investing, under
GROWTH PORTFOLIO-INSTITUTIONAL             normal circumstances, at least 80% of its net assets in securities from at least
SHARES                                     five different countries, excluding the United States. International investing may present special risks, including currency fluctuations and social and political
Advisor - Janus Capital Management         developments.
LLC

JANUS ASPEN SERIES MID CAP                 This diversified portfolio seeks long-term growth of capital by investing primarily in
GROWTH PORTFOLIO-INSTITUTIONAL             common stocks selected for their growth potential, and normally invests at least 80%
SHARES                                     of its net assets in medium-sized companies.

Advisor - Janus Capital Management LLC

JANUS ASPEN SERIES WORLDWIDE               This diversified portfolio seeks long-term growth of capital in a manner consistent
GROWTH PORTFOLIO-INSTITUTIONAL             with the preservation of capital by investing primarily in common stocks of companies
SHARES                                     of any size throughout the world. International investing may present special risks, including currency fluctuations and social and political developments.
Advisor - Janus Capital Management LLC

PORTFOLIO / ADVISOR                        INVESTMENT OBJECTIVE
PBHG INSURANCE SERIES FUND

PBHG GROWTH II PORTFOLIO                   The Portfolio seeks to provide investors with capital appreciation. Under normal market conditions, the Portfolio invests at least 65% of its assets in growth securities, such as common stocks, of small and medium sized companies.
Advisor - Pilgrim Baxter &                 These companies generally have market capitalizations similar to
Associates, Ltd.                           the market capitalizations of the companies in the Russell Midcap(R) Growth
                                           Index at the time of the Portfolio's investment. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. The Advisor expects to focus on those growth securities whose market capitalization or annual revenues are between $500 million and $10 billion at the time of purchase.

PBHG LARGE CAP GROWTH PORTFOLIO            The Portfolio seeks to provide investors with long-term growth of capital. Under normal market conditions, the Portfolio invests at least 80% of its assets in growth securities, such as common stocks of large capitalization
Advisor - Pilgrim Baxter &                 companies. These companies generally have market capitalizations similar to
Associates, Ltd.                           the market capitalizations of the companies in the Russell 1000(R) Growth
                                           Index at the time of the Portfolio's investment. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. The Advisor intends to focus on those growth securities whose market capitalizations are over $ 5 billion at the time of purchase.

PBHG MID-CAP PORTFOLIO                     The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.  Under
Advisor - Pilgrim Baxter & Associates,     normal market conditions, the Portfolio invests at least 80% of its assets
Ltd.                                       in equity securities, such as common stocks, issued by companies with market capitalization within the range of the S & P MidCap 400 Index at the time of the Portfolio's investment. The equity securities in the Portfolio are common stocks that the Advisor believes have sustainable long-term growth prospects but are currently trading at modest valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio generally has a lower price-to-earnings ratio than the average company in the S&P MidCap 400
                                           Index and its sector weightings are generally within 10% of the Index's sector weightings.

PORTFOLIO / ADVISOR                        INVESTMENT OBJECTIVE
PBHG SELECT VALUE PORTFOLIO                The Portfolio seeks to provide investors long-term growth of capital and income.  Current income is a secondary objective.  Under normal market
Advisor - Pilgrim Baxter & Associates,     conditions, the Portfolio invests at least 65% of its assets in value
Ltd.                                       securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally have market capitalizations similar to the companies in the S&P 500 Index at the time of the Portfolio's investment. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power.
                                           Pilgrim Baxter expects to focus on those value securities whose market capitalizations are over $1 billion at the time of purchase.

PBHG TECHNOLOGY &                          The Portfolio seeks to provide investors with long-term growth of capital.
COMMUNICATIONS PORTFOLIO                   Current income is incidental to the Portfolio's goal.  Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 80%
Advisor - Pilgrim Baxter & Associates,     of its assets in common stocks of companies doing business in the technology
Ltd.                                       and communications sector of the market.  In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the groups of the industries within that sector. The portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments.

SCUDDER VIT FUNDS

SCUDDER VIT-EAFE(R)EQUITY                  Investments in securities of foreign issuers present greater risks including
INDEX (1)                                  currency fluctuations and changes in political/economic conditions.  Foreign securities markets generally exhibit greater price volatility and are less
Advisor - Deutsche Asset                   liquid than the US markets.  Derivatives may be more volatile and less
Management, Inc.                           liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the MSCI EAFE(R) Index closely enough to track its performance.

                                           The EAFE(R) Index is the exclusive property of Morgan Stanley Capital
                                           International, a service of Morgan Stanley and has been licensed for use by the VIT EAFE(R) Index Fund's investment advisor.

SCUDDER VIT -SMALL CAP INDEX(1)            Investments in small-size company stocks generally carry greater risks than are typically associated with larger companies for various reasons such as steeper price fluctuations, narrower markets, limited financial resources,
Advisor - Deutsche Asset                   and less liquid stock. Derivatives may be more volatile and less liquid
Management, Inc.                           than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance.

                                           "Russell 2000(R)" is a trademark of the Frank Russell Company and has been licensed for use by the VIT Small Cap Index Fund's investment advisor.



(1) Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.

PORTFOLIO / ADVISOR                        INVESTMENT OBJECTIVE
STRONG PORTFOLIOS

STRONG OPPORTUNITY FUND II -               The Strong Opportunity Fund II invests, under normal conditions, primarily
ADVISOR CLASS                              in stocks of medium-capitalization companies that the fund's managers believe are under-priced, yet have attractive growth prospects.  The
Advisor - Strong Investments               managers base the analysis on a company's  "Private Market Value"  - the price an investor would be willing to pay for the entire company given its management, financial health and growth potential.  The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation and franchise value.  The manager may sell a stock when its price no longer compares favorably with the company's Private Market Value.

STRONG VARIABLE INSURANCE                  The Strong Mid Cap Growth Fund II invests, under normal conditions, at least
FUNDS, INC.-STRONG MID CAP                 80% of its assets in stocks of medium-capitalization companies that the
GROWTH FUND II                             fund's manager believes have favorable prospects for above average and sustainable growth of earnings and/or revenue. The fund defines
                                           "medium-capitalization companies"  as companies with a market
Advisor - Strong Investments               capitalization substantially similar to that of companies in the Russell
                                           Midcap(TM) Index at the time of investment.  Although the fund may invest in stocks of any economic sector, at times it may emphasize one or more particular sectors.  The fund may utilize an active trading approach.  The manager may sell a holding when there is, among other things, a fundamental change in the outlook for the company (e.g., a change in management or reduction in earnings) or to take advantage of a better investment opportunity.

THE TIMOTHY PLAN VARIABLE SERIES

THE TIMOTHY PLAN CONSERVATIVE              The primary investment objective of the Timothy Plan Conservative Growth
GROWTH VS                                  Variable Series is to seek moderate levels of long-term capital growth, with a secondary objective of current income.  The Portfolio normally invests at
Advisor - Timothy Partners, Ltd.           least 75% in specific funds offered by the Timothy Plan family of funds.
                                           Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation.  The securities in which the underlying funds shall be precluded from investing, by virtue of the funds' and Portfolio's ethical standards, are referred to as "excluded securities."

PORTFOLIO / ADVISOR                        INVESTMENT OBJECTIVE
THE TIMOTHY PLAN STRATEGIC GROWTH          The primary investment objective of the Timothy Plan Strategic Growth
VS                                         Variable Series is to seek medium to high levels of long-term capital growth, with a secondary objective of current income.  The Portfolio
Advisor - Timothy Partners, Ltd.           normally invests at least 75% in specific funds offered by the Timothy Plan family of funds.  Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation.  The securities in which the underlying funds shall be precluded from investing, by virtue of the funds' and Portfolio's ethical standards, are referred to as "excluded securities."

VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

VAN KAMPEN UIF CORE PLUS FIXED             The investment objective of the Core Plus Fixed Income Portfolio is to seek
INCOME PORTFOLIO-CLASS I                   above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Adviser - Van Kampen(1)                    The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities.  The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years.  The
                                           Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as "junk bonds").

VAN KAMPEN UIF U.S. MID CAP VALUE          The investment objective of the Mid Cap Value Portfolio is to seek
PORTFOLIO-CLASS I (formerly, U.S. Mid      above-average total return over a market cycle of three to five years by
Cap Core Portfolio)                        investing primarily in common stocks and equity securities.  The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included
Adviser - Van Kampen(1)                    in the Russell Midcap Value Index. The Adviser seeks attractively valued companies experiencing a change that is believed could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency.

VAN KAMPEN UIF U.S. REAL ESTATE            The investment objective of the U.S. Real Estate Portfolio is to seek above-average
PORTFOLIO-CLASS I                          current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate
Adviser - Van Kampen(1)                    investment trusts (REITs).

VAN KAMPEN UIF-VALUE PORTFOLIO-            The investment objective of the Value Portfolio is to seek above-average
CLASS I                                    total return over a market cycle of three to five years by investing
Adviser - Van Kampen(1)                    primarily in common stocks and other equity securities.  The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.



(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002 Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the U.S. Mid Cap Value, Value and Core Plus Fixed Income Portfolios.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS

The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify Owners before it eliminates a Subaccount or substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING RIGHTS

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

* Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)


The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R) which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. ("GAFRI"), a publicly traded insurance holding company (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

                              THE SEPARATE ACCOUNT

The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

                        GREAT AMERICAN ADVISORS(R), INC.



Great American Advisors(R) Inc. ("GAA"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. GAA is a wholly owned subsidiary of GAFRI. GAA is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 525 Vine Street, Cincinnati, Ohio 45202. The Company pays GAA for acting as underwriter according to the terms of a distribution agreement.


GAA sells Contracts through its registered representatives. In addition, GAA may enter into sales agreements with other broker-dealers to solicit applications or order tickets for the Contracts through its registered representatives. These broker-dealers are registered with the SEC and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or GAA may pay commissions to registered representatives of GAA and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced for Contracts issued to Owners over age
80. When permitted by state law and in exchange for lower initial commissions, GAA and/or the Company may pay trail commissions to registered representatives of GAA and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or GAA may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of GAA and/or other broker-dealers.

                             CHARGES AND DEDUCTIONS

CHARGES AND DEDUCTIONS BY THE COMPANY

There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees and premium taxes, where applicable. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.

Except as described below, the Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

 Purpose of Charge    Offset expenses incurred by the Company in the sale of the
                      Contracts, including commissions paid and costs of sales literature.

 Amount of Charge     Up to 7% of each purchase payment withdrawn from the
                      Contract depending on number of years elapsed since receipt of the purchase payment.

Number of full years elapsed
between date of receipt of               0          1         2         3         4         5         6      7 or
purchase payment and date request                                                                             more
for withdrawal or surrender
received

CDSC as a percentage of purchase
payment withdrawn or surrendered        7%          6%        5%        4%        3%        2%        1%     0%

When Assessed          On surrenders or withdrawals of purchase payments during
                       the Accumulation Period.


Assessed Against What  Purchase payments only, not earnings. See the Surrender and Withdrawals section of this prospectus for information on order of withdrawal of earnings and purchase payments.



Waivers                -  Free withdrawal privilege.  See the Surrender and
                          Withdrawals section of this prospectus for information.


                       - In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                       - Upon separation from service if the Contract issued with employer plan endorsement or deferred compensation endorsement.

                       - If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force ten years or more.


                       - Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.


                       - If the Social Security Administration determines after the Contract is issued that the Owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.

                       - Successor Owner election. See the Account Value section of this prospectus for information.

                       - Where required to satisfy state law or required for participation in certain retirement plans.

CONTRACT MAINTENANCE FEE

 Purpose of Charge       Offset expenses incurred in issuing the Contracts and
                         in maintaining the Contracts and the Separate Account.

 Amount of Charge        $30.00 per year.

 When Assessed           During the Accumulation Period the charge is deducted
                         on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit
                         Payment Period a portion of the charge is deducted from each variable dollar benefit payment.

 Assessed Against What   Amounts invested in the Subaccounts. During the
                         Accumulation Period, the charge is deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge. During the Benefit
                         Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the Fixed
                         Account options.

 Waivers                 -  During Accumulation Period if the Account Value is
                            at least $40,000 on the date the charge is due
                            (individual contracts only).

                         - During Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

                         - In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                         - During Benefit Payment Period where required to satisfy state law.

TRANSFER FEE

 Purpose of Charge       Offset cost incurred in administering the Contracts.

 Amount of Charge        $25 for each transfer in excess of 12 in any contract
                         year. The Company reserves the right to change the amount of this charge at any time, or the number of transfers which can be made without incurring the charge at any time.

 When Assessed           During the Accumulation Period.

 Assessed Against What   Deducted from amount transferred.

 Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

ADMINISTRATION CHARGE

 Purpose of Charge       Offset expenses incurred in administering the Contracts
                         and the Separate Account.

 Amount of Charge        Daily charge equal to 0.000411% of the daily Net Asset
                         Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

 When Assessed           During the Accumulation Period and during the Benefit
                         Payment Period if a variable dollar benefit is elected.

 Assessed Against What   Amounts invested in the Subaccounts. Not assessed
                         against the Fixed Account options.

 Waivers May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

MORTALITY AND EXPENSE RISK CHARGE

  Purpose of Charge                 Compensation for bearing certain mortality
                                    and expense risks under the Contract.
                                    Mortality risks arise from the Company's obligation to make benefit payments during the Benefit Payment Period and to make the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the
                                    Contracts and the Separate Account will
                                    exceed the amount recovered through the
                                    contract maintenance fees, transfer fees and administration charges.

  Amount of Charge                  Daily charge equal to 0.003446% of the daily
                                    Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

  When Assessed                     During the Accumulation Period, and during
                                    the Benefit Payment Period if a variable dollar benefit is elected.

  Assessed Against What             Amounts invested in the Subaccounts. Not
                                    assessed against the Fixed Account options.

  Waivers When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as "Enhanced Contracts." The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%.

PREMIUM TAXES

Currently some state and local governments impose premium taxes. These taxes currently range from zero to 5.0% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

DISCRETIONARY WAIVERS OF CHARGES

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

                                  THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

RIGHT TO CANCEL


The Owner of an Individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.


PERSONS WITH RIGHTS UNDER A CONTRACT

OWNER: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

JOINT OWNERS: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

SUCCESSOR OWNER: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner's death, or the surviving spouse must make an election within one year of the Owner's death.

ANNUITANT: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

BENEFICIARY: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner's estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

PAYEE: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

ASSIGNEE: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

                               ACCUMULATION PERIOD


Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner's instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrender or withdrawal, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.


ACCOUNT STATEMENTS

During the Accumulation Period, the Company will provide a report of the Contract's Account Value, and any other information required by law, at least once each contract year. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) the value of the Owner's interest in the Fixed Account options as of that time; and
(2) the value of the Owner's interest in the Subaccounts as of that time. The value of the Owner's interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, withdrawal, surrender, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

ACCUMULATION UNITS

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

     -    transfer from a Subaccount

     -    surrender or withdrawal from the Subaccounts

     -    payment of a death benefit

     -    application of the amounts in the Subaccounts to a settlement option

     -    deduction of the contract maintenance fee

     -    deduction of any transfer fee

SUCCESSOR OWNER ELECTION

If the Contract is issued after May 1, 2004, and the surviving spouse of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner's death.

Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.

PURCHASE PAYMENTS

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

                                                                  TAX-QUALIFIED               NON-TAX-QUALIFIED
                                                               -------------------          ---------------------
MINIMUM INITIAL PURCHASE PAYMENT                               $2,000                       $5,000

MINIMUM MONTHLY PAYMENT UNDER PERIODIC PAYMENT PROGRAM         $50                          $100

MINIMUM ADDITIONAL PAYMENTS                                    $50                          $50

MAXIMUM SINGLE PURCHASE PAYMENT                                $500,000 or Company          $500,000 or Company
                                                               approval                     approval

The Company reserves the right to increase or decrease the minimum initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the Owner's account. If the application or order ticket form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket form is not in good order, the Company will attempt to get the application or order ticket form in good order within five business days. If the application or order ticket form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application or order ticket form is in good order. Once the application or order ticket form is in good order, the purchase payment will be applied to the Owner's account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

The Company may, in its sole discretion, restrict or prohibit the credit of purchase payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

INVESTMENT OPTIONS--ALLOCATIONS

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available Fixed Account options are:

         Fixed Accumulation Account Option
         One-Year Guaranteed Interest Rate Option
         Three-Year Guaranteed Interest Rate Option
         Five-Year Guaranteed Interest Rate Option
         Seven-Year Guaranteed Interest Rate Option

The current restrictions on allocations are:

                                                                       TAX-QUALIFIED AND NON-TAX-QUALIFIED
                                                          --------------------------------------------------------------
MINIMUM ALLOCATION TO ANY SUBACCOUNT                      $10

MINIMUM ALLOCATION TO FIXED ACCUMULATION ACCOUNT          $10

MINIMUM ALLOCATION TO FIXED ACCOUNT GUARANTEE PERIOD      $2,000
OPTION                                                    No amounts may be allocated to a guarantee period
                                                          option that would extend beyond the Annuity
                                                          Commencement Date.

ALLOCATIONS TO EITHER FIVE-YEAR GUARANTEED                For Contracts issued after May 1, 2004 for states where
INTEREST RATE OPTION OR SEVEN-YEAR                        the Company has received regulatory approval, amounts may be
GUARANTEED INTEREST RATE OPTION                           allocated to the Five-Year Guaranteed Interest Rate
                                                          Option and the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

ALLOCATION DURING RIGHT TO CANCEL PERIOD                  No current restrictions, but the Company reserves the
                                                          right to require that purchase payment(s) be allocated to
                                                          the money market Subaccount or to the Fixed Accumulation
                                                          Account option during the right to cancel period.

Interests in the Fixed Account options are not securities and are registered with the SEC. Amounts allocated to the Fixed Account options will receive interest at a rate no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The interest rate credited to each purchase payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate credited to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed with the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

The Company may, in its sole discretion, restrict, delay or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

PRINCIPAL GUARANTEE PROGRAM

An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The Principal Guarantee Program is only available during the first Contract year.

RENEWAL OF FIXED ACCOUNT GUARANTEE OPTIONS

An amount allocated or transferred to a Fixed Account guarantee interest rate option will mature at the end of the guarantee period. When an amount matures, the Owner may elect to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, the amount will be allocated to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.

TRANSFERS

If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

The current restrictions on transfers are:

                                                        TAX-QUALIFIED AND NON-TAX-QUALIFIED
                                                        -----------------------------------
MINIMUM TRANSFER FROM ANY SUBACCOUNT           $500 or balance of Subaccount, if less

MINIMUM TRANSFER FROM FIXED ACCOUNT OPTION     $500 or balance of Fixed Account option, if less

MINIMUM TRANSFER TO FIXED ACCOUNT GUARANTEE    $2,000
PERIOD OPTION                                  No amounts may be transferred to a guarantee period option, that would extend beyond the Annuity Commencement Date.

MAXIMUM TRANSFER FROM FIXED ACCOUNT OPTION     During any contract year, 20% of the Fixed Account option's
OTHER THAN FIXED ACCOUNT GUARANTEE PERIOD      value as of the most recent contract anniversary.
OPTION WHICH  IS MATURING

TRANSFERS TO EITHER FIVE-YEAR GUARANTEED       For Contracts issued after May 1, 2004 for states where the
INTEREST RATE OPTION OR SEVEN-YEAR             Company has received regulatory approval, amounts may be
GUARANTEED INTEREST RATE OPTION                transferred to the Five-Year Guaranteed Interest Rate Option and the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

TRANSFERS FROM FIXED ACCOUNT OPTIONS           -      May not be made prior to first contract anniversary.
                                               -      Amounts transferred from Fixed Account options to
                                                      Subaccounts may not be transferred back to Fixed
                                                      Account options for a period of 6 months from the date of
                                                      the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. The Company may, in its sole discretion, restrict, or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

AUTOMATIC TRANSFER PROGRAMS

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

                                                                    MINIMUM ACCOUNT
           SERVICE                      DESCRIPTION                  REQUIREMENTS               LIMITATIONS/NOTES
           -------                      -----------                  ------------               -----------------
DOLLAR COST AVERAGING           Automatic transfers from      Source of funds must be at   Dollar cost averaging
There are risks involved in     the money market Subaccount   least $10,000.  Minimum      transfers may not be made
switching between investments   to any other Subaccount(s),   transfer per month is        to any of the Fixed Account
available under the             or from the Fixed             $500.  When balance of       options.  The dollar cost
Contract.  Dollar cost          Accumulation Account option   source of funds falls        averaging transfers will
averaging requires regular      to any Subaccount(s), on a    below $500, entire balance   take place on the last
investments regardless of       monthly or quarterly          will be allocated            Valuation Date of each
fluctuating price levels and    basis.                        according to dollar cost     calendar month or quarter
does not guarantee profits or                                 averaging instructions.      as requested by the Owner.
prevent losses in a declining
market.  You should consider
your financial ability to
continue dollar cost
averaging transfers through
periods of changing price
levels.

PORTFOLIO REBALANCING           Automatically transfer        Minimum Account Value of     Transfers will take place
                                amounts between the           $10,000.                     on the last Valuation Date
                                Subaccounts and the Fixed                                  of each calendar quarter.
                                Accumulation Account option                                Portfolio rebalancing will
                                to maintain the percentage                                 not be available if the
                                allocations selected by the                                dollar cost averaging
                                Owner.                                                     program or an interest
                                                                                           sweep from the Fixed
                                                                                           Accumulation Account option
                                                                                           is being utilized.

INTEREST SWEEP                  Automatic transfers of the    Balance of each Fixed        Interest sweep transfers
                                income from any Fixed         Account option selected      will take place on the last
                                Account option(s) to any      must be at least $5,000.     Valuation Date of each
                                Subaccount(s).                Maximum transfer from each   calendar quarter.  Interest
                                                              Fixed Account option         sweep is not available from
                                                              selected is 20% of such      the Seven-Year Guaranteed
                                                              Fixed Account option's       Interest Rate Option if the
                                                              value per year.  Amounts     Principal Guarantee Program
                                                              transferred under the        is selected.
                                                              interest sweep program
                                                              will reduce the 20%
                                                              maximum transfer amount
                                                              otherwise allowed.

TELEPHONE, FACSIMILE OR INTERNET TRANSFERS

Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company's web site at www.annuityinvestors.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days' written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

TERMINATION OF AUTOMATIC TRANSFER PROGRAMS

The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the service. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

OTHER RESTRICTIONS ON TRANSFERS

Transfers involving Subaccounts may be subject to restrictions or requirements if exercised by a market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. In particular, a pattern of transfers that coincides with a market timing strategy has the potential to have a detrimental effect on Accumulation Unit Values or Portfolio net asset values. Portfolios may refuse to execute such transfer requests. The Company may be unable to effectuate transfers in such situations.


Additionally, the Company reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect Contract Owners, Annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some Contract Owners (or third parties acting on their behalf). The Company will apply the same standards to all Contract Owners in its determination of whether to exercise its right to refuse or limit transfer requests (or when taking any other necessary actions). If the Company determines that a Contract Owner (or third party acting on the Contract Owner's behalf) is engaging in harmful short-term trading, the Company reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified Contract Owners to submit transfer requests via telephone, facsimile or over the Internet. If the Company exercises this right, affected Contract Owners would be limited to submitting transfer requests via U.S. mail. The Company may also refuse transfer requests submitted by specified Contract Owners (or third parties on their behalf) that exhibit a pattern of short-term trading. Any action taken by the Company pursuant to this provision will be preceded by 10 days' written notice to the affected Contract Owner(s). If the Company refuses a transfer request pursuant to this provision, the request may be resubmitted via U.S. mail. That transfer would then be effective as of the Valuation Date during which the Company receives the request for transfer via U.S. mail, and would be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

Additionally, the Company may, in its sole discretion, restrict or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

SURRENDER AND WITHDRAWALS

An Owner may surrender a Contract in full or take a partial withdrawal during the Accumulation Period. A CDSC may apply on any surrender or withdrawal. The restrictions and charges on surrenders and withdrawals are:


                                                          Tax-Qualified                   Non-Tax-Qualified
                                                          -------------                   -----------------
MINIMUM AMOUNT OF WITHDRAWAL                                                            $500

MINIMUM REMAINING SURRENDER VALUE AFTER WITHDRAWAL                                      $500

AMOUNT AVAILABLE FOR SURRENDER OR WITHDRAWAL           Account Value subject to tax     Account Value, subject to
(Valued as of end of Valuation Period                  law or employer plan             employer plan restrictions on
in which request for surrender or withdrawal           restrictions on withdrawals      withdrawals
is received by the Company)                            or surrenders

TAX PENALTY FOR EARLY WITHDRAWAL                       When applicable, 10% of amount distributed before age 59 1/2
                                                       (25% for certain SIMPLE IRAs)

CONTRACT MAINTENANCE FEE ON SURRENDER                  $30 (no CDSC applies to fee)

CONTINGENT DEFERRED SALES CHARGE ("CDSC")              Up to 7% of purchase payments

ORDER OF WITHDRAWAL FOR PURPOSES OF CDSC               First from accumulated earnings (no CDSC applies) and then
(order may be different for tax purposes)              from purchase payments on "first-in, first-out" basis (CDSC may apply)


A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request, unless the Owner requests that the withdrawal be from a specific investment option. A surrender or withdrawal is effective on the Valuation Date during which the Company receives the request, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of the amount surrendered or withdrawn may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Payment of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawals as allowed by state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

FREE WITHDRAWAL PRIVILEGE

The Company will waive the CDSC on a full or partial withdrawal during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

LONG-TERM CARE WAIVER RIDER

If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.

SYSTEMATIC WITHDRAWAL

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

The Company may make loans to Owners of certain tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

TERMINATION

The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.

                             BENEFIT PAYMENT PERIOD

ANNUITY BENEFIT

An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than Annuity Commencement Date.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

DEATH BENEFIT

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

Death Benefit payments shall be made to the Beneficiary as payee. In lieu of that, after the death of the Owner, a Beneficiary which is a non-natural person may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. Any such election by a non-natural person as Beneficiary shall be by Written Request, and may be made or changed at any time.

The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. However, if the Beneficiary is a non-natural person, then any payments under a life option will be based on the life of a person to whom the Beneficiary is obligated, who must be designated by the Beneficiary by Written Request before the Death Benefit Commencement Date.

In any event, if the Beneficiary is a non-natural person, any Death Benefit amounts remaining payable on the death of the payee will be paid to any contingent payee designated by the Beneficiary by Written Request, or if none is surviving at the time payment is to be made, then to the Beneficiary.

DEATH BENEFIT AMOUNT

The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2000 and again in 2003, the Company sought approval from the various states for an endorsement with revised provisions concerning the determination of the Death Benefit Amount (the "2000 Death Benefit Endorsement" and "2003 Death Benefit Endorsement," respectively). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.

DEATH BENEFIT AMOUNT (VERSION 1)

This Version 1 of the Death Benefit Amount applies to:


         1) all Group and Individual Contracts issued in any state after May 1, 2004 (except for Florida, Minnesota and North Carolina for Group Contracts and California for Individual Contracts until the 2003 Death Benefit Endorsement is approved for those Contracts in those states); and


         2) all Group and Individual Contracts issued prior to May 1, 2004 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

Death Benefit Amount

The Death Benefit will equal the greatest of:

      1)     the Account Value on the Death Benefit Valuation Date; or

      2) the total of all your purchase payments, reduced proportionally for partial surrenders; or

      3)     the Historic High Value.

The Historic High Value is equal to the lesser of (a) 200% of the total purchase payments, reduced proportionally for withdrawals and (b) the High Value, reduced proportionally for withdrawals taken after the High Value was reached. The High Value is the largest Account Value on the fifth or any subsequent Contract Anniversary, but before the Death Benefit Valuation Date and prior to Age 65. If the Contract was issued after the Owner's 60th birthday, there is no High Value. If the Death Benefit Valuation Date is before the fifth Contract anniversary, then there is no High Value. If there is no High Value. I there is no High Value, then there is no Historic High Value.

The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans. The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawals. The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date.

DEATH BENEFIT AMOUNT (VERSION 2)

This Version 2 of the Death Benefit Amount applies to:


1) all Individual Contracts issued in Minnesota and California prior to May 1, 2004 and after the 2000 Death Benefit Endorsement was approved but before the 2003 Death Benefit Endorsement was approved; and


2) all Individual Contracts issued in any state (except Oregon, South Carolina or Washington) after the 2000 Death Benefit Endorsement was approved, but before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The Death Benefit will equal the greatest of:

     1)   the Account Value on the Death Benefit Valuation Date; or

     2)   the Minimum Death Benefit; or

     3)   the Historic High Value;

The Minimum Death Benefit is equal to total purchase payments, reduced proportionally for withdrawals, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal. If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 3%, to the Death Benefit Valuation Date. If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 3%, to the Contract Anniversary prior to the 80th birthday. No interest will be added if the Owner was Age 80 before this Contract was issued.

The Historic High Value is equal to the High Value, reduced proportionally for withdrawals taken after the High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal. The High Value is the largest Account Value on the fifth or any subsequent Contract Anniversary, but before the Death Benefit Valuation Date and prior to Age 80. If this Contract was issued after the Owner's 75th birthday, there is no High Value. This means there is no Historic High Value.

The death benefit will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date. Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

For all Contracts, the Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner's death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner's date of death.

DEATH BENEFIT AMOUNT (VERSION 3)

This Version 3 of the Death Benefit Amount applies to:

1) all Individual Contracts issued in Oregon, South Carolina or Washington before the 2003 Death Benefit Endorsement was approved in those states;

2) all Individual Contracts issued in all other states before the 2000 Death Benefit Endorsement was approved by those states; and

3) all Group Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse becomes a successor Owner of the Contract, the death benefit will be paid on the death of the successor Owner if he or she dies during the Accumulation Period.

The death benefit will be an amount equal to the largest of the following three amounts:

     1)   The Account Value on the Death Benefit Valuation Date

     2) The total purchase payment(s), with interest at three percent (3%) per year through the Death Benefit Valuation Date or the Owner's 80th birthday if earlier, compounded annually, less any partial surrenders and any contingent deferred sales charges that applied to those amounts

     3) The largest Account Value on any contract anniversary after the fourth contract anniversary and prior to the Death Benefit Valuation Date or the Owner's 80th birthday if earlier, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner's death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner's date of death.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a fixed dollar benefit; (2) as a variable dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

INCOME FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

LIFE ANNUITY: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

CALCULATION OF FIXED DOLLAR PAYMENTS

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male), with interest at 1% per year, compounded annually.

For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group Contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code ("IRC") Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

CALCULATION OF VARIABLE DOLLAR PAYMENTS


The variable dollar base payment is the amount it would be if it were a fixed dollar payment calculated at the Company's minimum guaranteed settlement option factors.

The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes a fixed rate of interest, payments will be less than the base payment if the net investment performance of the applicable Subaccounts is less than that rate of interest. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is greater than that rate of interest.

The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar basee payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

COMMUTED VALUES

After receiving benefits under a Contract for at least 5 years, the person entitled to payments may elect to receive a lump-sum commuted value of the remaining benefit payments. The commuted value is less than the sum of the payments not made because those payments include interest. The commuted value at any time is an amount equal to the payments not yet made under the settlement option less interest from the date of each payment not yet made. The interest rate used to calculate the commuted value of payments may not be the same interest rate originally used to establish the payments under the settlement option. The Company will, upon request, provide information on the then current commuted value, if any, of any non-life contingent settlement option elected.


Payments contingent on life may not be commuted. A Beneficiary may not commute payments under a settlement option elected by the Owner.


                               FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus and Statement of Additional Information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and are subject to change. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

TAX DEFERRAL ON ANNUITIES

Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

TAX-QUALIFIED RETIREMENT PLANS

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including individual retirement annuities ("IRAs"), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

INDIVIDUAL RETIREMENT ANNUITIES

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

ROTH IRAS

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions may be made after five years once the Owner attains age 59 1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.

TAX-SHELTERED ANNUITIES

IRC 403(b) of the Code permits contributions to a "tax-sheltered annuity" or "TSA" for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.

TEXAS OPTIONAL RETIREMENT PROGRAM

The Texas Optional Retirement Program ("ORP") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions.
Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee's vesting status and, if the employee is living and under age 70 1/2, the employee's retirement or other termination from employment.

TEXAS TEACHERS RETIREMENT SYSTEM

The Texas Teachers Retirement System ("TRS") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities. In order to qualify for inclusion as an investment option in the TRS program, the Contracts are subject to certain requirements established by TRS. Among other things, the TRS requirements impose limitations on total expenses (including expenses of the Portfolios). As a result, some of the Subaccounts and their underlying Portfolios may not be available to TRS Contract Owners for allocation of purchase payments or transfers. Similarly, certain optional benefits that are, or may be, offered to other Contract Owners for an extra charge may not be available to TRS Contract Owners due to these limitations.

PENSION AND PROFIT SHARING PLANS

IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may use annuity contracts to fund plan benefits. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

GOVERNMENTAL DEFERRED COMPENSATION PLANS

State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

NONQUALIFIED DEFERRED COMPENSATION PLANS

Non-governmental tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (and governmental employers may do so in connection with a plan taxed under IRC 457(f)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors. Benefit payments under the employer plan (whether or not made from the Contract) may be subject to restrictions imposed by the IRC or by the plan.

SUMMARY OF INCOME TAX RULES

The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts.

                                     TAX-QUALIFIED PLANS
                           NONQUALIFIED DEFERRED COMPENSATION PLANS     BASIC NON-TAX-QUALIFIED CONTRACTS
                       -----------------------------------------------  ---------------------------------
PLAN TYPES             -   IRC Section 401 (Pension and Profit Sharing)    -    IRC Section 72 onlY
                       -   IRC Section 403(b) (Tax-Sheltered Annuities)
                       -   IRC Section 408 (IRA, SEP, SIMPLE IRA)
                       -   IRC Section 408A (Roth IRA)
                       -   IRC Section 457
                       -   Nonqualified Deferred Compensation

WHO MAY PURCHASE A     Natural person, employer, or employer plan.      Anyone. Non-natural person may purchase but
CONTRACT               Nonqualified deferred compensation plans will    will generally lose tax-deferred status.
                       generally lose tax-deferred status of Contract
                       itself.

TAXATION OF            If there is an after-tax "investment in the      Account Value in excess of "investment in the
SURRENDERS             contract," a pro rata portion of the amount      contract" is included in taxable income.
                       surrendered is taxable income based on the       Generally, the "investment in the contract"
                       ratio of "investment in the contract" to         will equal the sum of all purchase payments
                       Account Value. Usually, 100% of distributions    less prior non-taxable withdrawals.
                       from a qualified plan must be included in        Surrenders are deemed to come from earnings
                       taxable income because there were no after-tax   first, and "investments in the contract"
                       contributions and therefore no "investment in    last.
                       the contract."  Qualified distributions from
                       Section 408A Roth IRA may be completely tax      For a Contract purchased as part of an IRC
                       free.                                            Section 1035 exchange which includes

                       Surrenders prior to age 59 1/2 may be subject    contributions made before August 14, 1982
                       to 10% tax penalty (25% for a SIMPLE IRA         ("pre-TEFRA contributions") partial withdrawals
                       within the first two years of participation).    are not taxable until the pre-TEFRA contributions
                                                                        have been returned.

                       Surrenders from tax-qualified Contracts may be   The taxable portion of any surrender prior to
                       restricted to meet requirements of the Internal  age 59 1/2 may be subject to a 10% tax penalty.
                       Revenue Code or the terms of a retirement plan.

TAXATION OF BENEFIT    For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio
PAYMENTS (ANNUITY      of after-tax "investment in the contract"  (if any) to the total expected payments, and the
BENEFIT PAYMENTS OR    balance is included in taxable income. For variable dollar benefit payments, a specific dollar
DEATH BENEFIT          amount of each payment is tax free, as predetermined by a pro rata formula, rather than
PAYMENTS)              a percentage of each payment. In either case, once the after-tax "investment in the contract"
                       has been recovered, the full amount of each benefit payment is included in taxable income.
                       Qualified distributions from a Section 408A Roth IRA made five years or more after the first Roth
                       IRA contribution may be completely tax free. The taxable portion of any payments received before age 59 1/2 may be subject to a 10% tax penalty (25% for SIMPLE IRA payments with in the first 2 years of participation). Tax penalties do not apply to any payments after the death of the Owner.

TAXATION OF LUMP SUM   Taxed to recipient generally in same manner as full surrender. Tax penalties do not apply to death benefit
DEATH BENEFIT PAYMENT  distributions.

ASSIGNMENT OF          Assignment and transfer of Ownership generally   Generally, deferred earnings become taxable  to
CONTRACT/              not permitted.                                   transferor at time of transfer and  transferee
TRANSFER OF OWNERSHIP                                                   receives an "investment in the contract" equal to
                                                                        the Account Value at that time. Gift tax
                                                                        consequences are not discussed herein.

WITHHOLDING            Eligible rollover distributions from Section     Generally, Payee may elect to have taxes
                       401, Section 403(b), and governmental Section    withheld or not.
                       457 plan Contracts subject to 20% mandatory
                       withholding on taxable portion unless direct
                       rollover. Other Section 457 plan benefits and
                       nonqualified deferred compensation plan
                       benefits subject to wage withholding. For all
                       other payments, Payee may elect to have taxes
                       withheld or not.

                           GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

ACCUMULATION UNIT VALUE: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Funds.

BENEFIT UNIT VALUE: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar payments.

NET INVESTMENT FACTOR: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

                           THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC's web site: http://www.sec.gov. The registration number for the Registration Statement is 333-19725.

                          OTHER INFORMATION AND NOTICES

HOUSEHOLDING - REVOCATION OF CONSENT

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household ("householding") may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 for additional information about householding.

ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

LEGAL PROCEEDINGS


The Company and Great American Advisors(R), Inc. are involved in various kinds of routine litigation which, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

                       STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:


                                                                           Page
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) ...........................      3
     General Information and History ..................................      3
     State Regulations ................................................      3
SERVICES ..............................................................      3
     Safekeeping of Separate Account Assets ...........................      3
     Records and Reports ..............................................      3
     Experts ..........................................................      3
DISTRIBUTION OF THE CONTRACTS .........................................      4
CALCULATION OF PERFORMANCE INFORMATION ................................      4
     Money Market Subaccount Standardized Yield Calculation ...........      4
     Average Annual Total Return Calculation ..........................      6
     Cumulative Total Return Calculation ..............................      6
     Standardized Average Annual Total Return Data ....................      7
     Non-Standardized Average Annual Total Return Data ................     11
     Other Performance Measures .......................................     14
BENEFIT UNITS-TRANSFER FORMULAS .......................................     15
FEDERAL TAX MATTERS ...................................................     16
     Taxation of Separate Account Income ..............................     16
     Tax Deferred Status of Non Qualified Contracts ...................     17
FINANCIAL STATEMENTS ..................................................     17


Copies of the Statement of Additional Information dated May 1, 2004 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.annuityinvestors.com to request a copy.

Name:
________________________________________________________________________________
Address:
________________________________________________________________________________
City:
________________________________________________________________________________
State:
________________________________________________________________________________
Zip:
________________________________________________________________________________

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R)VARIABLE ACCOUNT B

                            THE COMMODORE SPIRIT(SM)
             GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2004

Annuity Investors Life Insurance Company (the "Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2004, for The Commodore Spirit Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE OPTIONAL ENHANCED DEATH BENEFIT RIDER IF YOU WERE A CONTRACT OWNER PRIOR TO MAY
      1, 2003 AND YOU PURCHASED THE OPTIONAL ENHANCED DEATH BENEFIT RIDER.


The Statement of Additional Information ("SAI") dated May 1, 2004, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http://www.sec.gov. The registration number for The Commodore Spirit is 333-19725.


NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS
    SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus or this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-    THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED.

- THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT UNION.

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS.

-    THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE.

          SECTIONS OF PROSPECTUS AMENDED OR REPLACED IN THEIR ENTIRETY

The "SEPARATE ACCOUNT ANNUAL EXPENSES" and the "EXAMPLES" subsections of the "EXPENSE TABLES" section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:

                                                                           OPTIONAL DEATH          OPTIONAL DEATH
   SEPARATE ACCOUNT ANNUAL EXPENSES                                      BENEFIT CONTRACTS       BENEFIT CONTRACTS
(as a % of the average value of the Owner's                              (ISSUE AGE 65 AND       (ISSUE AGE OVER 65
interest in the Subaccounts)                     STANDARD CONTRACTS           YOUNGER)             AND UNDER 79)
-------------------------------------------      ------------------      -----------------       ------------------
Mortality and Expense Risk Charge                      1.25%                   1.35%                   1.50%
Administration Charge                                  0.15%                   0.15%                   0.15%
                                                       -----                   -----                   -----
Total Separate Account Annual Expenses                 1.40%                   1.50%                   1.65%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

The first example assumes you invest $10,000 in a Contract with the Optional Death Benefit and you are over age 65 (highest possible Separate Account charges) for the time periods indicated, and that your investment has a 5% return each year. The example also assumes either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)     If you surrender your Contract at the end of the applicable time period:


           1 YEAR    3 YEARS  5 YEARS  10 YEARS
           ------    -------  -------  --------
MAXIMUM     1,039     1,585     2,228    4,542
MINIMUM       918     1,205     1,566    3,056


(2)     If you annuitize your Contract at the end of the applicable time period:


           1 YEAR    3 YEARS  5 YEARS  10 YEARS
           -------   -------  -------  --------
MAXIMUM      339      1,085    1,928     4,542
MINIMUM      218        705    1,266     3,056





(3)     If you do not surrender your Contract:


           1 YEAR    3 YEARS  5 YEARS  10 YEARS
           ------    -------  -------  --------
MAXIMUM     339       1,085    1,928     4,542
MINIMUM     218         705    1,266     3,056

The next example assumes you invest $10,000 in a Contract with no optional features (lowest possible Separate Account charges) for the time periods indicated, and that your investment has a 5% return each year. The example also assumes either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)     If you surrender your Contract at the end of the applicable time period:


           1 YEAR    3 YEARS  5 YEARS  10 YEARS
           ------    -------  -------  --------
MAXIMUM     1,014     1,507    2,093     4,246
MINIMUM       893     1,124    1,423     2,723


(2)     If you annuitize your Contract at the end of the applicable time period:


           1 YEAR    3 YEARS  5 YEARS  10 YEARS
           ------    -------  -------  --------
MAXIMUM      314      1,007    1,793     4,246
MINIMUM      193        624    1,123     2,723





(3)     If you do not surrender your Contract:


           1 YEAR    3 YEARS  5 YEARS  10 YEARS
           ------    -------  -------  --------
MAXIMUM      314      1,007     1,793     4,246
MINIMUM      193        624     1,123     2,723

The "CONDENSED FINANCIAL INFORMATION" section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:


                                                   NUMBER OF                           NUMBER OF
                                                   OPTIONAL                            OPTIONAL
                                   OPTIONAL      DEATH BENEFIT        OPTIONAL       DEATH BENEFIT
                    NUMBER OF    DEATH BENEFIT   (ISSUE AGE 65     DEATH BENEFIT    (ISSUE AGE OVER
                    STANDARD     (ISSUE AGE 65    AND YOUNGER)    (ISSUE AGE OVER     65/UNDER 79)
  STANDARD        ACCUMULATION    AND YOUNGER)   ACCUMULATION      65/UNDER 79)       ACCUMULATION
ACCUMULATION          UNITS      ACCUMULATION        UNITS         ACCUMULATION          UNITS
  UNIT VALUE       OUTSTANDING     UNIT VALUE     OUTSTANDING        UNIT VALUE       OUTSTANDING         YEAR
----------------------------------------------------------------------------------------------------------------
THE ODREYFUS SOCIALLY RESPONSIBILE GROWTH FUND, INC.-INITIAL SHARES
----------------------------------------------------------------------------------------------------------------
   9.854396         925,266.631     9.791601         574.951          9.698454            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
   7.930106         960,232.146     7.887332         576.445          7.823843            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
  11.317226       1,066,026.751    11.267308         297.025         11.193188            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
  14.823134         894,007.973       N/A            N/A                N/A               N/A           12/31/00
----------------------------------------------------------------------------------------------------------------
  16.894039         408,482.196       N/A            N/A                N/A               N/A           12/31/99
----------------------------------------------------------------------------------------------------------------
  13.169143         140,614.024       N/A            N/A                N/A               N/A           12/31/98
----------------------------------------------------------------------------------------------------------------
  10.320883          26,332.500       N/A            N/A                N/A               N/A           12/31/97
----------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND-INITIAL SHARES
----------------------------------------------------------------------------------------------------------------
  11.835440       4,670,251.024     11.760043     10,627.818         11.648244          175.894         12/31/03
----------------------------------------------------------------------------------------------------------------
   9.349226       4,454,143.840      9.298818     10,366.380          9.224023           95.159         12/31/02
----------------------------------------------------------------------------------------------------------------
  12.210993       4,141,595.630     12.157172      6,156.673         12.077250            5.882         12/31/01
----------------------------------------------------------------------------------------------------------------
  14.100696       3,598,196.884       N/A            N/A                N/A               N/A           12/31/00
----------------------------------------------------------------------------------------------------------------
  15.760394       2,129,772.165       N/A            N/A                N/A               N/A           12/31/99
----------------------------------------------------------------------------------------------------------------
  13.250646         779,485.606       N/A            N/A                N/A               N/A           12/31/98
----------------------------------------------------------------------------------------------------------------
  10.479569          69,510.645       N/A            N/A                N/A               N/A           12/31/97
----------------------------------------------------------------------------------------------------------------
DREYFUS VIF-APPRECIATION PORTFOLIO-INITIAL SHARES
----------------------------------------------------------------------------------------------------------------
  12.265787         936,025.635     12.187676      2,743.369         12.071769            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
  10.264481         821,738.414     10.209165      2,136.034         10.127012            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
  12.497173         717,965.716     12.442111         17.774         12.360270            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
  13.974173         649,590.073       N/A            N/A                N/A               N/A           12/31/00
----------------------------------------------------------------------------------------------------------------
  14.262203         517,772.082       N/A            N/A                N/A               N/A           12/31/99
----------------------------------------------------------------------------------------------------------------
  12.975443         170,523.015       N/A            N/A                N/A               N/A           12/31/98
----------------------------------------------------------------------------------------------------------------
  10.103905          18,347.666       N/A            N/A                N/A               N/A           12/31/97
----------------------------------------------------------------------------------------------------------------
DREYFUS VIF-DEVELOPING LEADERS PORTFOLIO-INITIAL SHARES (FORMERLY SMALL CAP PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  12.842412         898,484.551     12.760941      1,500.700         12.639610            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
   9.888294         887,931.962      9.835242      1,414.885          9.756123            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
  12.397758         698,539.631     12.343426      1,920.104         12.262277            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
  13.391746         482,890.909       N/A            N/A               N/A                N/A           12/31/00
----------------------------------------------------------------------------------------------------------------
  11.984035         275,503.637       N/A            N/A               N/A                N/A           12/31/99
----------------------------------------------------------------------------------------------------------------
   9.867472         171,968.905       N/A            N/A               N/A                N/A           12/31/98
----------------------------------------------------------------------------------------------------------------
  10.362314          41,359.506       N/A            N/A               N/A                N/A           12/31/97
----------------------------------------------------------------------------------------------------------------
DREYFUS VIF-GROWTH AND INCOME PORTFOLIO-INITIAL SHARES
----------------------------------------------------------------------------------------------------------------
  10.496627         594,854.140     10.429505         36.570         10.330339            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
   8.409071         633,983.863      8.363529         16.060          8.296242            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
  11.419341         646,842.656     11.368715          0.881         11.293965            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
  12.299306         572,006.660       N/A            N/A               N/A                N/A           12/31/00
----------------------------------------------------------------------------------------------------------------
  12.961023         331,756.261       N/A            N/A               N/A                N/A           12/31/99
----------------------------------------------------------------------------------------------------------------
  11.243790         159,409.837       N/A            N/A               N/A                N/A           12/31/98
----------------------------------------------------------------------------------------------------------------
  10.196538          32,231.762       N/A            N/A               N/A                N/A           12/31/97
----------------------------------------------------------------------------------------------------------------

                                                   NUMBER OF                          NUMBER OF
                                                   OPTIONAL                            OPTIONAL
                                   OPTIONAL      DEATH BENEFIT        OPTIONAL       DEATH BENEFIT
                    NUMBER OF    DEATH BENEFIT   (ISSUE AGE 65     DEATH BENEFIT    (ISSUE AGE OVER
                    STANDARD     (ISSUE AGE 65    AND YOUNGER)    (ISSUE AGE OVER     65/UNDER 79)
  STANDARD        ACCUMULATION    AND YOUNGER)   ACCUMULATION      65/UNDER 79)       ACCUMULATION
ACCUMULATION          UNITS      ACCUMULATION        UNITS         ACCUMULATION         UNITS
  UNIT VALUE       OUTSTANDING     UNIT VALUE     OUTSTANDING        UNIT VALUE       OUTSTANDING         YEAR
----------------------------------------------------------------------------------------------------------------
DREYFUS VIF-MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1.146684      11,398,828.937      1.142058      2,540.928           1.132483           0.000          12/31/03
----------------------------------------------------------------------------------------------------------------
  1.153638      26,597,370.970      1.150055      3,512.734           1.141986           0.000          12/31/02
----------------------------------------------------------------------------------------------------------------
  1.153108      17,775,594.379      1.150535      3,127.264           1.143962           0.000          12/31/01
----------------------------------------------------------------------------------------------------------------
  1.128116       7,677,545.259        N/A            N/A                N/A               N/A           12/31/00
----------------------------------------------------------------------------------------------------------------
  1.083700       2,638,837.162        N/A            N/A                N/A               N/A           12/31/99
----------------------------------------------------------------------------------------------------------------
  1.050876         658,981.650        N/A            N/A                N/A               N/A           12/31/98
----------------------------------------------------------------------------------------------------------------
  1.016499               0.000        N/A            N/A                N/A               N/A           12/31/97
----------------------------------------------------------------------------------------------------------------
INVESCO VIF-CORE EQUITY FUND SERIES I SHARES
----------------------------------------------------------------------------------------------------------------
 12.290843       1,079,564.320     12.212738      2,957.600          12.096597           0.000          12/31/03
----------------------------------------------------------------------------------------------------------------
 10.165715       1,100,758.403     10.111065      2,347.721          10.029707           0.000          12/31/02
----------------------------------------------------------------------------------------------------------------
 12.743764       1,199,392.254     12.687774      1,132.450          12.604335           0.000          12/31/01
----------------------------------------------------------------------------------------------------------------
 14.196834       1,018,117.732        N/A            N/A                N/A               N/A           12/31/00
----------------------------------------------------------------------------------------------------------------
 13.726769         553,696.171        N/A            N/A                N/A               N/A           12/31/99
----------------------------------------------------------------------------------------------------------------
 12.120155         200,541.938        N/A            N/A                N/A               N/A           12/31/98
----------------------------------------------------------------------------------------------------------------
 10.659157          33,269.983        N/A            N/A                N/A               N/A           12/31/97
----------------------------------------------------------------------------------------------------------------
INVESCO VIF DYNAMIC FUND SERIES I SHARES
----------------------------------------------------------------------------------------------------------------
  7.364205          63,086.332      7.344844         64.658           7.315884           0.000          12/31/03
----------------------------------------------------------------------------------------------------------------
  5.417943          78,143.205      5.409027         24.686           5.395649           0.000          12/31/02
----------------------------------------------------------------------------------------------------------------
  8.067308          93,275.876      8.061982          0.000           8.053984           0.000          12/31/01
----------------------------------------------------------------------------------------------------------------
INVESCO VIF FINANCIAL SERVICES FUND-SERIES I SHARES
----------------------------------------------------------------------------------------------------------------
 10.313195         157,061.561     10.286102        876.436          10.245574           0.000          12/31/03
----------------------------------------------------------------------------------------------------------------
  8.070175         118,822.635      8.056892        876.437           8.037010           0.000          12/31/02
----------------------------------------------------------------------------------------------------------------
  9.616190          71,816.401      9.609846        876.437           9.600337           0.000          12/31/01
----------------------------------------------------------------------------------------------------------------
INVESCO VIF-HEALTH SCIENCES FUND-SERIES I SHARES
----------------------------------------------------------------------------------------------------------------
  9.553444         311,542.224      9.528348      1,503.131           9.490821           0.000          12/31/03
----------------------------------------------------------------------------------------------------------------
  7.580976         210,450.701      7.568511      1,503.619           7.549835           0.000          12/31/02
----------------------------------------------------------------------------------------------------------------
 10.175290          59,824.959     10.168588      1,261.503          10.158532           0.000          12/31/01
----------------------------------------------------------------------------------------------------------------
INVESCO VIF-HIGH YIELD FUND-SERIES I SHARES*
----------------------------------------------------------------------------------------------------------------
 10.095432         859,221.923     10.031841      1,210.056           9.936502           0.000          12/31/03
----------------------------------------------------------------------------------------------------------------
  8.186958         488,086.809      8.143408        983.299           8.077935           0.000          12/31/02
----------------------------------------------------------------------------------------------------------------
  8.410616         546,183.962      8.374125        646.543           8.319082           0.000          12/31/01
----------------------------------------------------------------------------------------------------------------
 10.025816         403,918.794        N/A            N/A                N/A               N/A           12/31/00
----------------------------------------------------------------------------------------------------------------
 11.510803         221,636.210        N/A            N/A                N/A               N/A           12/31/99
----------------------------------------------------------------------------------------------------------------
 10.689459          70,047.913        N/A            N/A                N/A               N/A           12/31/98
----------------------------------------------------------------------------------------------------------------
 10.687084          10,260.821        N/A            N/A                N/A               N/A           12/31/97
----------------------------------------------------------------------------------------------------------------
INVESCO VIF-SMALL COMPANY GROWTH FUND-SERIES I SHARES
----------------------------------------------------------------------------------------------------------------
  7.900935         131.306.947      7.880151         63.208           7.849089           0.000          12/31/03
----------------------------------------------------------------------------------------------------------------
  6.004149         155,173.901      5.994252         27.131           5.979440           0.000          12/31/02
----------------------------------------------------------------------------------------------------------------
  8.838420          27,720.462      8.832577          5.420           8.823828           0.000          12/31/01
----------------------------------------------------------------------------------------------------------------

                                                   NUMBER OF                          NUMBER OF
                                                   OPTIONAL                            OPTIONAL
                                   OPTIONAL      DEATH BENEFIT        OPTIONAL       DEATH BENEFIT
                    NUMBER OF    DEATH BENEFIT   (ISSUE AGE 65     DEATH BENEFIT    (ISSUE AGE OVER
                    STANDARD     (ISSUE AGE 65    AND YOUNGER)    (ISSUE AGE OVER     65/UNDER 79)
   STANDARD       ACCUMULATION    AND YOUNGER)   ACCUMULATION      65/UNDER 79)       ACCUMULATION
 ACCUMULATION         UNITS      ACCUMULATION        UNITS         ACCUMULATION         UNITS
   UNIT VALUE      OUTSTANDING     UNIT VALUE     OUTSTANDING        UNIT VALUE       OUTSTANDING         YEAR
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO-INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------------------
  16.507560       3,685,075.400    16.402460      10,198.846         16.246497          948.104         12/31/03
----------------------------------------------------------------------------------------------------------------
  14.676594       3,702,620.254    14.597522       9,029.715         14.480100          715.911         12/31/02
----------------------------------------------------------------------------------------------------------------
  15.907374       3,578,735.833    15.837295       3,807.168         15.733155            4.244         12/31/01
----------------------------------------------------------------------------------------------------------------
  16.920712       3,181,464.624       N/A            N/A                N/A                N/A          12/31/00
----------------------------------------------------------------------------------------------------------------
  17.556100       1,571,579.505       N/A            N/A                N/A                N/A          12/31/99
----------------------------------------------------------------------------------------------------------------
  14.043929         373,285.807       N/A            N/A                N/A                N/A          12/31/98
----------------------------------------------------------------------------------------------------------------
  10.604609          30,519.754       N/A            N/A                N/A                N/A          12/31/97
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO-INSTITUTION SHARES
----------------------------------------------------------------------------------------------------------------
   8.153727       1,483,721.928     8.115731       6,352.318          8.059826            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
   6.859260       1,548,077.357     6.834023       6,699.916          6.796979            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
   8.247987       1,650,016.481     8.225736       6,505.660          8.193291            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
  10.678675       1,384,637.536       N/A            N/A                N/A                N/A          12/31/00
----------------------------------------------------------------------------------------------------------------
  13.234548         471,936.628       N/A            N/A                N/A                N/A          13/31/99
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GROWTH PORTFOLIO-INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------------------
  11.455733       2,117,639.460    11.382949       3,520.817         11.274648            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
   8.817912       2,338,003.425     8.770520       3,725.518          8.699912            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
  12.166993       2,211,504.181    12.113565       2,990.215         12.033855            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
  16.393493       1,792,958.592       N/A            N/A                N/A                N/A          12/31/00
----------------------------------------------------------------------------------------------------------------
  19.453513         643,514.256       N/A            N/A                N/A                N/A          12/31/99
----------------------------------------------------------------------------------------------------------------
  13.699715         172,190.630       N/A            N/A                N/A                N/A          12/31/98
----------------------------------------------------------------------------------------------------------------
  10.239960          32,737.591       N/A            N/A                N/A                N/A          12/31/97
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO-INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------------------
  12.398800         669,789.197    12.319658       1,184.660         12.202513            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
   9.318679         678,787.112     9.268321       1,063.812          9.193752            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
  12.698027         675,126.139    12.641893         805.229         12.558761            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
  16.774550         620,740.857       N/A            N/A                N/A                N/A          12/31/00
----------------------------------------------------------------------------------------------------------------
  20.234788         142,343.325       N/A            N/A                N/A                N/A          12/31/99
----------------------------------------------------------------------------------------------------------------
  11.256365          45,382.775       N/A            N/A                N/A                N/A          12/31/98
----------------------------------------------------------------------------------------------------------------
   9.735841          12,541.039       N/A            N/A                N/A                N/A          12/31/97
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO-INSTITUTIONAL SHARES(FORMERLY AGGRESSIVE GROWTH PROTFOLIO
----------------------------------------------------------------------------------------------------------------
  11.999290       1,291,553.100    11.923077       2,739.816         11.809676            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
   9.005921       1,290,667.557     8.957530       2,939.253          8.885444            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
  12.672131       1,215,838.484    12.616505       1,551.472         12.533526            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
  21.224171         993,843.327       N/A            N/A                N/A                N/A          12/31/00
----------------------------------------------------------------------------------------------------------------
  31.565210         329,807.902       N/A            N/A                N/A                N/A          12/31/99
----------------------------------------------------------------------------------------------------------------
  14.199318          53,896.345       N/A            N/A                N/A                N/A          12/31/98
----------------------------------------------------------------------------------------------------------------
  10.723950           2,830.076       N/A            N/A                N/A                N/A          12/31/97
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO-INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------------------
  11.708282       2,099,555.231    11.633594       2,809.923         11.522959            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
   9.574914       2,438,561.261     9.523209       2,621.610          9.446581            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
  13.032840       2,364,153.929    12.975281       1,362.573         12.889939            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
  17.039678       2,082,293.354       N/A            N/A                N/A                N/A          12/31/00
----------------------------------------------------------------------------------------------------------------
  20.488548       1,026,072.851       N/A            N/A                N/A                N/A          12/31/99
----------------------------------------------------------------------------------------------------------------
  12.632936         402,131.168       N/A            N/A                N/A                N/A          12/31/98
----------------------------------------------------------------------------------------------------------------
   9.935860          56,665.753       N/A            N/A                N/A                N/A          12/31/97
----------------------------------------------------------------------------------------------------------------

                                                   NUMBER OF                          NUMBER OF
                                                   OPTIONAL                            OPTIONAL
                                   OPTIONAL      DEATH BENEFIT        OPTIONAL       DEATH BENEFIT
                    NUMBER OF    DEATH BENEFIT   (ISSUE AGE 65     DEATH BENEFIT    (ISSUE AGE OVER
                    STANDARD     (ISSUE AGE 65    AND YOUNGER)    (ISSUE AGE OVER     65/UNDER 79)
   STANDARD       ACCUMULATION    AND YOUNGER)   ACCUMULATION      65/UNDER 79)       ACCUMULATION
 ACCUMULATION         UNITS      ACCUMULATION        UNITS         ACCUMULATION         UNITS
   UNIT VALUE      OUTSTANDING     UNIT VALUE     OUTSTANDING        UNIT VALUE       OUTSTANDING         YEAR
----------------------------------------------------------------------------------------------------------------
PBHB GROWTH II PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  8.138532         317,820.223      8.087106       1,021.618          8.010171            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
  6.564979         317,797.743      6.529919         518.350          6.477346            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
  9.568587         349,991.649      9.526892         272.267          9.464217            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
 16.299948         351,987.801        N/A            N/A                N/A                N/A          12/31/00
----------------------------------------------------------------------------------------------------------------
 19.835104          67,359.578        N/A            N/A                N/A                N/A          12/31/99
----------------------------------------------------------------------------------------------------------------
 10.147606          24,618.770        N/A            N/A                N/A                N/A          12/31/98
----------------------------------------------------------------------------------------------------------------
  9.511124           6,195.935        N/A            N/A                N/A                N/A          12/31/97
----------------------------------------------------------------------------------------------------------------
PBHB LARGE CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
 13.204437         617,461.763     13.120474         659.261         12.995728          149.392         12/31/03
----------------------------------------------------------------------------------------------------------------
 10.205869         529,410.520     10.150960       1,431.428         10.069293           79.780         12/31/02
----------------------------------------------------------------------------------------------------------------
 14.641681         541,607.501     14.577306       2,007.334         14.481461            4.678         12/31/01
----------------------------------------------------------------------------------------------------------------
 20.703434         484,474.409        N/A            N/A                N/A                N/A          12/31/00
----------------------------------------------------------------------------------------------------------------
 21.307087         158,614.893        N/A            N/A                N/A                N/A          12/31/99
----------------------------------------------------------------------------------------------------------------
 13.076352          31,474.961        N/A            N/A                N/A                N/A          12/31/98
----------------------------------------------------------------------------------------------------------------
 10.150555          11,415.131        N/A            N/A                N/A                N/A          12/31/97
----------------------------------------------------------------------------------------------------------------
PBHB MID-CAP PORTFOLIO
----------------------------------------------------------------------------------------------------------------
 10.704683         741,933.320     10.676536       3,910.279         10.634472            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
  8.081499         690,961.567      8.068197       3,058.963          8.048289            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
 10.074367         224,532.821     10.067711       1,031.275         10.057747            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
PBHB SELECT VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  7.881539         402,147.263      7.860838       1,018.770          7.829878            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
  6.755996         379,523.798      6.744883         580.828          6.728240            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
  9.142710         286,441.118      9.136677          99.956          9.127647            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  6.796492       2,169,043.606      6.753583       1,019.648          6.689302            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
  4.741823       1,894,838.669      4.716523         976.906          4.678535            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
 10.450474       1,591,254.973     10.405028        533.324          10.336536            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
 22.227020       1,164,557.256        N/A            N/A                N/A                N/A          12/31/00
----------------------------------------------------------------------------------------------------------------
38.941.384         433,441.908        N/A            N/A                N/A                N/A          12/31/99
----------------------------------------------------------------------------------------------------------------
 11.808346          65,820.143        N/A            N/A                N/A                N/A          12/31/98
----------------------------------------------------------------------------------------------------------------
  9.057045          20,974.008        N/A            N/A                N/A                N/A          12/31/97
----------------------------------------------------------------------------------------------------------------
SEUDDER VIT EAFER EQUITY INDEX FUND
----------------------------------------------------------------------------------------------------------------
  7.422777         410,290.151      7.388091          63.986          7.337226            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
  5.644081         187,535.206      5.623237          22.891          5.592777            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
  7.299765          98,100.403      7.280005           0.000          7.251304            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
  9.829207          74,370.108        N/A            N/A                N/A                N/A          12/31/00
----------------------------------------------------------------------------------------------------------------
 11.958486           6,821.832        N/A            N/A                N/A                N/A          12/31/99
----------------------------------------------------------------------------------------------------------------
SCUDDER VIT SMALL CAP INDEX FUND
----------------------------------------------------------------------------------------------------------------
 12.525203         434,240.830     12.466875         127.064         12.381113            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
  8.673629         165,980.862      8.641731         127.264          8.594957            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
 11.074827         153,151.939     11.045017           0.000         11.001506            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
 11.003134          83,894.729        N/A            N/A                N/A                N/A          12/31/00
----------------------------------------------------------------------------------------------------------------
 11.606269          15,259.149        N/A            N/A                N/A                N/A          12/31/99
----------------------------------------------------------------------------------------------------------------

                                                   NUMBER OF                          NUMBER OF
                                                   OPTIONAL                            OPTIONAL
                                   OPTIONAL      DEATH BENEFIT        OPTIONAL       DEATH BENEFIT
                    NUMBER OF    DEATH BENEFIT   (ISSUE AGE 65     DEATH BENEFIT    (ISSUE AGE OVER
                    STANDARD     (ISSUE AGE 65    AND YOUNGER)    (ISSUE AGE OVER     65/UNDER 79)
   STANDARD       ACCUMULATION    AND YOUNGER)   ACCUMULATION      65/UNDER 79)       ACCUMULATION
 ACCUMULATION         UNITS      ACCUMULATION        UNITS         ACCUMULATION         UNITS
  UNIT VALUE      OUTSTANDING     UNIT VALUE      OUTSTANDING        UNIT VALUE       OUTSTANDING         YEAR
----------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II-ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------
  15.557210       786,599.201      15.458386       5,217.910         15.311397            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
  11.513924       666,398.705      11.452046       4,721.368         11.359915            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
  15.954009       638,318.778      15.883942       2,611.083         15.779526            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
  16.800998       317,789.969         N/A            N/A                N/A                N/A          12/31/00
----------------------------------------------------------------------------------------------------------------
  15.981484       138,453.066         N/A            N/A                N/A                N/A          12/31/99
----------------------------------------------------------------------------------------------------------------
  12.012034        72,644.387         N/A            N/A                N/A                N/A          12/31/98
----------------------------------------------------------------------------------------------------------------
  10.727356         6,416.208         N/A            N/A                N/A                N/A          12/31/97
----------------------------------------------------------------------------------------------------------------
STRONG VIF-MID CAP GROWTH FUND II
----------------------------------------------------------------------------------------------------------------
  11.892436       626,038.511      11.816959          38.648         11.704576            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
   8.984712       569,056.186       8.936485         266.028          8.864569            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
  14.588097       573,334.387      14.524149         190.193         14.428645            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
  21.369830       454,659.296         N/A            N/A                N/A                N/A          12/31/00
----------------------------------------------------------------------------------------------------------------
  25.444156       120,559.085         N/A            N/A                N/A                N/A          12/31/99
----------------------------------------------------------------------------------------------------------------
  13.587521        33,197.715         N/A            N/A                N/A                N/A          12/31/98
----------------------------------------------------------------------------------------------------------------
  10.707133         2,147.556         N/A            N/A                N/A                N/A          12/31/97
----------------------------------------------------------------------------------------------------------------
THE TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE SERIES
----------------------------------------------------------------------------------------------------------------
  10.342389       348,794.768      10.325409       7,343.039           10.299964          0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
   8.916475       167,693.588       8.910599       1,125.801           8.901785           0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
THE TIMOTHY PLAN STRATEGIC GROWTH VARIABLE SERIES
----------------------------------------------------------------------------------------------------------------
   10104822       408,637.294      10.088364       3,195.360          10.063711           0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
   8.194917       159,507.218       8.189622       4,019.666           8.181687           0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I
----------------------------------------------------------------------------------------------------------------
  13.866152      1,111,500.860     13.778094       4,004.390          13.647097           0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
  13.437077      1,065,387.210     13.364910       4,148.255          13.257429           0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
  12.694998        713,042.852     12.639254       1,707.009          12.556166           0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
  11.776122        380,480.921        N/A            N/A                N/A                N/A          12/31/00
----------------------------------------------------------------------------------------------------------------
  10.749115        279,193.758        N/A            N/A                N/A                N/A          12/31/99
----------------------------------------------------------------------------------------------------------------
  11.079965         46,348.096        N/A            N/A                N/A                N/A          12/31/98
----------------------------------------------------------------------------------------------------------------
  10.412276              4.653        N/A            N/A                N/A                N/A          12/31/97
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE PORTFOLIO-CLASS I (FORMERLY MIDCAP CORE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  15.551851        417,352.873     15.453181       1,480.972          15.306202           0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
  11.143745        383,714.571     11.083937       1,481.185          10.994728           0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
  15.699340        335,452.774     15.630514       1,469.904          15.527702           0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
  16.438193        253,713.630        N/A            N/A                N/A               N/A           12/31/00
----------------------------------------------------------------------------------------------------------------
  15.049488        183,388.647        N/A            N/A                N/A               N/A           12/31/99
----------------------------------------------------------------------------------------------------------------
  12.705082        111,076.120        N/A            N/A                N/A               N/A           12/31/98
----------------------------------------------------------------------------------------------------------------
  11.113227         16,674.966        N/A            N/A                N/A               N/A           12/31/97
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I
----------------------------------------------------------------------------------------------------------------
  17.374679        549,927.036     17.264400         958.761          17.100290           0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
  12.811814        469,712.672     12.743027       1,071.599          12.640537           0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
  13.094325        269,466.499     13.036863          14.584          12.951155           0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
  12.088940        147,402.642        N/A            N/A                N/A               N/A           12/31/00
----------------------------------------------------------------------------------------------------------------
   9.482378         86,941.426        N/A            N/A                N/A               N/A           12/31/99
----------------------------------------------------------------------------------------------------------------
   9.758808         43,786.457        N/A            N/A                N/A               N/A           12/31/98
----------------------------------------------------------------------------------------------------------------
  11.101269          7,200.060        N/A            N/A                N/A               N/A           12/31/97
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I
----------------------------------------------------------------------------------------------------------------
  12.030718        620,028.974     11.953963       1,175.072         11.840261            0.000         12/31/03
----------------------------------------------------------------------------------------------------------------
   9.098209        526,832.864      9.049071       1,116.611          8.976240            0.000         12/31/02
----------------------------------------------------------------------------------------------------------------
  11.851536        401,628.667     11.799174          31.284         11.721567            0.000         12/31/01
----------------------------------------------------------------------------------------------------------------
  11.751659        132,621.948        N/A            N/A                N/A                N/A          12/31/00
----------------------------------------------------------------------------------------------------------------
   9.536137         78,330.649        N/A            N/A                N/A                N/A          12/31/99
----------------------------------------------------------------------------------------------------------------
   9.848411         34,212.111        N/A            N/A                N/A                N/A          12/31/98
----------------------------------------------------------------------------------------------------------------
  10.204064          9,944.401        N/A            N/A                N/A                N/A          12/31/97
----------------------------------------------------------------------------------------------------------------

Note: Effective April 30, 2004, AIM V.I. High Yield Fund acquired the assets of INVESCO VIF-High Yield Fund.

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2003. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Capital Appreciation Portfolio and the two Scudder Investments VIT Funds, or as of May 1, 2001 (the effective date of the Subaccounts) for the INVESCO VIF-Health Sciences Fund, INVESCO VIF-Dynamics Fund, INVESCO VIF-Financial Services Fund, INVESCO VIF-Small Company Growth Fund, PBHG Select Value Portfolio, and PBHG Mid-Cap Portfolio or as of May 1, 2002, (the effective date of the Subaccounts) for The Timothy Plan Conservative Growth Variable Series and The Timothy Plan Strategic Growth Variable Series. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.

FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the SAI.

PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the SAI.

YIELD DATA

The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Subaccount other than the money market Subaccount.

TOTAL RETURN DATA

The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSC and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges. Total return data will be higher for a Contract without the Optional Death Benefit than for a Contract with this feature. If an Owner selects this feature, total return data will be higher if the Owner is age 65 or younger at issue than if the Owner is over age 65 at issue.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

OTHER PERFORMANCE MEASURES

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

- compare the performance of a Subaccount with applicable indices and/or industry averages;

- present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

- compare investment return on a tax-deferred basis with currently taxable investment return;

-    illustrate investment returns by graphs, charts, or otherwise.

The "MORTALITY AND EXPENSE RISK CHARGE" subsection of the "CHARGES AND DEDUCTIONS" section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:

MORTALITY AND EXPENSE RISK CHARGE

 Purpose of Charge       Compensation for bearing certain mortality and expense
                         risks under the Contract. Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.


 Amount of Charge        Daily charge equal to 0.003446% of the daily Net Asset
                         Value for each Subaccount, which corresponds to an effective annual rate of 1.25%. Contracts with the 1.25% mortality and expense risk charge are referred to as "Standard Contracts."



                         For individual contracts with the optional Enhanced Death Benefit Amount, a daily charge equal to 0.003724% of the daily Net Asset Value for each Subaccount if issued to an Owner age 65 and younger, or 0.004141% of the daily Net Asset Value for each Subaccount if issued to an Owner over age 65 but under age 79, which correspond to an effective annual rate of 1.35% or 1.50%, respectively. Contracts with the optional Enhanced Death Benefit Amount are referred to as "Optional Death Benefit Contracts." The optional Enhanced Death Benefit Amount is not available for Enhanced Contracts.


 When Assessed           During the Accumulation Period, and during the Benefit
                         Payment Period if a variable dollar benefit is elected.

 Assessed Against What   Amounts invested in the Subaccounts. Not assessed
                         against the Fixed Account options.

 Waivers                 None.

The "BENEFIT PAYMENT PERIOD" section is amended by adding the following material:

OPTIONAL ENHANCED DEATH BENEFIT AMOUNT

If an Owner purchased an individual Contract that was issued before his 79th birthday, the Owner could have elected the optional Enhanced Death Benefit Amount. If elected, the additional charge for this benefit is included in the mortality and expense risk charge as described in the Charges and Deductions section of the Contract Prospectus. This benefit must have been elected before the Contract was issued. It cannot be discontinued after the Contract was issued. The optional Enhanced Death Benefit Amount was not available for Enhanced Contracts.

The Enhanced Death Benefit Amount will equal the greatest of:

     1)    the Account Value on the Death Benefit Valuation Date;

     2)    the Enhanced Minimum Death Benefit; or

     3)    the Enhanced Historic High Value.

The Enhanced Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 5%, to the Death Benefit Valuation Date. If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 5%, to the Contract Anniversary prior to the 80th birthday.

The Enhanced Historic High Value is equal to the Enhanced High Value, reduced proportionally for partial surrenders taken after that Enhanced High Value was reached. This reduction will be in the same proportion that the Account

Value was reduced on the date of the partial surrender. The Enhanced High Value is the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to Age 80.

The death benefit will be allocated among the Subaccounts and Fixed Accounts options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amounts described above.

An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of the Contract Prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner's date of death.

                  ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT B

                            THE COMMODORE SPIRIT(SM)
                           THE COMMODORE ADVANTAGE(R)
                        AND THE COMMODORE INDEPENDENCE(R)
            GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2004

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2004, for either The Commodore Spirit, The Commodore Advantage or The Commodore Independence Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the INVESCO VIF-Total Return Fund Subaccount, the Scudder VIT Equity 500 Index Subaccount, The Timothy Plan Small-Cap Variable Series Subaccount or the Van Kampen-Emerging Markets Equity Subaccount (collectively, the "Subaccounts"). The INVESCO, Scudder, and Van Kampen Subaccounts are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on April 30, 2001. The Timothy Plan Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in that Subaccount on April 30, 2002. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.

The Statement of Additional Information ("SAI") dated May 1, 2004, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Spirit is 333-19725; The Commodore Advantage is 333-51971; and The Commodore Independence is 333-51955.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

- THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

- THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
  UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

- THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

                                 EXPENSE TABLES

The "EXPENSE TABLES" section of the Contract Prospectus is supplemented by adding the following:

PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)
(As a percentage of Portfolio average net assets)

                                                        MANAGEMENT      OTHER    TOTAL ANNUAL
PORTFOLIO                                                  FEES       EXPENSES    EXPENSES(1)
---------------------------------------------------------------------------------------------
INVESCO VIF Total Return Fund (2)                          0.75         0.98         1.73
Scudder VIT Equity 500 Index Fund (3)                      0.20         0.12         0.32
The Timothy Plan Small-Cap Variable Series (4)             1.00         0.56         1.56
Van Kampen UIF Emerging Markets Equity Portfolio (5)       1.25         0.68         1.93

(1) Data for each Portfolio are for its fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

                                                        MANAGEMENT      OTHER    TOTAL ANNUAL
PORTFOLIO                                                  FEES       EXPENSES    EXPENSES(1)
---------------------------------------------------------------------------------------------
INVESCO VIF Total Return Fund (2)                          0.75         0.55         1.30
Scudder VIT Equity 500 Index Fund (3)                      0.20         0.10         0.30
The Timothy Plan Small-Cap Variable Series (4)             1.00         0.20         1.20
Van Kampen UIF Emerging Markets Equity Portfolio (5)       1.16         0.62         1.78

(2) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.30%. Certain expenses are not included in determining the amount of waiver or reimbursement and as a result, the Total Annual Fund Operating Expenses could exceed the 1.30%. cap. Currently, the only offset expense arrangement from which the Fund benefits are in the form of credits that the Fund receives from banks whether the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay Fund expenses. The expense limitation agreements are in effect through December 31, 2005. In addition, the Fund has adopted a new form of administrative services and transfer agency agreement which will be effective May 1, 2004. As a result, the Other Expenses have been restated to reflect changes in fees under the new agreements.

(3) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30% of the average daily net assets of the Fund until April 30, 2005.

(4) The Trust and the TPL have entered into an agreement with the participating Life Insurance Company, pursuant to which the Insurance Company maintains the records related to the ownership of the Fund's shares by the Insurance Company Separate Accounts, processes all purchases and redemptions within the Accounts, and provides other administrative and shareholder services for an administrative services fee of 0.20% of the Fund's assets. The Advisor contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep the Fund's total annual operating expenses at 1.20% through the life of the fund. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the following three fiscal years if the Fund is able to make the repayment without exceeding its current expense limitation.

(5) For the year ended December 31, 2003, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's advisor to the extent total annual operating expenses exceed 1.75%. The advisor may terminate these voluntary waivers at any time at its sole discretion. In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the advisor excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio is 0.03% of such investment related expense.

EXAMPLES FOR COMMODORE SPIRIT

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                1 YEAR     3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------
MAXIMUM          1,061      1,653      2,345      4,795
MINIMUM            893      1,124      1,423      2,723

(2) If you annuitize your Contract at the end of the applicable time period:

                1 YEAR     3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------
MAXIMUM           361       1,153      2,045      4,795
MINIMUM           193         624      1,123      2,723

(3)      If you do not surrender your Contract:

                1 YEAR     3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------
MAXIMUM           361       1,153      2,045      4,795
MINIMUM           193         624      1,123      2,723

EXAMPLES FOR COMMODORE ADVANTAGE

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


                1 YEAR     3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------
MAXIMUM          1,579       2,043      2,773      5,038
MINIMUM          1,392       1,455      1,747      2,738


(2) If you annuitize your Contract at the end of the applicable time period:


                1 YEAR     3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------
MAXIMUM            379       1,211      2,149      5,038
MINIMUM            192         623      1,123      2,738


(3) If you do not surrender your Contract:


                1 YEAR     3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------
MAXIMUM            379       1,211      2,149       5,038
MINIMUM            192         623      1,123       2,738

EXAMPLES FOR COMMODORE INDEPENDENCE

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                1 YEAR     3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------
MAXIMUM            360       1,150      2,042       4,795
MINIMUM            126         410        744       1,840

(2) If you annuitize your Contract at the end of the applicable time period:

                1 YEAR     3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------
MAXIMUM            360       1,150      2,042       4,795
MINIMUM            126         410        744       1,840

(3) If you do not surrender your Contract:

                1 YEAR     3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------
MAXIMUM            360       1,150      2,042       4,795
MINIMUM            126         410        744       1,840

                         CONDENSED FINANCIAL INFORMATION

The tables below give year-end Accumulation Unit Information for the Commodore Spirit, Commodore Advantage, and Commodore Independence variable annuities with respect to the INVESCO, Scudder, Timothy Plan and Van Kampen Subaccounts. This information is presented from the end of the year of inception through December 31, 2003. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value was 10.000000 as of July 15, 1997 (the date the INVESCO and Van Kampen Subaccounts commenced operations), or as of May 1, 1998 (the date the Timothy Plan Subaccount commenced operations), or as of May 1, 1999 (the date the Scudder Subaccount commenced operations).


                                                      THE COMMODORE SPIRIT
                                                           333-19725
                      --------------------------------------------------------------------------------------
     SUBACCOUNT                               OPTIONAL DEATH BENEFIT (ISSUE    OPTIONAL DEATH BENEFIT (ISSUE    YEAR
                        STANDARD                      AGE 65 AND YOUNGER)       AGE OVER 65 AND UNDER 79)       ENDED
                      --------------------------------------------------------------------------------------
                      Accumulation   Accumulation  Accumulation  Accumulation  Accumulation   Accumulation
                          Unit          Units          Unit         Units          Unit          Units
                          Value      Outstanding      Value      Outstanding       Value      Outstanding
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF             10.351951    189,787.694    10.285910       0.000        10.188122       0.000         12/31/03
TOTAL RETURN FUND        8.972997    232,581.391     8.924546       0.000         8.852766       0.000         12/31/02
                        10.134755    361,909.293    10.089992       0.000        10.023649       0.000         12/31/01
                        10.431261    278,576.941       N/A           N/A            N/A           N/A          12/31/00
                        10.811807    258,825.173       N/A           N/A            N/A           N/A          12/31/99
                        11.348675    154,762.526       N/A           N/A            N/A           N/A          12/31/98
                        10.503108     14,641.934       N/A           N/A            N/A           N/A          12/31/97
SCUDDER VIT EQUITY       8.117797    189,979.908     8.079773       0.000         8.024170       0.000         12/31/03
500 INDEX FUND           6.422838    220,814.702     6.399054       0.000         6.364408       0.000         12/31/02
                         8.383718    236,942.002     8.360924       0.000         8.327974       0.000         12/31/01
                         9.681308    236,998.179       N/A           N/A            N/A           N/A          12/31/00
                        10.815237     73,596.514       N/A           N/A            N/A           N/A          12/31/99
THE TIMOTHY PLAN        16.103370    325,717.236    16.013800     604.436        15.880218       0.000         12/31/03
SMALL-CAP VARIABLE      11.570446    411,952.278    11.517409   4,231.387        11.438200       0.000         12/31/02
SERIES PORTFOLIO        14.201161    358,967.966    14.150023      13.748        14.073530       0.000         12/31/01
                        12.876042    256,856.613       N/A           N/A            N/A           N/A          12/31/00
                        12.097693     94,238.615       N/A           N/A            N/A           N/A          12/31/99
                        10.283942     29,293.327       N/A           N/A            N/A           N/A          12/31/98
VAN KAMPEN UIF           8.369484    143,001.695     8.316411       0.000         8.237301       0.000         12/31/03
EMERGING MARKETS         5.670122    143,900.933     5.639709       0.000         5.594304       0.000         12/31/02
EQUITY PORTFOLIO         6.311285    157,013.225     6.283623       0.000         6.242271       0.000         12/31/01
                         6.844447    171,508.549       N/A           N/A            N/A           N/A          12/31/00
                        11.416896     56,080.554       N/A           N/A            N/A           N/A          12/31/99
                         5.915866     30,255.642       N/A           N/A            N/A           N/A          12/31/98
                         7.911559      9,042.956       N/A           N/A            N/A           N/A          12/31/97

                                                     THE COMMODORE SPIRIT
                                                           333-19725
                               --------------------------------------------------------------------
SUBACCOUNT                                                          ENHANCED WITH ADMINISTRATION
                                        ENHANCED                           CHARGES WAIVED                 YEAR ENDED
                               -------------------------------------------------------------------------------------
                               Accumulation       Accumulation                            Accumulation
                                   Unit               Units         Accumulation Unit         Units
                                  Value            Outstanding           Value            Outstanding
--------------------------------------------------------------------------------------------------------------------
INVESCO VIF                      10.552207          8,290.241          10.654006              0.000        12/31/03
TOTAL RETURN FUND                 9.119526          6,257.636           9.193862              0.000        12/31/02
                                 10.269754          5,148.335          10.338078              0.708        12/31/01
                                 10.538737          3,457.428          10.593005             97.764        12/31/00
                                 10.890979          1,936.199          10.930872              0.000        12/31/99
                                 11.397954            111.314             N/A                 N/A          12/31/98
                                 10.517508              0.000             N/A                 N/A          12/31/97
SCUDDER VIT EQUITY 500            8.230882          2,042.857           8.288159            169.804        12/31/03
INDEX FUND                        6.493065          2,727.390           6.528559            179.116        12/31/02
                                  8.450260          1,459.618           8.483809            179.116        12/31/01
                                  9.729061             66.267           9.753088            190.592        12/31/00
                                 10.836517              0.000          10.847192            131.993        12/31/99
THE TIMOTHY PLAN                 16.376328          2,478.777          16.447350              0.000        12/31/03
SMALL-CAP VARIABLE               11.731810          1,895.369          11.765228              0.000        12/31/02
SERIES PORTFOLIO                 14.356543          1,265.216          14.376029              0.000        12/31/01
                                 12.978169            676.849          12.976380              0.000        12/31/00
                                 12.157659            374.501          12.137973              0.000        12/31/99
                                 10.304332             17.653             N/A                  N/A         12/31/98
VAN KAMPEN UIF EMERGING           8.531515          2,153.254           8.613938              0.002        12/31/03
MARKETS EQUITY PORTFOLIO          5.762828          1,629.643           5.809872              2.142        12/31/02
                                  6.395453            744.747           6.438076              2.142        12/31/01
                                  6.915029            395.495           6.950699             54.714        12/31/00
                                 11.500499            128.179          11.542646              0.000        12/31/99
                                  5.941609              0.000           5.954580              0.000        12/31/98
                                  7.922446              0.000           7.927919              0.000        12/31/97

                                                    THE COMMODORE INDEPENDENCE
                                                            333-51955
                        ----------------------------------------------------------------------------------
                                                                                      ENHANCED WITH            YEAR
SUBACCOUNT                      STANDARD                    ENHANCED                 ADMINISTRATION            ENDED
                                 (1.40%)                     (1.10%)              CHARGES WAIVED (0.90%)
                        ----------------------------------------------------------------------------------
                        Accumulation  Accumulation  Accumulation  Accumulation  Accumulation  Accumulation
                            Unit         Units          Unit         Units          Unit         Units
                           Value      Outstanding      Value      Outstanding      Value      Outstanding
---------------------------------------------------------------------------------------------------------------------
INVESCO VIF              10.351951    189,787.694    10.552207     8,290.241      9.534055         0.000     12/31/03
TOTAL RETURN FUND         8.972997    232,581.391     9.119526     6,257.636      8.223349         0.000     12/31/02
                         10.134755    361,909.293    10.269754     5,148.335      9.242212         0.000     12/31/01
                         10.431261    278,576.941    10.538737     3,457.428      9.465426         0.000     12/31/00
                         10.811807    258,825.173    10.890979     1,936.199         N/A           N/A       12/31/99
                         11.348675    154,762.526    11.397954       111.314         N/A           N/A       12/31/98
                         10.503108     14,641.934    10.517508         0.000         N/A           N/A       12/31/97
SCUDDER VIT EQUITY        8.117797    189,979.908     8.230882     2,042.857      8.306805     2,283.459     12/31/03
500 INDEX FUND            6.422838    220.814.702     6.493065     2,727.390      6.540032     1,614.118     12/31/02
                          8.383718    236,942.002     8.450260     1,459.618      8.494513       981.264     12/31/01
                          9.681308    236,998.179     9.729061        66.267      9.760550     1,265.072     12/31/00
                         10.815237     73,596.514    10.836517         0.000         N/A           N/A       12/31/99
THE TIMOTHY PLAN         16.103370    325,717.236    16.376328     2,478.777     16.512134         0.000     12/31/03
SMALL-CAP VARIABLE       11.570446    411,952.278    11.731810     1,895.369     11.805762         0.000     12/31/02
SERIES PORTFOLIO         14.201161    358,967.966    14.356543     1,265.216     14.418440         0.000     12/31/01
                         12.876042    256,856.613    12.978169       676.849     13.008207         0.000     12/31/00
                         12.097693     94,238.615    12.157659       374.501     12.137973         0.000     12/31/99
                         10.283942     29,293.327    10.304332        17.653         N/A           N/A       12/31/98
VAN KAMPEN UIF            8.369484    143,001.695     8.531515     2,153.254     12.045125     1,010.070     12/31/03
EMERGING MARKETS          5.670122    143,900.933     5.762828     1,629.643      8.120134       804.844     12/31/02
EQUITY PORTFOLIO          6.311285    157,013.225     6.395453       744.747      8.993705       596.641     12/31/01
                          6.844447    171,508.549     6.915029       395.495      9.704991       393.446     12/31/00
                         11.416896     56,080.554    11.500499       128.179         N/A           N/A       12/31/99
                          5.915866     30,255.642     5.941609         0.000         N/A           N/A       12/31/98
                          7.911559      9,042.956     7.922446         0.000         N/A           N/A       12/31/97

                                                 THE COMMODORE INDEPENDENCE
                                                         333-51955
                           ----------------------------------------------------------
                           ENHANCED WITH ADMINISTRATION  ENHANCED WITH ADMINISTRATION       YEAR
SUBACCOUNT                    CHARGES WAIVED (0.95%)        CHARGES WAIVED (0.75%)          ENDED
                           ----------------------------------------------------------
                           Accumulation  Accumulation  Accumulation  Accumulation
                               Unit         Units          Unit         Units
                              Value      Outstanding      Value      Outstanding
-------------------------------------------------------------------------------------------------
INVESCO VIF                  10.654006       0.000        9.611771        0.000         12/31/03
TOTAL RETURN FUND             9.193862       0.000        8.278059        0.000         12/31/02
                             10.338078       0.708        9.289845        0.000         12/31/01
                             10.593005      97.764           N/A           N/A          12/31/00
                             10.930872       0.000           N/A           N/A          12/31/99
                                 N/A          N/A            N/A           N/A          12/31/98
                                 N/A          N/A            N/A           N/A          12/31/97
SCUDDER VIT EQUITY 500        8.288159     169.804        8.364817        0.000         12/31/03
INDEX FUND                    6.528559     179.116        6.575910        0.000         12/31/02
                              8.483809     179.116        8.494513      981.264         12/31/01
                              9.753088     190.592           N/A           N/A          12/31/00
                             10.847192     131.993           N/A           N/A          12/31/99
THE TIMOTHY PLAN SMALL-CAP   16.447350       0.000       16.616330      366.035         12/31/03
VARIABLE SERIES PORTFOLIO    11.765228       0.000       11.862623      258.208         12/31/02
                             14.376029       0.000       14.466293        0.000         12/31/01
                             12.976380       0.000           N/A           N/A          12/31/00
                             12.137973       0.000           N/A           N/A          12/31/99
                                 N/A          N/A            N/A           N/A          12/31/98
VAN KAMPEN UIF EMERGING       8.613938       0.002       12.142170        0.000         12/31/03
MARKETS EQUITY PORTFOLIO      5.809872       2.142        8.173395        0.000         12/31/02
                              6.438076       2.142        9.039206        0.000         12/31/01
                              6.950699      54.714           N/A           N/A          12/31/00
                             11.542646       0.000           N/A           N/A          12/31/99
                                 N/A          N/A            N/A           N/A          12/31/98
                                 N/A          N/A            N/A           N/A          12/31/97

                                                     THE COMMODORE ADVANTAGE
                                                            333-51971
                           ----------------------------------------------------------
SUBACCOUNT                          STANDARD           STANDARD WITH ADMINISTRATION      YEAR
                                                            CHARGES WAIVED               ENDED
                           ----------------------------------------------------------
                           Accumulation  Accumulation  Accumulation  Accumulation
                               Unit         Units          Unit         Units
                              Value      Outstanding      Value      Outstanding
-------------------------------------------------------------------------------------------------
INVESCO VIF                 10.351951    189,787.694    9.356170       0.000            12/31/03
TOTAL RETURN FUND            8.972997    232,581.391    8.097869       0.000            12/31/02
                            10.134755    361,909.293    9.132767       0.000            12/31/01
                            10.431261    278,576.941       N/A          N/A             12/31/00
                            10.811807    258,825.173       N/A          N/A             12/31/99
                            11.348675    154,762.526       N/A          N/A             12/31/98
                            10.503108     14,641.934       N/A          N/A             12/31/97
SCUDDER VIT EQUITY 500       8.117797    189,979.908    8.174142       0.000            12/31/03
INDEX FUND                   6.422838    220,814.702    6.457855       0.000            12/31/02
                             8.383718    236,942.002    8.416925       0.000            12/31/01
                             9.681308    236,998.179       N/A          N/A             12/31/00
                            10.815237     73,596.514       N/A          N/A             12/31/99
THE TIMOTHY PLAN SMALL-CAP  16.103370    325,717.236   16.137364       0.000            12/31/03
VARIABLE SERIES PORTFOLIO   11.570446    411,952.278   11.577730       0.000            12/31/02
                            14.201161    358,967.966   14.189031       4.378            12/31/01
                            12.876042    256,856.613       N/A          N/A             12/31/00
                            12.097693     94,238.615       N/A          N/A             12/31/99
                            10.283942     29,293.327       N/A          N/A             12/31/98
VAN KAMPEN UIF EMERGING      8.369484    143,001.695   11.820145       0.000            12/31/03
MARKETS EQUITY PORTFOLIO     5.670122    143,900.933    7.996022       0.000            12/31/02
                             6.311285    157,013.225    8.886986       0.000            12/31/01
                             6.844447    171,508.549       N/A          N/A             12/31/00
                            11.416896     56,080.554       N/A          N/A             12/31/99
                             5.915866     30,255.642       N/A          N/A             12/31/98
                             7.911559      9,042.956       N/A          N/A             12/31/97

FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account (including the Subaccounts) are included in the SAI.

                                 THE PORTFOLIOS

The INVESCO VIF Total Return Fund Subaccount is invested in the INVESCO VIF Total Return Fund Portfolio. The Scudder VIT Equity 500 Index Subaccount is invested in the Scudder VIT Funds Equity 500 Index Fund. The Timothy Plan Small-Cap Variable Series Subaccount is invested in The Timothy Plan Small-Cap Variable Series Portfolio. The Van Kampen UIF Emerging Markets Equity Subaccount is invested in the Van Kampen UIF Emerging Markets Equity Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios. There is no assurance that any Portfolio will achieve its stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES AND THIS SUPPLEMENTAL PROSPECTUS CAREFULLY BEFORE MAKING ANY DECISION CONCERNING ALLOCATING ADDITIONAL PURCHASE PAYMENTS OR TRANSFERRING AMOUNTS TO ANY OF THESE SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF TOTAL RETURN FUND           The INVESCO VIF Total Return Fund
                                        seeks a high total return on investment
Advisor - A I M Advisors, Inc.          through capital appreciation and
                                        current income. The INVESCO VIF Total
Sub-Advisor - INVESCO Institutional     Return Fund seeks to accomplish its
(N.A.), Inc. of common                  objective by investing in a combination
                                        of equity securities (consisting stocks
                                        degree, securities convertible into
                                        common stock) and fixed income
                                        securities.

SCUDDER VIT FUNDS

VIT EQUITY 500 INDEX FUND               The Equity 500 Index Fund seeks
                                        toreplicate as closely as possible
Advisor - Deutsche Asset                (before deduction of expenses) the total
Management, Inc.(1)                     return of the Standard & Poor's 500
                                        Composite Stock Price Index (the "S&P
                                        500(R)"), which emphasizes stocks of
                                        large U.S. companies. The Fund will
                                        invest primarily in the common stock of
                                        those companies included in the S&P
                                        500(R) that are deemed representative of the industry diversification of the entire S&P 500(R). There is no guarantee that the portfolio will be able to mirror the performance of the index closely enough to track its performance.
                                        The Standard & Poor's 500 index (S&P
                                        500) is an unmanaged group of
                                        large-company stocks. The index reflects reinvestment of all distributions. It is not possible to invest directly in the index.

(1) Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Limited, Deutsche Investment Management Americas Inc., and Scudder Trust Company.

THE TIMOTHY PLAN VARIABLE SERIES

THE TIMOTHY PLAN SMALL-CAP              The primary investment objective of the
VARIABLE SERIES                         Timothy Plan Small-Cap Variable Series
                                        is to seek long-term capital growth,
Advisor - Timothy Partners, Ltd.        with a secondary objective of current
                                        income. The Portfolio seeks to achieve
                                        its objectives while abiding by ethical
                                        standards established for investments by the Portfolio. The securities in which the Portfolio is precluded from investing, by virtue of the Portfolio's ethical standards, are referred to as excluded securities.

VAN KAMPEN

EMERGING MARKETS EQUITY                 The Emerging Markets Equity Portfolio
PORTFOLIO-CLASS I                       seeks long-term capital appreciation by
                                        investing primarily in growth-oriented
Advisor - Van Kampen(2)                 equity securities of issuers in emerging
                                        market countries. The Portfolio seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Portfolio's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and management with a strong shareholder value orientation.

(2) Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," serves as the investment advisor to the Emerging Markets Equity Portfolio.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

INVESTMENT OPTIONS-ALLOCATIONS

You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the INVESCO, Scudder, or Van Kampen Subaccounts described in this Supplemental Prospectus only if you held Accumulation Units in the respective Subaccount as of April 30, 2001. You may allocate purchase payments to The Timothy Plan Small-Cap Variable Series Subaccount only if you held Accumulation Units in that Subaccount as of April 30, 2002. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Interests in the Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to these or any other Subaccounts.

                  CHANGES IN THE SUBACCOUNTS AND THE PORTFOLIOS

As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio's investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

THE COMPANY EXPECTS TO SEEK APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF PORTFOLIOS WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES, POLICIES AND EXPENSES FOR SHARES OF THE INVESCO VIF TOTAL RETURN FUND, THE SCUDDER VIT EQUITY 500 INDEX FUND, THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES AND THE VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE INVESCO VIF TOTAL RETURN FUND, THE SCUDDER VIT EQUITY 500 INDEX FUND, THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES, AND THE VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO, AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIOS.

WE EXPECT THIS AUTOMATIC REDEMPTION TO OCCUR, IF AT ALL, NO SOONER THAN SIX MONTHS TO ONE YEAR FROM THE DATE OF THIS SUPPLEMENTAL PROSPECTUS.

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT B

                            THE COMMODORE SPIRIT(SM)
                           THE COMMODORE ADVANTAGE(R)
                        AND THE COMMODORE INDEPENDENCE(R)
            GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2004

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2004, for either The Commodore Spirit, The Commodore Advantage or The Commodore Independence Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTIONS: ONE-YEAR GUARANTEED INTEREST RATE OPTION AND THREE-YEAR GUARANTEED INTEREST RATE OPTION (THE "UNAVAILABLE FIXED ACCOUNT OPTIONS"). AS OF MAY 1, 2004, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO EITHER OF THE UNAVAILABLE FIXED ACCOUNT OPTIONS. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE UNAVAILABLE FIXED ACCOUNT OPTIONS DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.

The Statement of Additional Information ("SAI") dated May 1, 2004, contains more information about the Company, the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Spirit is 333-19725; The Commodore Advantage is 333-51971; and The Commodore Independence is 333-51955.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-  THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-  THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
   UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-  THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

ANNUITY INVESTORS LIFE INSURANCE COMPANY
ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENT OF ADDITIONAL INFORMATION FOR
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

                                                                     May 1, 2004

     This Statement of Additional Information supplements the current prospectuses for Individual and Group Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors life Insurance Company(R) through Annuity Investors(R) Variable Account B ("Separate Account"). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

     A copy of the prospectus applicable to your contract dated May 1, 2004, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

                                TABLE OF CONTENTS


                                                                      Page
                                                                      ----
ANNUITY INVESTORS LIFE INSURANCE COMPANY...........................     3
      General Information and History..............................     3
      State Regulations............................................     3
SERVICES...........................................................     3
      Safekeeping of Separate Account Assets.......................     3
      Records and Reports..........................................     3
      Experts......................................................     3
DISTRIBUTION OF THE CONTRACTS......................................     4
CALCULATION OF PERFORMANCE INFORMATION.............................     4
      Money Market Subaccount Standardized Yield Calculation.......     4
      Average Annual Total Return Calculation......................     6
      Cumulative Total Return Calculation..........................     6
      Standardized Average Annual Total Return Data................     7
      Non Standardized Average Annual Total Return Data............    11
OTHER PERFORMANCE MEASURES.........................................    14
BENEFIT UNITS - TRANSFER FORMULAS..................................    15
FEDERAL TAX MATTERS................................................    16
      Taxation of Separate Account Income..........................    16
      Tax Deferral On Non-tax Qualified Contracts..................    17
FINANCIAL STATEMENTS...............................................    17

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

GENERAL INFORMATION AND HISTORY

Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources(R), Inc., a publicly traded insurance holding company ("GAFRI") (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

STATE REGULATIONS

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

                                    SERVICES

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

The Company holds title to assets invested in the Fixed Account options together with the Company's other general account assets.

RECORDS AND REPORTS

The Company will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner's last known address.

EXPERTS


The financial statements of the Separate Account and the financial statements of the Company at December 31, 2003 and 2002, and for the years then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

                          DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts registered under numbers 333-19725 and 333-51971 is expected to be continuous. Although the Company does not anticipate discontinuing the offering of these Contracts, the Company reserves the right to discontinue offering one or both of the Contracts. The offering of the Contract registered under number 333-51955 has been suspended. Additional purchase payments maybe made to this Contract, by existing Contract or Certificate owners. Although the Company does not anticipate any further offering of this Contract to new purchasers, the Company reserves the right to resume offering this Contract.

The approximate commissions received and retained by Great American Advisors, Inc. for sale of the Contracts for each of the last three fiscal years are as follows:


                                       Year Ended
              ---------------------------------------------------------------------
                    12/31/2003            12/31/2002               12/31/2001
Registration  --------------------   ----------------------  ----------------------
Statement #    Received   Retained    Received    Retained    Received    Retained
------------  ----------  --------   ----------   ---------  -----------  ---------
333-19725     $1,788,483  $545,542   $1,684,519   $ 594,298  $ 2,741,101  $ 668,077
333-51955     $  169,881  $156,413   $  230,314   $ 114,917  $   189,671  $ 138,609
333-51971     $  312,025  $ 92,887   $  269,038   $  87,549  $   350,730  $  89,801


                     CALCULATION OF PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

     Where:

     BASE PERIOD RETURN = The percentage (or net) change in the Accumulation Unit Value ("AUV") for the

                Money Market Subaccount over a 7-day period determined as follows:

                AUV at end of 7-day period - AUV at beginning of 7-day period
                -------------------------------------------------------------
                                AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges and administration charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, and administration charges the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)] - 1

The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2003 are as follows: [TO BE UPDATED]


Contract      Total Separate Account Charges     Yield     Effective Yield
--------      ------------------------------     -----     ---------------
333-19725                  1.65%                 -1.08%          -1.08%
                           1.50%                 -0.93%          -0.93%
                           1.40%                 -0.83%          -0.83%
                           1.10%                 -0.54%          -0.54%
                           0.95%                 -0.39%          -0.39%
333-51955                  1.40%                 -0.83%          -0.83%
                           1.10%                 -0.54%          -0.54%
                           0.95%                 -0.39%          -0.39%
                           0.90%                 -0.34%          -0.34%
                           0.75%                 -0.18%          -0.18%
333-51971                  1.40%                 -0.83%          -0.83%
                           1.25%                 -0.68%          -0.68%


The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or contract (or certificate) maintenance fees that may be applicable on surrender under any Contract. You may obtain current 7-day yield information for the Money Market Subaccount by calling the Company's Administrative Office toll free at 1-800-789-6771.

AVERAGE ANNUAL TOTAL RETURN CALCULATION

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)(n) = ERV

Where:

     P      =    a hypothetical initial payment of $1,000
     T      =    average annual total return
     N      =    number of years
     ERV    =    ending redeemable value at the end of the one-, five-or
                 ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as Contract (or Certificate) maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not Contract (or Certificate) maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

CUMULATIVE TOTAL RETURN CALCULATION

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

     CTR     =   the cumulative total return net of Subaccount recurring
                 charges, other than the Contract (or Certificate) maintenance fee, for the period

     ERV     =   ending redeemable value at the end of the one-, five-or
                 ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

     P       =   a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no Contract (or Certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the Contract (or Certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
                                                                               S.E.C. FILE NO.
(Data reflects deduction of all recurring charges including                      333-19725
contingent deferred sales charges and contract                     -----------------------------------------
(or certificate) maintenance fees - data is the same for                       STANDARD(1)
all Standard Contracts)                                                         CONTRACTS
------------------------------------------------------------------------------------------------------------
                                                                                                    FROM
                        ALL PERIODS                                                               INCEPTION
                     ENDING 12/31/2003                             1 YEAR       5 YEARS             DATE(3)
------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial
Shares                                                             15.26%       -10.37%             -3.78%
---------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-IS                                        17.59%        -6.27%             -0.42%
---------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Appreciation Portfolio-IS                           10.50%        -4.96%              0.25%
---------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                     20.87%         2.50%              1.07%
---------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Growth and Income Portfolio-IS                      15.82%        -5.26%             -2.67%
---------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Money Market Portfolio-IS                           -9.50%        -1.99%             -1.60%
---------------------------------------------------------------------------------------------------------
INVESCO VIF-Core Equity Fund-Series I Shares                       11.90%        -3.33%              0.31%
---------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics Fund-Series I Shares                          26.92%        -5.98%             -2.07%
---------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund-Series I Shares (4)            18.79%          N/A               2.62%
---------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund-Series I Shares                   17.02%        -1.92%              5.86%
---------------------------------------------------------------------------------------------------------
INVESCO VIF-High Yield Fund-Series I Shares                        14.31%        -4.99%             -3.57%
---------------------------------------------------------------------------------------------------------
INVESCO VIF-Small Company Growth Fund-Series I Shares              22.59%        -0.72%              0.99%
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio-Institutional Shares          3.48%         0.11%              5.73%
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation Portfolio-IS                9.87%        -3.32%              4.86%
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth Portfolio-IS                             20.91%        -7.80%             -1.06%
---------------------------------------------------------------------------------------------------------
Janus Aspen Series International Growth Portfolio-IS               24.05%        -1.41%              0.15%
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth Portfolio-IS                     24.24%        -7.56%             -0.31%
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio-IS                   13.28%        -5.42%             -0.89%
---------------------------------------------------------------------------------------------------------
PBHG Growth II Portfolio                                           14.97%        -8.76%             -7.53%
---------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio                                    20.38%        -3.43%              1.66%
---------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Portfolio(5)                                          23.46%         9.93%             11.88%
---------------------------------------------------------------------------------------------------------
PBHG Select Value Portfolio                                         7.66%        -1.88%              4.45%
---------------------------------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio                         34.33%       -16.51%            -11.14%
---------------------------------------------------------------------------------------------------------
Scudder VIT EAFE (R) Equity Index                                  22.51%        -9.38%             -6.54%
---------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index                                        35.40%         2.09%              1.07%
---------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II                                         26.12%         2.39%              4.75%
---------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II                                      23.36%        -6.75%             -0.39%
---------------------------------------------------------------------------------------------------------
The Timothy Plan Conservative Growth VS(6)                          6.99%          N/A              -5.25%
---------------------------------------------------------------------------------------------------------
The Timothy Plan Strategic Growth VS(6)                            14.30%          N/A              -6.74%
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I            -5.81%         1.58%              2.42%
---------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                30.56%         1.06%              4.62%
---------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio-Class I                  26.61%        10.00%              6.65%
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Value Portfolio-Class I                             23.23%         1.01%             -0.22%
---------------------------------------------------------------------------------------------------------

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/ Subaccount inception date (5/1/99) to 12/31/2003.

5/ Subaccount inception date (5/1/01) to 12/31/2003.

6/ Subaccount inception date (5/1/02) to 12/31/2003.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
                                                                               S.E.C. FILE NO.
(Data reflects deduction of all recurring charges including                      333-19725
contingent deferred sales charges and contract                     -----------------------------------------
(or certificate) maintenance fees - data is the same for                       ENHANCED(2)
all Standard Contracts)                                                         CONTRACTS
------------------------------------------------------------------------------------------------------------
                                                                                                    FROM
                        ALL PERIODS                                                               INCEPTION
                     ENDING 12/31/2003                             1 YEAR       5 YEARS             DATE(3)
------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial         15.63%       -10.03%            -3.41%
Shares
---------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-IS                                        17.97%        -5.93%            -0.06%
---------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Appreciation Portfolio-IS                           10.85%        -4.61%             0.62%
---------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                     21.26%         2.86%             1.43%
---------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Growth and Income Portfolio-IS                      16.19%        -4.91%            -2.30%
---------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Money Market Portfolio-IS                           -9.28%        -1.78%            -1.38%
---------------------------------------------------------------------------------------------------------
INVESCO VIF- Core Equity Fund-Series I Shares                      12.26%        -2.99%             0.68%
---------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics Fund-Series I Shares                          27.32%        -5.63%            -1.71%
---------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund-Series I Shares(4)             19.17%          N/A              2.98%
---------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund-Series I Shares                   17.39%        -1.57%             6.22%
---------------------------------------------------------------------------------------------------------
INVESCO VIF-High Yield Fund-Series I Shares                        14.68%        -4.64%            -3.21%
---------------------------------------------------------------------------------------------------------
INVESCO VIF-Small Company Growth Fund-Series I Shares              22.98%        -0.37%             1.35%
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio-Institutional Shares          3.81%         0.45%             6.10%
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation Portfolio-IS               10.22%        -2.97%             5.22%
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth Portfolio-IS                             21.30%        -7.46%            -0.71%
---------------------------------------------------------------------------------------------------------
Janus Aspen Series International Growth Portfolio-IS               24.45%        -1.06%             0.50%
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth Portfolio-IS                     24.63%        -7.21%             0.05%
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio-IS                   13.64%        -5.08%            -0.53%
---------------------------------------------------------------------------------------------------------
PBHG Growth II Portfolio                                           15.34%        -8.42%            -7.17%
---------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio                                    20.76%        -3.09%             2.02%
---------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Portfolio(5)                                          23.85%        10.30%            12.25%
---------------------------------------------------------------------------------------------------------
PBHG Select Value Portfolio                                         8.01%        -1.54%             4.81%
---------------------------------------------------------------------------------------------------------
PBHG Technology & Communications Portfolio                         34.75%       -16.16%           -10.75%
---------------------------------------------------------------------------------------------------------
Scudder VIT EAFE (R) Equity Index                                  22.90%        -9.04%            -6.17%
---------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index                                        35.83%         2.44%             1.44%
---------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II                                         26.52%         2.73%             5.12%
---------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II                                      23.75%        -6.40%            -0.03%
---------------------------------------------------------------------------------------------------------
The Timothy Plan Conservative Growth VS(6)                          7.33%          N/A             -4.92%
---------------------------------------------------------------------------------------------------------
The Timothy Plan Strategic Growth VS(6)                            14.67%          N/A             -6.43%
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I            -5.50%         1.93%             2.77%
---------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                30.97%         1.41%             4.98%
---------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio-Class I                  27.02%        10.36%             7.01%
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Value Portfolio-Class I                             23.62%         1.36%             0.15%
---------------------------------------------------------------------------------------------------------

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/ Subaccount inception date (5/1/99) to 12/31/2003.

5/ Subaccount inception date (5/1/01) to 12/31/2003.

6/ Subaccount inception date (5/1/02) to 12/31/2003.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA

(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)


                                                                                  S.E.C. FILE
                                                                                 NO. 333-51971
                                                                       ----------------------------------
                                                                                   STANDARD (1)
                                                                                   CONTRACTS
                                                                       ----------------------------------
                                                                                                  FROM
                               ALL PERIODS                                                      INCEPTION
                           ENDING 12/31/2003                           1 YEAR        5 YEARS      DATE(3)
                           -----------------                           ----------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares      13.26%        -11.32%       -4.17%
Dreyfus Stock Index Fund-IS                                            15.59%         -7.06%       -0.74%
Dreyfus V.I.F.-Appreciation Portfolio-IS                                8.50%         -5.71%       -0.05%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                         18.87%          1.95%        0.77%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                          13.82%         -6.01%       -3.03%
Dreyfus V.I.F.-Money Market Portfolio-IS                              -11.50%         -2.64%       -1.94%
INVESCO VIF- Core Equity Fund-Series I Shares                           9.90%         -4.03%        0.01%
INVESCO VIF-Dynamics Fund-Series I Shares                              24.92%         -6.76%       -2.42%
INVESCO VIF-Financial Services Fund-Series I Shares (4)                16.79%           N/A         1.97%
INVESCO VIF-Health Sciences Fund-Series I Shares                       15.02%         -2.57%        5.63%
INVESCO VIF-High Yield Fund-Series I Shares                            12.31%         -5.74%       -3.96%
INVESCO VIF-Small Company Growth Fund-Series I Shares                  20.59%         -1.34%        0.69%
Janus Aspen Series Balanced Portfolio-Institutional Shares              1.48%         -0.49%        5.50%
Janus Aspen Series Capital Appreciation Portfolio-IS                    7.87%         -4.02%        4.62%
Janus Aspen Series Growth Portfolio-IS                                 18.91%         -8.64%       -1.40%
Janus Aspen Series International Growth Portfolio-IS                   22.05%         -2.06%       -0.16%
Janus Aspen Series Mid Cap Growth Portfolio-IS                         22.24%         -8.39%       -0.63%
Janus Aspen Series Worldwide Growth Portfolio-IS                       11.28%         -6.18%       -1.21%
PBHG Growth II Portfolio                                               12.97%         -9.64%       -8.01%
PBHG Large Cap Growth Portfolio                                        18.38%         -4.13%        1.38%
PBHG Mid-Cap Portfolio (5)                                             21.46%          9.52%       11.50%
PBHG Select Value Portfolio                                             5.66%         -2.54%        4.19%
PBHG Technology & Communications Portfolio                             32.33%        -17.79%      -11.74%
Scudder VIT EAFE (R)Equity Index                                       20.51%        -10.29%       -7.00%
Scudder VIT Small Cap Index                                            33.40%          1.53%        0.77%
Strong Opportunity Fund II                                             24.12%         1 .84%        4.51%
Strong Mid Cap Growth Fund II                                          21.36%         -7.55%       -0.70%
The Timothy Plan Conservative Growth VS (6)                             4.99%           N/A        -6.50%
The Timothy Plan Strategic Growth VS (6)                               12.30%           N/A        -8.01%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I                -7.81%          1.01%        2.14%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                    28.56%          0.48%        4.37%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                      24.61%          9.59%        6.43%
Van Kampen UIF Value Portfolio-Class I                                 21.23%          0.42%       -0.53%


1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/  Subaccount inception date (5/1/99) to 12/31/2003.

5/  Subaccount inception date (5/1/01) to 12/31/2003.

6/  Subaccount inception date (5/1/02) to 12/31/2003.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA

(Data reflects deduction of recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

                                                                                 S.E.C. FILE
                                                                                NO. 333-51955
                                                                      -----------------------------------
                                                                                  STANDARD (2)
                                                                                  CONTRACTS
                                                                      -----------------------------------
                                                                                                   FROM
                            ALL PERIODS                                                         INCEPTION
                        ENDING 12/31/2003                             1 YEAR        5 YEARS       DATE(3)
                        -----------------                             ------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares     20.26%        -11.32%       -4.97%
Dreyfus Stock Index Fund-IS                                           22.59%         -7.06%       -1.40%
Dreyfus V.I.F.-Appreciation Portfolio-IS                              15.50%         -5.71%       -0.69%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                        25.87%          1.95%        0.17%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                         20.82%         -6.01%       -3.78%
Dreyfus V.I.F. -Money Market Portfolio-IS                             -4.50%         -2.64%       -2.64%
INVESCO VIF- Core Equity Fund-Series I Shares                         16.90%         -4.03%       -0.62%
INVESCO VIF-Dynamics Fund-Series I Shares                             31.92%         -6.76%       -3.16%
INVESCO VIF-Financial Services Fund-Series I Shares (4)               23.79%           N/A         2.19%
INVESCO VIF-Health Sciences Fund-Series I Shares                      22.02%         -2.57%        5.17%
INVESCO VIF-High Yield Fund-Series I Shares                           19.31%         -5.74%       -4.75%
INVESCO VIF-Small Company Growth Fund-Series I Shares                 27.59%         -1.34%        0.07%
Janus Aspen Series Balanced Portfolio-Institutional Shares             8.48%         -0.49%        5.03%
Janus Aspen Series Capital Appreciation Portfolio-IS                  14.87%         -4.02%        4.13%
Janus Aspen Series Growth Portfolio-IS                                25.91%         -8.64%       -2.08%
Janus Aspen Series International Growth Portfolio-IS                  29.05%         -2.06%       -0.80%
Janus Aspen Series Mid Cap Growth Portfolio-IS                        29.24%         -8.39%       -1.28%
Janus Aspen Series Worldwide Growth Portfolio-IS                      18.28%         -6.18%       -1.89%
PBHG Growth II Portfolio                                              19.97%         -9.64%       -9.02%
PBHG Large Cap Growth Portfolio                                       25.38%         -4.13%        0.79%
PBHG Mid-Cap Portfolio (5)                                            28.46%          9.52%       11.38%
PBHG Select Value Portfolio                                           12.66%         -2.54%        3.66%
PBHG Technology & Communications Portfolio                            39.33%        -17.79%      -13.01%
Scudder VIT EAFE (R)Equity Index                                      27.51%        -10.29%       -7.96%
Scudder VIT Small Cap Index                                           40.40%          1.53%        0.16%
Strong Opportunity Fund II                                            31.12%          1.84%        4.02%
Strong Mid Cap Growth Fund II                                         28.36%         -7.55%       -1.36%
The Timothy Plan Conservative Growth VS (6)                           11.99%           N/A        -2.78%
The Timothy Plan Strategic Growth VS (6)                              19.30%           N/A        -4.25%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I               -0.81%          1.01%        1.58%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                   35.56%          0.48%        3.88%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                     31.61%          9.59%        5.99%
Van Kampen UIF Value Portfolio-Class I                                28.23%          0.42%       -1.18%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/  Subaccount inception date (5/1/99) to 12/31/2003.

5/  Subaccount inception date (5/1/01) to 12/31/2003.

6/  Subaccount inception date (5/1/02) to 12/31/2003.

NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA

(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

                                                                                  S.E.C. FILE
                                                                                 NO. 333-19725
                                                                        ----------------------------------
                                                                                   STANDARD(1)
                                                                                   CONTRACTS
                                                                        ----------------------------------
                                                                                                    FROM
                           ALL PERIODS                                                            INCEPTION
                        ENDING 12/31/2003                               1 YEAR       5 YEARS        DATE(3)
                        -----------------                               -----------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares       24.26%       -5.63%        -0.01%
Dreyfus Stock Index Fund-IS                                             26.59%       -2.23%         2.77%
Dreyfus V.I.F.-Appreciation Portfolio-IS                                19.50%       -1.12%         3.34%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                          29.87%        5.41%         4.03%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                           24.82%       -1.37%         0.90%
Dreyfus V.I.F.-Money Market Portfolio-IS                                -0.50%        1.45%         1.78%
INVESCO VIF- Core Equity Fund-Series I Shares                           20.90%        0.28%         3.39%
INVESCO VIF-Dynamics Fund-Series I Shares (5)                           35.92%       -1.98%         1.45%
INVESCO VIF-Financial Services Fund-Series I Shares (8)                 27.79%         N/A          6.27%
INVESCO VIF-Health Sciences Fund-Series I Shares                        26.02%        1.51%         8.21%
INVESCO VIF-High Yield Fund-Series I Shares                             23.31%       -1.14%         0.16%
INVESCO VIF-Small Company Growth Fund(5)-Series I Shares                31.59%        2.56%         4.02%
Janus Aspen Series Balanced Portfolio-Institutional Shares              12.48%        3.29%         8.09%
Janus Aspen Series Capital Appreciation Portfolio-IS                    18.87%        0.29%         7.32%
Janus Aspen Series Growth Portfolio-IS                                  29.91%       -3.51%         2.23%
Janus Aspen Series International Growth Portfolio-IS                    33.05%        1.95%         3.25%
Janus Aspen Series Mid Cap Growth Portfolio-IS                          33.24%       -3.31%         2.86%
Janus Aspen Series Worldwide Growth Portfolio-IS                        22.28%       -1.51%         2.38%
PBHG Growth II Portfolio                                                23.97%       -4.31%        -2.97%
PBHG Large Cap Growth Portfolio                                         29.38%        0.20%         4.54%
PBHG Mid-Cap Portfolio(7)                                               32.46%       12.17%        14.26%
PBHG Select Value Portfolio(6)                                          16.66%       1 .54%         7.11%
PBHG Technology & Communications Portfolio                              43.33%      -10.46%        -5.66%
Scudder VIT EAFE (R)Equity Index(4)                                     31.51%       -4.82%        -2.16%
Scudder VIT Small Cap Index(4)                                          44.40%        5.04%         4.09%
Strong Opportunity Fund II                                              35.12%        5.31%         7.23%
Strong Mid Cap Growth Fund II                                           32.36%       -2.63%         2.80%
The Timothy Plan Conservative Growth VS(9)                              15.99%         N/A          2.04%
The Timothy Plan Strategic Growth VS(9)                                 23.30%         N/A          0.62%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I                  3.19%        4.59%         5.19%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                     39.56%        4.13%         7.11%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                       35.61%       12.23%         8.91%
Van Kampen UIF Value Portfolio-Class I                                  32.23%        4.08%         2.94%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/  From inception date of Portfolio (8/22/97) to 12/31/2003.

5/  From inception date of Portfolio (8/25/97) to 12/31/2003.

6/  From inception date of Portfolio (10/28/97) to 12/31/2003.

7/  From inception date of Portfolio (11/30/98) to 12/31/2003.

8/  From inception date of Portfolio (9/21/99) to 12/31/2003.

9/  From inception date of Portfolio (5/1/02) to 12/31/2003.

NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA               S.E.C. FILE NO.
                                                                  333-19725
(Data reflects deduction of all recurring charges including
contingent deferred sales charges and contract (or
certificate) maintenance fees - data is the same for all          ENHANCED(2)
Standard Contracts)                                               CONTRACTS


                                                                                        FROM
                            ALL PERIODS                                               INCEPTION
                         ENDING 12/31/2003                          1 YEAR   5 YEARS   DATE(3)
-----------------------------------------------------------------   ------   -------   -------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares    24.63%    -5.35%    0.29%
Dreyfus Stock Index Fund-IS                                          26.97%    -1.94%    3.07%
Dreyfus V.I.F.-Appreciation Portfolio-IS                             19.85%    -0.82%    3.65%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                       30.26%     5.73%    4.34%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                        25.19%    -1.07%    1.20%
Dreyfus V.I.F.-Money Market Portfolio-IS                             -0.28%     1.63%    1.97%
INVESCO VIF- Core Equity Fund                                        21.26%     0.58%    3.70%
INVESCO VIF-Dynamics Fund(5)                                         36.32%    -1.69%    1.75%
INVESCO VIF-Financial Services Fund(8)                               28.17%      N/A     6.59%
INVESCO VIF-Health Sciences Fund                                     26.39%     1.81%    8.53%
INVESCO VIF-High Yield Fund                                          23.68%    -0.84%    0.46%
INVESCO VIF-Small Company Growth Fund(5)                             31.98%     2.86%    4.33%
Janus Aspen Series Balanced Portfolio-Institutional Shares           12.81%     3.59%    8.42%
Janus Aspen Series Capital Appreciation Portfolio-IS                 19.22%     0.59%    7.64%
Janus Aspen Series Growth Portfolio-IS                               30.30%    -3.23%    2.53%
Janus Aspen Series International Growth Portfolio-IS                 33.45%     2.26%    3.55%
Janus Aspen Series Mid Cap Growth Portfolio-IS                       33.63%    -3.02%    3.17%
Janus Aspen Series Worldwide Growth Portfolio-IS                     22.64%    -1.22%    2.68%
PBHG Growth II Portfolio                                             24.34%    -4.03%   -2.69%
PBHG Large Cap Growth Portfolio                                      29.76%     0.49%    4.85%
PBHG Mid-Cap Portfolio(7)                                            32.85%    12.51%   14.60%
Fund-PBHG Select Value Portfolio(6)                                  17.01%     1.84%    7.43%
PBHG Technology & Communication Portfolio                            43.75%   -10.19%   -5.38%
Scudder VIT EAFE (R)Equity Index(4)                                  31.90%    -4.54%   -1.87%
Scudder VIT Small Cap Index(4)                                       44.83%     5.36%    4.40%
Strong Opportunity Fund II                                           35.52%     5.62%    7.55%
Strong Mid Cap Growth Fund II                                        32.75%    -2.34%    3.10%
The Timothy Plan Conservative Growth VS(9)                           16.33%      N/A     2.35%
The Timothy Plan Strategic Growth VS(9)                              23.67%      N/A     0.92%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I               3.50%     4.90%    5.50%
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I                   39.97%     4.44%    7.43%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                    36.02%    12.56%    9.23%
Van Kampen UIF Value Portfolio-Class I                               32.62%     4.39%    3.25%


(1) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

(2) Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

(3) From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

(4)  From inception date of Portfolio (8/22/97) to 12/31/2003.

(5)  From inception date of Portfolio (8/25/97) to 12/31/2003.

(6)  From inception date of Portfolio (10/28/97) to 12/31/2003.

(7)  From inception date of Portfolio (11/30/98) to 12/31/2003.

(8)  From inception date of Portfolio (9/21/99) to 12/31/2003.

(9)  From inception date of Portfolio (5/1/02) to 12/31/2003.

NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                S.E.C. FILE NO.
                                                                    333-51955
(Data reflects deduction of all recurring charges including         333-51971
contingent deferred sales charges and contract (or
certificate) maintenance fees - data is the same for all            STANDARD(1)
Standard Contracts)                                                  CONTRACTS



                                                                                         FROM
                            ALL PERIODS                                                INCEPTION
                         ENDING 12/31/2003                          1 YEAR   5 YEARS     DATE(3)
-----------------------------------------------------------------   ------   -------   ---------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares    24.26%    -5.63%    -0.01%
Dreyfus Stock Index Fund-IS                                          26.59%    -2.23%     2.77%
Dreyfus V.I.F.-Appreciation Portfolio-IS                             19.50%    -1.12%     3.34%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                       29.87%     5.41%     4.03%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                        24.82%    -1.37%     0.90%
Dreyfus V.I.F.-Money Market Portfolio-IS                             -0.50%     1.45%     1.78%
INVESCO VIF- Core Equity Fund                                        20.90%     0.28%     3.39%
INVESCO VIF-Dynamics Fund(5)                                         35.92%    -1.98%     1.45%
INVESCO VIF-Financial Services Fund(8)                               27.79%      N/A      6.27%
INVESCO VIF-Health Sciences Fund                                     26.02%     1.51%     8.21%
INVESCO VIF-High Yield Fund                                          23.31%    -1.14%     0.16%
INVESCO VIF-Small Company Growth Fund(5)                             31.59%     2.56%     4.02%
Janus Aspen Series Balanced Portfolio-Institutional Shares           12.48%     3.29%     8.09%
Janus Aspen Series Capital Appreciation Portfolio-IS                 18.87%     0.29%     7.32%
Janus Aspen Series Growth Portfolio-IS                               29.91%    -3.51%     2.23%
Janus Aspen Series International Growth Portfolio-IS                 33.05%     1.95%     3.25%
Janus Aspen Series Mid Cap Growth Portfolio-IS                       33.24%    -3.31%     2.86%
Janus Aspen Series Worldwide Growth Portfolio-IS                     22.28%    -1.51%     2.38%
PBHG Growth II Portfolio                                             23.97%    -4.31%    -2.97%
PBHG Large Cap Growth Portfolio                                      29.38%     0.20%     4.54%
PBHG Mid-Cap Portfolio(7)                                            32.46%    12.17%    14.26%
Fund-PBHG Select Value Portfolio(6)                                  16.66%     1.54%     7.11%
PBHG Technology & Communication Portfolio                            43.33%   -10.46%    -5.66%
Scudder VIT EAFE (R)Equity Index(4)                                  31.51%    -4.82%    -2.16%
Scudder VIT Small Cap Index(4)                                       44.40%     5.04%     4.09%
Strong Opportunity Fund II                                           35.12%     5.31%     7.23%
Strong Mid Cap Growth Fund II                                        32.36%    -2.63%     2.80%
The Timothy Plan Conservative Growth VS(9)                           15.99%      N/A      2.04%
The Timothy Plan Strategic Growth VS(9)                              23.30%      N/A      0.62%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I               3.19%     4.59%     5.19%
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I                   39.56%     4.13%     7.11%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                    35.61%    12.23%     8.91%
Van Kampen UIF Value Portfolio-Class I                               32.23%     4.08%     2.94%


(1) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

(2) Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

(3) From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

(4)  From inception date of Portfolio (8/22/97) to 12/31/2003.

(5)  From inception date of Portfolio (8/25/97) to 12/31/2003.

(6)  From inception date of Portfolio (10/28/97) to 12/31/2003.

(7)  From inception date of Portfolio (11/30/98) to 12/31/2003.

(8)  From inception date of Portfolio (9/21/99) to 12/31/2003.

(9)  From inception date of Portfolio (5/1/02) to 12/31/2003.

OTHER PERFORMANCE MEASURES

Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the Fixed Account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account options or to a Subaccount, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or Great American Advisors,(SM) Inc. ("GAA").

The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets, based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

                        BENEFIT UNITS - TRANSFER FORMULAS

Transfer of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

     The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

     The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer)
          = UNIT1 - BU1 (trans)

     The number of Benefit Units transferred to the new Subaccount is BU2
(trans).
          BU2 (trans) = BU1 (trans) * BUV1/BUV2.

     The number of the Contract Owner's Benefit Units in the new Subaccount (after the transfer)
          = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.

Where:

     BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.

     BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.

     BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

     BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

     UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

     UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

                               FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

TAXATION OF SEPARATE ACCOUNT INCOME

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) To reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this Statement of Additional Information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account and/or Fixed Account.

TAX DEFERRAL ON NON-TAX QUALIFIED CONTRACTS

Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.

                              FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at, and for the years ended, December 31, 2003 and 2002 and the Company's audited financial statements for the years ended December 31, 2003 and 2002 are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

ANNUITY INVESTORS

VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

DECEMBER 31, 2003
WITH REPORT OF INDEPENDENT AUDITORS

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2003

                                    CONTENTS

Report of Independent Auditors.........................................     1

Audited Financial Statements

Statement of Assets and Liabilities - Current Year.....................     2
Statement of Operations - Current Year.................................     8
Statement of Changes in Net Assets - Current Year......................     9
Statement of Changes in Net Assets - Prior Year........................    10
Notes to Financial Statements..........................................    11

Report of Independent Auditors

Contractholders of Annuity Investors Variable Account B
  and
Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account B (comprised of the sub accounts listed in Note 1) as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 2003, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

March 26, 2004
Cincinnati, Ohio

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003


                                                                                                             Market
                                                                             Shares           Cost            Value
                                                                         --------------   -------------   -------------
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
     Scudder VIT Funds:
       EAFE Equity Index .............................................      373,049.418   $   2,602,022   $   3,062,736
       Equity 500 Index ..............................................      135,688.041       1,519,910       1,579,409
       Small Cap Index ...............................................      447,386.711       4,611,904       5,476,013
     Dreyfus Variable Investment Funds:
       Appreciation Portfolio ........................................      341,673.311      11,446,393      11,760,395
       Growth and Income Portfolio ...................................      318,217.194       6,392,606       6,415,259
       Money Market Portfolio ........................................   13,271,817.592      13,271,818      13,271,818
       Developing Leaders Portfolio ..................................      317,125.225      10,224,470      11,857,312
     Dreyfus Funds:
       Socially Responsible Growth Fund, Inc..........................      387,366.757      12,717,050       9,215,455
       Stock Index Fund ..............................................    1,982,126.155      57,940,948      56,332,025
     Invesco Variable Investment Funds, Inc.:
       Dynamics Fund .................................................       39,552.869         394,824         465,537
       Core Equity Fund ..............................................      749,691.964      14,544,536      13,426,983
       Health Sciences Fund ..........................................      173,306.136       2,706,972       3,044,989
       High Yield Fund ...............................................    1,102,809.023       8,369,806       8,745,276
       Financial Services Fund .......................................      121,178.856       1,393,153       1,640,762
       Small Company Growth Fund .....................................       80,238.437         957,621       1,085,626
       Total Return Fund .............................................      161,841.762       2,070,293       2,052,154
     Janus Aspen Series:
       Mid Cap Growth Portfolio ......................................      742,499.800      12,029,524      15,889,496
       Balanced Portfolio ............................................    2,716,902.762      67,190,665      62,434,425
       Capital Appreciation Portfolio ................................      597,916.193      15,345,176      12,460,573
       Growth Portfolio ..............................................    1,281,471.737      28,816,813      24,642,702
       Worldwide Growth Portfolio ....................................      983,434.789      19,881,131      25,392,286
       International Growth Portfolio ................................      374,116.639       7,023,989       8,627,130
     PBHG Insurance Series Fund, Inc.:
       Growth II Portfolio ...........................................      267,142.790       2,397,014       2,626,014
       Large Cap Growth Portfolio ....................................      508,758.498       9,136,538       8,302,939
       Mid Cap Portfolio .............................................      563,172.213       6,742,233       8,244,841
       Select Value Portfolio ........................................      242,433.345       3,356,059       3,352,853
       Technology & Communications Portfolio .........................    6,890,646.726      11,720,018      15,021,610
     Strong Funds:
       Mid Cap Growth Fund II ........................................      562,369.300       6,761,380       7,721,330
       Opportunity Fund II ...........................................      670,442.973      11,266,447      12,731,712
     The Van Kampen Universal Institutional Funds, Inc.:
       Emerging Markets Portfolio ....................................      135,772.949       1,072,295       1,227,387
       Core Plus Fixed Income Portfolio ..............................    1,363,680.511      15,284,487      15,736,873
       Mid Cap Value Portfolio .......................................      448,755.424       6,072,584       6,655,043
       U.S. Real Estate Portfolio ....................................      624,319.342       7,868,473       9,726,895
       Value Portfolio ...............................................      577,812.042       6,987,837       7,615,563
     Timothy Partners, Ltd.:
       Small-Cap VS ..................................................      351,092.692       4,427,472       5,301,500
       Conservative Growth VS ........................................      349,160.767       3,327,238       3,683,646
       Strategic Growth VS ...........................................      402,490.729       3,631,427       4,161,754

              Total cost .............................................                    $ 401,503,126

-----------------------------------------------------------------------------------------------------------------------

              Total assets ...........................................                                      410,988,321

    Receivable from the General Account (Note 4) .....................                                                6
-----------------------------------------------------------------------------------------------------------------------

              Net assets .............................................                                    $ 410,988,327


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                DECEMBER 31, 2003


                                                                                                             Market
                                                                             Units          Unit Value        Value
                                                                         --------------   -------------   ------------
Net assets attributable to variable annuity contract holders
 (Note 2) (continued):
   Scudder VIT Funds:
     EAFE Equity Index - 1.50% series contract .......................           63.986   $    7.388091   $        473
     EAFE Equity Index - 1.40% series contract .......................      410,290.151        7.422777      3,045,492
     EAFE Equity Index - 1.10% series contract .......................        1,041.280        7.526202          7,837
     EAFE Equity Index - 0.95% series contract .......................           59.751        7.578571            453
     EAFE Equity Index - 0.90% series contract .......................        1,116.562        7.595666          8,481
     Equity 500 Index - 1.40% series contract ........................      189,979.908        8.117797      1,542,218
     Equity 500 Index - 1.10% series contract ........................        2,042.857        8.230882         16,815
     Equity 500 Index - 0.95% series contract ........................          169.804        8.288159          1,407
     Equity 500 Index - 0.90% series contract ........................        2,283.459        8.306805         18,968
     Small Cap Index - 1.50% series contract .........................          127.064       12.466875          1,584
     Small Cap Index - 1.40% series contract .........................      434,240.830       12.525203      5,438,955
     Small Cap Index - 1.25% series contract .........................          613.862       12.612134          7,742
     Small Cap Index - 1.10% series contract .........................            8.778       12.699687            111
     Small Cap Index - 0.95% series contract .........................          144.907       12.788062          1,853
     Small Cap Index - 0.90% series contract .........................        1,637.748       12.816964         20,991
     Small Cap Index - 0.75% series contract .........................          370.115       12.906395          4,777
   Dreyfus Variable Investment Fund:
     Appreciation Portfolio - 1.50% series contract ..................        2,743.369       12.187676         33,435
     Appreciation Portfolio - 1.40% series contract ..................      936,025.635       12.265787     11,481,091
     Appreciation Portfolio - 1.25% series contract ..................       10,260.940        9.949338        102,090
     Appreciation Portfolio - 1.10% series contract ..................        8,455.513       12.503079        105,720
     Appreciation Portfolio - 0.95% series contract ..................          150.958       12.623565          1,906
     Appreciation Portfolio - 0.90% series contract ..................        2,923.121       10.138694         29,637
     Appreciation Portfolio - 0.75% series contract ..................          637.550       10.221281          6,517
     Growth and Income Portfolio - 1.50% series contract .............           36.570       10.429505            381
     Growth and Income Portfolio - 1.40% series contract .............      594,854.140       10.496627      6,243,962
     Growth and Income Portfolio - 1.25% series contract .............       10,166.144        9.621119         97,810
     Growth and Income Portfolio - 1.10% series contract .............        4,344.521       10.699714         46,485
     Growth and Income Portfolio - 0.90% series contract .............        1,018.544        9.804034          9,986
     Growth and Income Portfolio - 0.75% series contract .............        1,683.104        9.883935         16,636
     Money Market Portfolio - 1.50% series contract ..................        2,540.928        1.142058          2,902
     Money Market Portfolio - 1.40% series contract ..................   11,398,828.937        1.146684     13,070,855
     Money Market Portfolio - 1.25% series contract ..................          142.363        1.119521            159
     Money Market Portfolio - 1.10% series contract ..................        9,040.873        1.165764         10,540
     Money Market Portfolio - 0.90% series contract ..................      133,840.928        1.138179        152,335
     Money Market Portfolio - 0.75% series contract ..................       30,543.174        1.146810         35,027
     Developing Leaders Portfolio - 1.50% series contract ............        1,500.700       12.760941         19,150
     Developing Leaders Portfolio - 1.40% series contract ............      898,484.551       12.842412     11,538,709
     Developing Leaders Portfolio - 1.25% series contract ............        5,322.133       12.148627         64,657
     Developing Leaders Portfolio - 1.10% series contract ............        9,249.068       13.090970        121,079
     Developing Leaders Portfolio - 0.95% series contract ............          491.205       13.217353          6,492
     Developing Leaders Portfolio - 0.90% series contract ............        5,775.857       12.379997         71,505
     Developing Leaders Portfolio - 0.75% series contract ............        2,861.914       12.480727         35,719
   Dreyfus Funds:
     Socially Responsible Growth Fund, Inc. - 1.50% series contract ..          574.951        9.791601          5,630
     Socially Responsible Growth Fund, Inc. - 1.40% series contract ..      925,266.631        9.854396      9,117,944
     Socially Responsible Growth Fund, Inc. - 1.10% series contract ..        4,815.599       10.045110         48,373
     Socially Responsible Growth Fund, Inc. - 0.90% series contract ..        4,333.000        8.194494         35,507
     Socially Responsible Growth Fund, Inc. - 0.75% series contract ..          968.674        8.261258          8,002


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                DECEMBER 31, 2003


                                                                                                             Market
                                                                              Units        Unit Value        Value
                                                                         --------------   -------------   ------------
Net assets attributable to variable annuity contract holders
 (Note 2) (continued) :
   Dreyfus Funds:
     Stock Index Fund - 1.65% series contract ........................         175.894    $   11.648244   $      2,049
     Stock Index Fund - 1.50% series contract ........................      10,627.818        11.760043        124,984
     Stock Index Fund - 1.40% series contract ........................   4,670,251.024        11.835440     55,274,476
     Stock Index Fund - 1.25% series contract ........................       2,960.789         9.504688         28,141
     Stock Index Fund - 1.10% series contract ........................       9,003.839        12.064404        108,626
     Stock Index Fund - 0.95% series contract ........................         680.516        12.180793          8,289
     Stock Index Fund - 0.90% series contract ........................      73,399.535         9.685471        710,909
     Stock Index Fund - 0.75% series contract ........................       7,635.158         9.764386         74,553
   Invesco Variable Investment Funds, Inc.:
     Dynamics Fund - 1.50% series contract ...........................          64.658         7.344844            475
     Dynamics Fund - 1.40% series contract ...........................      63,086.332         7.364205        464,581
     Dynamics Fund - 0.90% series contract ...........................           7.139         7.462101             53
     Dynamics Fund - 0.75% series contract ...........................          57.208         7.491858            429
     Core Equity Fund - 1.50% series contract ........................       2,957.600        12.212738         36,120
     Core Equity Fund - 1.40% series contract ........................   1,079,564.320        12.290843     13,268,756
     Core Equity Fund - 1.25% series contract ........................       1,023.185        10.456476         10,699
     Core Equity Fund - 1.10% series contract ........................       7,710.659        12.528641         96,604
     Core Equity Fund - 0.90% series contract ........................       1,249.958        10.655477         13,319
     Core Equity Fund - 0.75% series contract ........................         138.231        10.742258          1,485
     Health Sciences Fund - 1.50% series contract ....................       1,503.131         9.528348         14,322
     Health Sciences Fund - 1.40% series contract ....................     311,542.224         9.553444      2,976,301
     Health Sciences Fund - 1.10% series contract ....................         552.891         9.629350          5,324
     Health Sciences Fund - 0.95% series contract ....................         179.965         9.667612          1,740
     Health Sciences Fund - 0.90% series contract ....................       1,325.870         9.680353         12,835
     Health Sciences Fund - 0.75% series contract ....................       3,546.346         9.718905         34,467
     High Yield Fund - 1.50% series contract .........................       1,210.056        10.031841         12,139
     High Yield Fund - 1.40% series contract .........................     859,221.923        10.095432      8,674,216
     High Yield Fund - 1.25% series contract .........................       4,988.977         8.956974         44,686
     High Yield Fund - 1.10% series contract .........................         188.060        10.290759          1,935
     High Yield Fund - 0.95% series contract .........................           0.001        10.389982              0
     High Yield Fund - 0.90% series contract .........................         755.565         9.127994          6,897
     High Yield Fund - 0.75% series contract .........................         587.034         9.202367          5,402
     Financial Services Fund - 1.50% series contract .................         876.436        10.286102          9,015
     Financial Services Fund - 1.40% series contract .................     157,061.561        10.313195      1,619,807
     Financial Services Fund - 1.25% series contract .................         600.821        10.354097          6,221
     Financial Services Fund - 1.10% series contract .................          38.751        10.395135            403
     Financial Services Fund - 0.75% series contract .................         506.763        10.491819          5,317
     Small Company Growth Fund - 1.50% series contract ...............          63.208         7.880151            498
     Small Company Growth Fund - 1.40% series contract ...............     131,306.947         7.900935      1,037,448
     Small Company Growth Fund - 1.25% series contract ...............       3,369.123         7.932284         26,725
     Small Company Growth Fund - 1.10% series contract ...............          34.809         7.963751            277
     Small Company Growth Fund - 0.90% series contract ...............           1.635         8.005948             13
     Small Company Growth Fund - 0.75% series contract ...............       2,571.023         8.037880         20,666
     Total Return Fund - 1 40% series contract .......................     189,787.694        10.351951      1,964,673
     Total Return Fund - 1.10% series contract .......................       8,290.241        10.552207         87,480
   Janus Aspen Series:
     Mid Cap Growth Portfolio - 1.50% series contract ................       2,739.816        11.923077         32,667
     Mid Cap Growth Portfolio - 1.40% series contract ................   1,291,553.100        11.999290     15,497,720
     Mid Cap Growth Portfolio - 1.10% series contract ................      21,025.289        12.231626        257,173
     Mid Cap Growth Portfolio - 0.95% series contract ................         218.778        12.349444          2,702
     Mid Cap Growth Portfolio - 0.90% series contract ................       9,670.762         9.645385         93,278
     Mid Cap Growth Portfolio - 0.75% series contract ................         612.357         9.723925          5,955

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                DECEMBER 31, 2003

                                                                                                             Market
                                                                              Units        Unit Value        Value
                                                                         --------------   -------------   ------------
Net assets attributable to variable annuity contract holders
 (Note 2) (continued) :
   Janus Aspen Series:
     Balanced Portfolio - 1.65% series contract ......................          948.104   $   16.246497   $     15,403
     Balanced Portfolio - 1.50% series contract ......................       10,198.846       16.402460        167,286
     Balanced Portfolio - 1.40% series contract ......................    3,685,075.400       16.507560     60,831,603
     Balanced Portfolio - 1.25% series contract ......................       25,172.606       13.006905        327,418
     Balanced Portfolio - 1.10% series contract ......................       19,069.761       16.826897        320,885
     Balanced Portfolio - 0.95% series contract ......................          171.888       16.989064          2,920
     Balanced Portfolio - 0.90% series contract ......................       55,839.756       13.254381        740,121
     Balanced Portfolio - 0.75% series contract ......................        2,154.381       13.362331         28,788
     Capital Appreciation Portfolio - 1.50% series contract ..........        6,352.318        8.115731         51,554
     Capital Appreciation Portfolio - 1.40% series contract ..........    1,483,721.928        8.153727     12,097,864
     Capital Appreciation Portfolio - 1.25% series contract ..........        6,761.170        8.210347         55,512
     Capital Appreciation Portfolio - 1.10% series contract ..........       11,535.264        8.267358         95,366
     Capital Appreciation Portfolio - 0.95% series contract ..........          340.749        8.324912          2,837
     Capital Appreciation Portfolio - 0.90% series contract ..........       15,170.725        8.343697        126,580
     Capital Appreciation Portfolio - 0.75% series contract ..........        3,673.250        8.401910         30,862
     Growth Portfolio - 1.50% series contract ........................        3,520.817       11.382949         40,077
     Growth Portfolio - 1.40% series contract ........................    2,117,639.460       11.455733     24,259,112
     Growth Portfolio - 1.25% series contract ........................        5,531.696        9.215438         50,977
     Growth Portfolio - 1.10% series contract ........................       17,617.840       11.677475        205,732
     Growth Portfolio - 0.95% series contract ........................          128.720       11.790223          1,518
     Growth Portfolio - 0.90% series contract ........................        6,765.629        9.390815         63,535
     Growth Portfolio - 0.75% series contract ........................        2,297.375        9.467320         21,750
     Worldwide Growth Portfolio - 1.50% series contract ..............        2,809.923       11.633594         32,690
     Worldwide Growth Portfolio - 1.40% series contract ..............    2,099,555.231       11.708282     24,582,185
     Worldwide Growth Portfolio - 1.25% series contract ..............       17,208.944        9.049605        155,734
     Worldwide Growth Portfolio - 1.10% series contract ..............       14,464.542       11.934844        172,632
     Worldwide Growth Portfolio - 0.95% series contract ..............          277.111       12.049706          3,339
     Worldwide Growth Portfolio - 0.90% series contract ..............       46,144.266        9.221822        425,534
     Worldwide Growth Portfolio - 0.75% series contract ..............        2,169.871        9.296883         20,173
     International Growth Portfolio - 1.50% series contract ..........        1,184.660       12.319658         14,595
     International Growth Portfolio - 1.40% series contract ..........      669,789.197       12.398800      8,304,582
     International Growth Portfolio - 1.25% series contract ..........        9,400.966       10.042608         94,410
     International Growth Portfolio - 1.10% series contract ..........       15,388.121       12.638673        194,485
     International Growth Portfolio - 0.90% series contract ..........        1,862.207       10.233679         19,057

   PBHG Insurance Series Fund, Inc:
     Growth II Portfolio - 1.50% series contract .....................        1,021.618        8.087106          8,262
     Growth II Portfolio - 1.40% series contract .....................      317,820.223        8.138532      2,586,590
     Growth II Portfolio - 1.10% series contract .....................        2,127.346        8.296161         17,649
     Growth II Portfolio - 0.95% series contract .....................          109.550        8.376314            918
     Growth II Portfolio - 0.90% series contract .....................        1,534.127        8.077339         12,392
     Growth II Portfolio - 0.75% series contract .....................           24.975        8.143144            203

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                DECEMBER 31, 2003

                                                                                                             Market
                                                                              Units        Unit Value        Value
                                                                         --------------   -------------   ------------
Net assets attributable to variable annuity contract holders
 (Note 2) (continued):
   PBHG Insurance Series Fund, Inc:
     Large Cap Growth Portfolio - 1.65% series contract ..............          149.392   $   12.995728   $      1,941
     Large Cap Growth Portfolio - 1.50% series contract ..............          659.261       13.120474          8,650
     Large Cap Growth Portfolio - 1.40% series contract ..............      617,461.763       13.204437      8,153,235
     Large Cap Growth Portfolio - 1.25% series contract ..............        2,296.222       10.519153         24,154
     Large Cap Growth Portfolio - 1.10% series contract ..............        5,597.758       13.459963         75,346
     Large Cap Growth Portfolio - 0.95% series contract ..............          345.406       13.589802          4,694
     Large Cap Growth Portfolio - 0.90% series contract ..............        1,309.310       10.719309         14,035
     Large Cap Growth Portfolio - 0.75% series contract ..............        1,932.550       10.806602         20,884
     Mid Cap Portfolio - 1.50% series contract .......................        3,910.279       10.676536         41,748
     Mid Cap Portfolio - 1.40% series contract .......................      741,933.320       10.704683      7,942,161
     Mid Cap Portfolio - 1.25% series contract .......................       10,347.112       10.747126        111,202
     Mid Cap Portfolio - 1.10% series contract .......................        3,052.005       10.789725         32,930
     Mid Cap Portfolio - 0.90% series contract .......................        6,439.506       10.846881         69,849
     Mid Cap Portfolio - 0.75% series contract .......................        4,311.391       10.890084         46,951
     Select Value Portfolio - 1.50% series contract ..................        1,018.770        7.860838          8,008
     Select Value Portfolio - 1.40% series contract ..................      402,147.263        7.881539      3,169,539
     Select Value Portfolio - 1.25% series contract ..................       17,763.026        7.912817        140,556
     Select Value Portfolio - 1.10% series contract ..................          431.539        7.944185          3,428
     Select Value Portfolio - 0.90% series contract ..................           34.692        7.986268            277
     Select Value Portfolio - 0.75% series contract ..................        3,871.861        8.018085         31,045
     Technology & Communications Portfolio - 1.50% series contract ...        1,019.648        6.753583          6,886
     Technology & Communications Portfolio - 1.40% series contract ...    2,169,043.606        6.796492     14,741,888
     Technology & Communications Portfolio - 1.10% series contract ...       19,260.743        6.928189        133,442
     Technology & Communications Portfolio - 0.95% series contract ...          714.093        6.995073          4,995
     Technology & Communications Portfolio - 0.90% series contract ...       17,248.651        6.870187        118,501
     Technology & Communications Portfolio - 0.75% series contract ...        2,295.268        6.926193         15,897
   Strong Funds:
     Mid Cap Growth Fund II - 1.50% series contract ..................           38.648       11.816959            457
     Mid Cap Growth Fund II - 1.40% series contract ..................      626,038.511       11.892436      7,445,123
     Mid Cap Growth Fund II - 1.25% series contract ..................           20.835        9.303506            194
     Mid Cap Growth Fund II - 1.10% series contract ..................        5,261.753       12.122670         63,786
     Mid Cap Growth Fund II - 0.95% series contract ..................           25.023       12.239623            306
     Mid Cap Growth Fund II - 0.90% series contract ..................       17,364.525        9.480646        164,627
     Mid Cap Growth Fund II - 0.75% series contract ..................        4,900.443        9.557876         46,838
     Opportunity Fund II - 1.50% series contract .....................        5,217.910       15.458386         80,660
     Opportunity Fund II - 1 40% series contract .....................      786,599.201       15.557210     12,237,289
     Opportunity Fund II - 1.25% series contract .....................        2,088.017       12.919082         26,975
     Opportunity Fund II - 1.10% series contract .....................        3,558.540       15.858225         56,432
     Opportunity Fund II - 0 95% series contract .....................          122.236       16.011139          1,957
     Opportunity Fund II - 0.90% series contract .....................       16,382.234       13.165085        215,674
     Opportunity Fund II - 0.75% series contract .....................        8,493.339       13.272178        112,725
   The Van Kampen Universal Institutional Funds, Inc.:
     Emerging Markets Portfolio - 1.40% series contract ..............      143,001.695        8.369484      1,196,850
     Emerging Markets Portfolio - 1.10% series contract ..............        2,153.254        8.531515         18,371
     Emerging Markets Portfolio - 0.95% series contract ..............            0.002        8.613938              0
     Emerging Markets Portfolio - 0.90% series contract ..............        1,010.070       12.045125         12,166

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                DECEMBER 31, 2003

                                                                                                                Market
                                                                                Units         Unit Value         Value
                                                                           --------------   -------------   --------------
Net assets attributable to variable annuity contract holders
(Note 2) (continued):
  The Van Kampen Universal Institutional Funds, Inc.:
    Core Plus Fixed Income Portfolio - 1.50% series contract ...........       4,004.390    $   13.778094   $       55,173
    Core Plus Fixed Income Portfolio - 1.40% series contract ...........   1,111,500.860        13.866152       15,412,240
    Core Plus Fixed Income Portfolio - 1.25% series contract ...........      11,072.438        13.018146          144,143
    Core Plus Fixed Income Portfolio - 1.10% series contract ...........       5,899.268        14.134373           83,382
    Core Plus Fixed Income Portfolio - 0.90% series contract ...........       1,753.649        13.265872           23,264
    Core Plus Fixed Income Portfolio - 0.75% series contract ...........       1,396.144        13.373842           18,672
    Mid Cap Value Portfolio - 1.50% series contract ....................       1,480.972        15.453181           22,886
    Mid Cap Value Portfolio - 1.40% series contract ....................     417,352.873        15.551851        6,490,610
    Mid Cap Value Portfolio - 1.25% series contract ....................         882.716        12.813994           11,311
    Mid Cap Value Portfolio - 1.10% series contract ....................       3,927.983        15.852805           62,270
    Mid Cap Value Portfolio - 0.95% series contract ....................         113.080        16.005864            1,810
    Mid Cap Value Portfolio - 0.90% series contract ....................       3,535.862        13.057884           46,171
    Mid Cap Value Portfolio - 0.75% series contract ....................       1,518.257        13.164187           19,987
    U.S. Real Estate Portfolio - 1.50% series contract .................         958.761        17.264400           16,552
    U.S. Real Estate Portfolio - 1.40% series contract .................     549,927.036        17.374679        9,554,806
    U.S. Real Estate Portfolio - 1.25% series contract .................         944.337        16.572889           15,650
    U.S. Real Estate Portfolio - 1.10% series contract .................       5,725.997        17.710793          101,412
    U.S. Real Estate Portfolio - 0.95% series contract .................          69.022        17.881625            1,234
    U.S. Real Estate Portfolio - 0.90% series contract .................         396.422        16.888195            6,695
    U.S. Real Estate Portfolio - 0.75% series contract .................       1,794.121        17.025662           30,546
    Value Portfolio - 1.50% series contract ............................       1,175.072        11.953963           14,047
    Value Portfolio - 1.40% series contract ............................     620,028.974        12.030718        7,459,394
    Value Portfolio - 1.10% series contract ............................       5,123.338        12.263462           62,830
    Value Portfolio - 0.95% series contract ............................          33.363        12.381730              413
    Value Portfolio - 0.90% series contract ............................       5,265.487        11.680115           61,501
    Value Portfolio - 0.75% series contract ............................       1,475.807        11.775296           17,378
  Timothy Partners, Ltd.:
    Small-Cap VS - 1.50% series contract ...............................         604.436        16.013800            9,679
    Small-Cap VS - 1.40% series contract ...............................     325,717.236        16.103370        5,245,145
    Small-Cap VS - 1.10% series contract ...............................       2,478.777        16.376328           40,593
    Small-Cap VS - 0.75% series contract ...............................         366.035        16.616330            6,082
    Conservative Growth Fund VS - 1.50% series contract ................       7,343.039        10.325409           75,820
    Conservative Growth Fund VS - 1.40% series contract ................     348,794.768        10.342389        3,607,371
    Conservative Growth Fund VS - 1.10% series contract ................          37.886        10.393659              394
    Conservative Growth Fund VS - 0.75% series contract ................           6.078        10.453956               64
    Strategic Growth Fund VS - 1.50% series contract ...................       3,195.360        10.088364           32,236
    Strategic Growth Fund VS - 1.40% series contract ...................     408,637.294        10.104822        4,129,207
    Strategic Growth Fund VS - 0.75% series contract ...................          30.285        10.212939              309

       Net assets attributable to variable annuity contract holders ....                                       410,988,327
--------------------------------------------------------------------------------------------------------------------------
       Net assets ......................................................                                    $  410,988,327

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                                                           Net Realized
                                                                                                            Gain (Loss)
                                                           Dividends from   Mortality and       Net         on Sale of
                                                           Investments in   Expense Risk     Investment   Investments in
                                                          Portfolio Shares  Fee (Note 4)   income (Loss)  Portfolio Shares
                                                          ----------------  -------------  -------------  ---------------
Scudder VIT Funds:
  EAFE Equity Index ...................................     $      82,251   $      23,704  $     58,547   $      232,451
  Equity 500 Index ....................................            17,039          19,495        (2,456)         198,168
  Small Cap Index .....................................            12,795          35,023       (22,228)          43,343
Dreyfus Variable Investment Fund:
  Appreciation Portfolio ..............................           149,687         135,992        13,695         (632,954)
  Growth and Income Portfolio .........................            47,724          79,765       (32,041)        (851,838)
  Money Market Portfolio ..............................           134,980         242,684      (107,704)               0
  Developing Leaders Portfolio ........................             3,038         142,982      (139,944)         955,100
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc. ..............             9,365         110,922      (101,557)        (934,406)
  Stock Index Fund ....................................           716,238         655,951        60,287       (3,803,163)
Invesco Variable Investment Funds, Inc.:
  Dynamics Fund .......................................                 0           4,993        (4,993)          38,050
  Core Equity Fund ....................................           142,730         165,663       (22,933)        (505,951)
  Health Sciences Fund ................................                 0          30,232       (30,232)         (40,465)
  High Yield Fund .....................................           501,960          80,914       421,046         (608,657)
  Financial Services Fund .............................             7,559          17,468        (9,909)         (36,112)
  Small Company Growth Fund ...........................                 0          11,730       (11,730)          99,455
  Total Return Fund ...................................            49,944          27,884        22,060          (74,134)
Janus Aspen Series:
  Mid Cap Growth Portfolio ............................                 0         187,193      (187,193)         144,719
  Balanced Portfolio ..................................         1,304,302         807,060       497,242         (734,081)
  Capital Appreciation Portfolio ......................            54,079         155,110      (101,031)      (1,390,415)
  Growth Portfolio ....................................            20,302         310,482      (290,180)      (7,690,886)
  Worldwide Growth Portfolio ..........................           249,943         320,843       (70,900)      (1,203,645)
  International Growth Portfolio ......................            88,225          97,507        (9,282)         502,316
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio .................................                 0          33,734       (33,734)         193,428
  Large Cap Growth Portfolio ..........................                 0          93,479       (93,479)      (1,000,027)
  Mid Cap Portfolio ...................................                 0          91,038       (91,038)        (246,402)
  Select Value Portfolio ..............................            73,841          37,709        36,132         (236,063)
  Technology & Communications Portfolio ...............                 0         161,809      (161,809)      (2,366,023)
Strong Funds:
  Mid Cap Growth Fund II ..............................                 0          92,868       (92,868)      (1,707,750)
  Opportunity Fund II .................................             8,538         133,525      (124,987)       1,438,920
The Van Kampen Universal Institutional Funds, inc.:
  Emerging Markets Portfolio ..........................                 0          13,225       (13,225)         (72,425)
  Core Plus Fixed Income Portfolio ....................           137,343         221,739       (84,396)         143,863
  Mid Cap Value Portfolio .............................                 0          72,916       (72,916)        (313,711)
  U.S. Real Estate Portfolio ..........................                 0         101,460      (101,460)          (2,400)
  Value Portfolio .....................................                 0          77,882       (77,882)        (265,310)
Timothy Partners, Ltd.:
  Small-Cap VS ........................................                 0          63,933       (63,933)        (175,330)
  Conservative Growth Fund VS .........................                 0          33,508       (33,508)         (28,334)
  Strategic Growth Fund VS ............................                 0          32,700       (32,700)         (51,718)
                                                            -------------   -------------  -------------  --------------

                          Totals ......................     $   3,811,883   $   4,925,122  $ (1,113,239)  $  (21,378,713)
                                                            =============   =============  ============   ==============

                                                                            Net Change
                                                                           in Unrealized                             Net
                                                                            Appreciation           Net            Increase
                                                            Realized       (Depreciation)      Gain (Loss)       (Decrease)
                                                              Gain       of Investments in  on Investments in   in Net Assets
                                                          Distributions   Portfolio Shares  Portfolio Shares   from Operations
                                                          -------------  -----------------  -----------------  ---------------
Scudder VIT Funds:
  EAFE Equity Index ...................................   $           0    $     462,151      $     694,602     $     753,149
  Equity 500 Index ....................................               0          536,030            337,872           335,416
  Small Cap Index .....................................               0          894,544            937,887           915,659
Dreyfus Variable Investment Fund:
  Appreciation Portfolio ..............................               0        2,460,229          1,827,275         1,840,970
  Growth and Income Portfolio .........................               0        2,209,775          1,357,937         1,325,896
  Money Market Portfolio ..............................               0                0                  0          (107,704)
  Developing Leaders Portfolio ........................               0        1,803,670          2,758,770         2,618,826
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc. ..............               0        2,813,446          1,879,040         1,777,483
  Stock Index Fund ....................................               0       15,176,941         11,373,778        11,434,065
Invesco Variable Investment Funds, Inc.:
  Dynamics Fund .......................................               0           75,666            113,716           108,723
  Core Equity Fund ....................................               0        2,829,026          2,323,075         2,300,142
  Health Sciences Fund ................................               0          599,197            558,732           528,500
  High Yield Fund .....................................               0        1,404,085            795,428         1,216,474
  Financial Services Fund .............................               0          374,642            338,530           328,621
  Small Company Growth Fund ...........................               0          138,497            237,952           226,222
  Total Return Fund ...................................               0          341,547            267,413           289,473
Janus Aspen Series:
  Mid Cap Growth Portfolio ............................               0        3,983,066          4,127,785         3,940,592
  Balanced Portfolio ..................................               0        7,191,332          6,457,251         6,954,493
  Capital Appreciation Portfolio ......................               0        3,450,956          2,060,541         1,959,510
  Growth Portfolio ....................................               0       13,898,652          6,207,766         5,917,586
  Worldwide Growth Portfolio ..........................               0        6,204,858          5,001,213         4,930,313
  International Growth Portfolio ......................               0        1,690,093          2,192,409         2,183,127
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio .................................               0          307,784            501,212           467,478
  Large Cap Growth Portfolio ..........................               0        2,843,143          1,843,116         1,749,637
  Mid Cap Portfolio ...................................               0        2,207,948          1,961,546         1,870,508
  Select Value Portfolio ..............................               0          626,952            390,889           427,021
  Technology & Communications Portfolio ...............               0        6,746,493          4,380,470         4,218,661
Strong Funds:
  Mid Cap Growth Fund II ..............................               0        3,643,343          1,935,593         1,842,725
  Opportunity Fund II .................................               0        1,729,911          3,168,831         3,043,844
The Van Kampen Universal Institutional Funds, inc.:
  Emerging Markets Portfolio ..........................               0          484,048            411,623           398,398
  Core Plus Fixed Income Portfolio ....................               0          432,052            575,915           491,519
  Mid Cap Value Portfolio .............................               0        2,188,428          1,874,717         1,801,801
  U.S. Real Estate Portfolio ..........................               0        2,356,335          2,353,935         2,252,475
  Value Portfolio .....................................               0        1,969,899          1,704,589         1,626,707
Timothy Partners, Ltd.:
  Small-Cap VS ........................................               0        1,829,262          1,653,932         1,589,999
  Conservative Growth Fund VS .........................               0          443,757            415,423           381,915
  Strategic Growth Fund VS ............................               0          605,528            553,810           521,110
                                                          -------------    -------------      -------------     -------------

                          Totals ......................   $           0    $  96,953,286      $  75,574,573     $  74,461,334
                                                          =============    =============      =============     =============


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                               Changes From Operations
                                              --------------------------------------------------------------------------------------
                                                                                                   Net Change in
                                                              Net Realized                          Unrealized
                                                  Net          Gain (Loss)                         Appreciation       Net Increase
                                              Investment       on Sale of         Realized        (Depreciation)       (Decrease)
                                                Income       Investments in         Gain         of Investments in    in Net Assets
                                                (Loss)      Portfolio Shares    Distributions    Portfolio shares    from Operations
                                              -----------   ----------------    -------------    ------------------  ---------------
Scudder VIT Funds:
 EAFE Equity Index .........................  $    58,547   $        232,451    $           0    $          462,151  $       753,149
 Equity 500 Index ..........................       (2,456)          (198,158)               0               536,030          335,416
 Small Cap Index ...........................      (22,228)            43,343                0               894,544          915,659
Dreyfus Variable Investment Fund:
 Appreciation Portfolio ....................       13,695           (632,954)               0             2,460,229        1,840,970
 Growth and Income Portfolio ...............      (32,041)          (851,838)               0             2,209,775        1,325,896
 Money Market Portfolio ....................     (107,704)                 0                0                     0        (107,704)
 Developing Leaders Portfolio ..............     (139,944)           955,100                0             1,803,670        2,618,826
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc .....     (101,557)          (934,406)               0             2,813,446        1,777,483
 Stock Index Fund ..........................       60,287         (3,803,163)               0            15,176,941       11,434,065
Invesco Variable Investment Funds, Inc.:
 Dynamics Fund .............................       (4,993)            38,050                0                75,666          108,723
 Core Equity Fund ..........................      (22,933)          (505,951)               0             2,829,026        2,300,142
 Health Sciences Fund ......................      (30,232)           (40,465)               0               599,197          528,500
 High Yield Fund ...........................      421,046           (608,657)               0             1,404,085        1,216,474
 Financial Services ........................       (9,909)           (36,112)               0               374,642          328,621
 Small Company Growth Fund .................      (11,730)            99,455                0               138,497          226,222
 Total Return Fund .........................       22,060            (74,134)               0               341,547          289,473
Janus Aspen Series :
 Mid Cap Growth Portfolio ..................     (187,193)           144,719                0             3,983,066        3,940,592
 Balanced Portfolio ........................      497,242           (734,081)               0             7,191,332        6,954,493
 Capital Appreciation Portfolio ............     (101,031)        (1,390,415)               0             3,450,956        1,959,510
 Growth Portfolio ..........................     (290,180)        (7,690,886)               0            13,898,652        5,917,586
 Worldwide Growth Portfolio ................      (70,900)        (1,203,645)               0             6,204,858        4,930,313
 International Growth  Portfolio ...........       (9,282)           502,316                0             1,690,093        2,183,127
PBHG Insurance Series Fund, Inc.:
 Growth Portfolio ..........................      (33,734)           193,428                0               307,784          467,478
 Large Cap Growth Portfolio ................      (93,479)        (1,000,027)               0             2,843,143        1,749,637
 Mid Cap Portfolio .........................      (91,038)          (246,402)               0             2,207,948        1,870,508
 Select Value Portfolio ....................       36,132           (236,063)               0               626,952          427,021
 Technology &  Communications Portfolio ....     (161,809)        (2,366,023)               0             6,746,493        4,218,661
Strong Funds:
 Mid Cap Growth Fund II ....................      (92,868)        (1,707,750)               0             3,643,343        1,842,725
 Opportunity Fund II........................     (124,987)         1,438,920                0             1,729,911        3,043,844
The Van Kampen Universal Institutional
 Funds, Inc.:
 Emerging Markets Portfolio ................      (13,225)           (72,425)               0               484,048          398,398
 Core Plus Fixed Income Portfolio ..........      (84,396)           143,863                0               432,052          491,519
 Mid Cap Value Portfolio ...................      (72,916)          (313,711)               0             2,188,428        1,801,801
 U.S. Real Estate Portfolio ................     (101,460)            (2,400)               0             2,356,335        2,252,475
 Value Portfolio ...........................      (77,882)          (265,310)               0             1,969,899        1,626,707
Timothy Partners, Ltd.:
 Small-Cap VS ..............................      (63,933)          (175,330)               0             1,829,262        1,589,999
 Conservative Growth Fund VS ...............      (33,508)           (28,334)               0               443,757          381,915
 Strategic Growth Fund VS ..................      (32,700)           (51,718)               0               605,528          521,110
                                              -----------   ----------------    -------------    ------------------  ---------------
                     Totals                   $(1,113,239)  $    (21,378,713)   $           0    $       96,953,286  $    74,461,334
                                              ===========   ================    =============    ==================  ===============

                                                           Charges From Principal Transactions
                                              ---------------------------------------------------------
                                                                        Net Transfers
                                                                          To (From)     Net Increase
                                               Contract                  Subaccounts    in Net Assets
                                               Purchase     Contract      and Fixed     From Principal
                                               Payments    Redemptions     Accounts      Transactions
                                              -----------  -----------  -------------   --------------
Scudder VIT Funds:
 EAFE Equity Index .........................  $   159,975  $   243,914  $   1,316,133   $    1,232,194
 Equity 500 Index ..........................      167,352      172,428       (198,625)        (203,701)
 Small Cap Index ...........................      610,701      329,340      2,826,164        3,107,525
Dreyfus Variable Investment Fund:
 Appreciation Portfolio ....................    1,507,582      903,541        763,227        1,367,268
 Growth and Income Portfolio ...............      740,988      789,670       (299,545)        (348,227)
 Money Market Portfolio ....................    2,072,773   21,489,068      1,921,340      (17,494,955)
 Developing Leaders Portfolio ..............    1,598,501    1,021,888       (319,372)         257,241
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc .....    1,274,148      887,163       (625,222)        (238,237)
 Stock Index Fund ..........................    6,678,548    4,288,827        116,268        2,505,989
Invesco Variable Investment Funds, Inc.:
 Dynamics Fund .............................      113,273       21,610       (158,458)         (66,795)
 Core Equity Fund ..........................    1,385,498    1,415,402       (124,780)        (154,684)
 Health Sciences Fund ......................      875,848      159,914        163,086          879,020
 High Yield Fund ...........................      396,592      637,388      3,756,529        3,515,733
 Financial Services ........................      451,363      135,859         27,922          343,426
 Small Company Growth Fund .................      154,348       76,429       (162,392)         (84,473)
 Total Return Fund .........................      108,013      361,194       (128,158)        (381,339)
Janus Aspen Series :
 Mid Cap Growth Portfolio ..................    2,341,833    1,151,650     (1,086,764)         103,419
 Balanced Portfolio ........................    7,172,271    6,066,457     (1,080,132)          25,682
 Capital Appreciation Portfolio ............    1,645,939      992,023       (992,436)        (338,520)
 Growth Portfolio ..........................    3,588,480    2,225,229     (3,447,831)      (2,084,580)
 Worldwide Growth Portfolio ................    3,418,020    1,893,308     (4,949,811)      (3,425,099)
 International Growth  Portfolio ...........      996,087      577,351       (429,253)         (10,517)
PBHG Insurance Series Fund, Inc.:
 Growth Portfolio ..........................      355,089      518,593        213,622           50,118
 Large Cap Growth Portfolio ................    1,168,501      471,848        373,576        1,070,229
 Mid Cap Portfolio .........................    1,671,740      645,730       (398,402)         627,608
 Select Value Portfolio ....................      817,165      272,735       (209,534)         334,896
 Technology &  Communications Portfolio ....    2,932,386      889,986       (362,298)       1,680,102
Strong Funds:
 Mid Cap Growth Fund II ....................    1,475,542      813,864        (63,312)         598,366
 Opportunity Fund II........................    1,646,425      966,371      1,037,193        1,717,247
The Van Kampen Universal Institutional
 Funds, Inc.:
 Emerging Markets Portfolio ................      101,901       75,918        (28,869)          (2,886)
 Core Plus Fixed Income Portfolio ..........    2,431,397    2,007,683        361,564          785,278
 Mid Cap Value Portfolio ...................      741,503      401,512        148,684          488,675
 U.S. Real Estate Portfolio ................    1,370,309      585,468        586,559        1,371,400
 Value Portfolio ...........................    1,015,118      589,809        672,621        1,097,930
Timothy Partners, Ltd.:
 Small-Cap VS ..............................      261,978      309,422     (1,081,561)      (1,129,005)
 Conservative Growth Fund VS ...............    1,245,820       28,278        578,923        1,796,465
 Strategic Growth Fund VS ..................      879,070       74,773      1,496,277        2,300,574
                                              -----------  -----------  -------------   --------------
                     Totals                   $55,572,077  $54,491,643  $     212,933   $    1,293,367
                                              ===========  ===========  =============   ==============

                                               Net Increase    Net Assets       Net Assets
                                                (Decrease)     Beginning          End of
                                               in Net Assets    of Year            Year
                                               -------------  ------------      ------------
Scudder VIT Funds:
 EAFE Equity Index .........................   $  1,985,343   $  1,077,393      $  3,062,736
 Equity 500 Index ..........................        131,715      1,447,693         1,579,408
 Small Cap Index ...........................      4,023,184      1,452,829         5,476,013
Dreyfus Variable Investment Fund:
 Appreciation Portfolio ....................      3,208,238      8,552,158        11,760,396
 Growth and Income Portfolio ...............        977,669      5,437,591         6,415,260
 Money Market Portfolio ....................    (17,602,659)    30,874,477        13,271,818
 Developing Leaders Portfolio ..............      2,876,067      8,981,244        11,857,311
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc .....      1,539,246      7,676,210         9,215,456
 Stock Index Fund ..........................     13,940,054     42,391,973        56,332,027
Invesco Variable Investment Funds, Inc.:
 Dynamics Fund .............................         41,928        423,610           465,538
 Core Equity Fund ..........................      2,145,458     11,281,525        13,426,983
 Health Sciences Fund ......................      1,407,520      1,637,469         3,044,989
 High Yield Fund ...........................      4,732,207      4,013,068         8,745,275
 Financial Services ........................        672,047        968,716         1,640,763
 Small Company Growth Fund .................        141,749        943,878         1,085,627
 Total Return Fund .........................        (91,866)     2,144,019         2,052,153
Janus Aspen Series :
 Mid Cap Growth Portfolio ..................      4,044,011     11,845,484        15,889,495
 Balanced Portfolio ........................      6,980,175     55,454,249        62,434,424
 Capital Appreciation Portfolio ............      1,620,990     10,839,585        12,460,575
 Growth Portfolio ..........................      3,833,006     20,809,695        24,642,701
 Worldwide Growth Portfolio ................      1,505,214     23,887,073        25,392,287
 International Growth  Portfolio ...........      2,172,610      6,454,519         8,627,129
PBHG Insurance Series Fund, Inc.:
 Growth Portfolio ..........................        517,596      2,108,418         2,626,014
 Large Cap Growth Portfolio ................      2,819,866      5,483,073         8,302,939
 Mid Cap Portfolio .........................      2,498,116      5,746,725         8,244,841
 Select Value Portfolio ....................        761,917      2,590,936         3,352,853
 Technology &  Communications Portfolio ....      5,898,763      9,122,846        15,021,609
Strong Funds:
 Mid Cap Growth Fund II ....................      2,441,091      5,280,240         7,721,331
 Opportunity Fund II........................      4,761,091      7,970,621        12,731,712
The Van Kampen Universal Institutional
 Funds, Inc.:
 Emerging Markets Portfolio ................        395,512        831,875         1,227,387
 Core Plus Fixed Income Portfolio ..........      1,276,797     14,460,077        15,736,874
 Mid Cap Value Portfolio ...................      2,290,476      4,364,569         6,655,045
 U.S. Real Estate Portfolio ................      3,623,875      6,103,020         9,726,895
 Value Portfolio ...........................      2,724,637      4,890,926         7,615,563
Timothy Partners, Ltd.:
 Small-Cap VS ..............................        460,994      4,840,505         5,301,499
 Conservative Growth Fund VS ...............      2,178,380      1,505,269         3,683,649
 Strategic Growth Fund VS ..................      2,821,684      1,340,068         4,161,752
                                               ------------   ------------      ------------
                      Totals                   $ 75,754,701   $335,233,626      $410,988,327
                                               ============   ============      ============
   The accompanying notes are an integral part of these financial statements.


                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS
                    For the Periods Ended December 31, 2002


                                                                             Changes From Operations
                                                -----------------------------------------------------------------------------------
                                                                 Net Realized                       Net Change             Net
                                                                  Gain (Loss)                     in Unrealized         Increase
                                                                   On Sale of                      Appreciation        (Decrease)
                                                     net         Investment in      Realized      (Depreciation)         in Net
                                                 Investment        Portfolio         Gain        of Investment in      Assets from
                                                Income (Loss)       States        Distribution   Portfolio Shares      Operations
                                                -------------    -------------    ------------   ----------------     -------------
Scudder VIT Funds
 EAFE Equity Index ..........................   $      (8,529)   $      50,643    $          0   $        278,406           320,520
 Equity 500 Index ...........................          (6,075)        (178,771)              0           (279,992)         (464,838)
 Small Cap Index ............................         (23,901)        (788,689)            844             66,675          (745,071)
Dreyfus Variable Investment Fund
 Appreciation Portfolio .....................         (15,720)        (386,594)              0         (1,316,517)       (1,718,831)
 Growth and Income Portfolio ................         (48,192)        (552,535)              0         (1,393,556)       (1,994,283)
 Money Market Portfolio .....................          12,044                0               0                  0            12,044
 Small Cap Portfolio ........................        (123,099)      (4,514,838)              0          2,492,050        (2,145,887)
Dreyfus Funds
 Socially Responsible Growth Fund, Inc.......        (111,667)      (1,145,229)              0         (2,276,166)       (3,533,062)
 Stock Index Fund ...........................          (2,045)       (5290,362)              0         (8,029,083)      (13,321,490)
 Invesco Variable Investment Funds, Inc. ....
 Dynamics Fund ..............................          (5,468)        (154,701)              0              8,365          (151,804)
 Core Equity Fund ...........................          17,703         (473,933)              0         (2,463,292)       (2,919,522)
 Health Sciences Fund .......................         (17,886)         (93,918)              0           (265,725)         (377,529)
 High Yield Fund ............................         370,204       (1,035,877)              0            524,453          (141,220)
 Financial Services .........................          (6,589)         (56,635)              0           (123,702)         (186,926)
 Small Company Growth Fund ..................          (5,535)        (120,493)              0            (16,012)         (142,040)
 Total Return Fund. .........................          22,522         (696,897)              0            303,558          (370,817)
Janus Aspan Series
 Aggressive Growth Portfolio ................        (183,564)     (23,031,822)              0         18,470,026        (4,745,360)
 Balanced Portfolio .........................         628,558         (913,231)              0         (4,481,310)       (4,765,983)
 Capital Appreciation Portfolio .............        (100,665)      (2,062,681)              0           (181,702)       (2,345,048)
 Growth Portfolio ...........................        (323,382)      (2,011,842)              0         (5,335,254)       (7,670,478)
 Worldwide Growth Portfolio .................        (141,335)      (5,477,380)              0         (1,999,480)       (7,618,195)
Janus Aspen Select Series:
 International Growth Portfolio .............         (41,836)        (519,810)              0           (246,394)         (808,040)
PBHG Insurance Series Fund, Inc. ............
 Growth Portfolio ...........................         (37,538)      (3,699,000)              0          2,700,026        (1,036,512)
 Large Cap Growth Portfolio .................         (90,387)      (1,359,665)              0         (1,009,082)       (2,459,134)
 Mid Cap Value Portfolio ....................         (64,742)        (204,532)              0           (781,402)       (1,050,676)
 Select Value Portfolio .....................         (11,898)        (456,316)              0           (622,285)       (1,090,499)
 Technology & Communicators Portfolio .......        (162,852)     (23,240,556)              0         13,462,279        (9,941,129)
Strong Funds:
 Mid Cap Growth Fund ........................         (91,542)      (5,688,008)              0          2,362,538        (3,417,012)
 Opportunity Fund ...........................         (92,229)      (4,863,009)        163,563          1,514,167        (3,277,508)
The Universal Institutional Funds. Inc:
 Emerging Markets Portfolio .................         (13,999)        (295,079)              0            204,966          (104,112)
 Core Plus Fixed Income Portfolio ...........         338,272          205,117         132,139             29,564           705,092
 Mid Cap Growth Portfolio ...................         (68,049)        (196,113)              0         (1,510,870)       (1,775,032)
 U.S. Real Estate Portfolio .................         117,573          209,824         137,765           (715,967)         (250,805)
 Value Portfolio ............................         (19,009)        (303,967)              0         (1,245,616)       (1,568,592)
Timothy Partners, Ltd.
 Small Cap VS ...............................         (78,144)         (53,144)         36,678         (1,112,996)       (1,207,606)
 Conservative Growth Fund VS (*) ............          (5,907)         (20,745)            332            (87,349)         (113,669)
 Strategic Growth Fund VS(*) ...............          (6,381)          (2,708)              0            (75,201)          (84,290)
                                                -------------    -------------    ------------   ----------------     -------------
       Total                                    $    (401,289)   $ (89,423,496)   $    471,321   $      6,848,120     $ (82,505,344)
                                                =============    =============    ============   ================     =============



                                                           Changes From Principal Transactions
                                                -------------------------------------------------------------
                                                                               Net Transfer     Net Increase
                                                                                 To (From)         in Net
                                                  Contract                      Sub accounts       Assets
                                                  Purchase        Contract       And Fixed     From principal
                                                  Payments      Redemptions      Accounts        Transaction
                                                ------------    -----------    ------------    --------------
Scudder VIT Funds
 EAFE Equity Index ..........................   $    167,915       $274,042    $    127,673    $       21,546
 Equity 500 Index ...........................        228,737        246,511         (78,339)          (96,113)
 Small Cap Index ............................        345,037        478,310         624,904           491,631
Dreyfus Variable Investment Fund
 Appreciation Portfolio .....................      1,689,512        645,308         165,898         1,210,102
 Growth and Income Portfolio ................      1,003,769        724,516        (256,720)           22,533
 Money Market Portfolio .....................     31,954,792     17,304,521      (4,451,490)       10,198,781
 Small Cap Portfolio ........................      2,105,091        864,174       1,113,983         2,354,900
Dreyfus Funds
 Socially Responsible Growth Fund, Inc.......      1,882,530        962,625      (1,825,229)         (905,324)
 Stock Index Fund ...........................      8,914,563      3,626,247        (900,165)        4,388,151
 Invesco Variable Investment Funds, Inc. ....
 Dynamics Fund ..............................         65,504         11,457        (231,118)         (177,071)
 Core Equity Fund ...........................      2,200,362      1,540,429      (1,818,412)       (1,158,479)
 Health Sciences Fund .......................        913,022         82,271         562,060         1,392,811
 High Yield Fund ............................        506,286        454,569        (514,586)         (462,869)
 Financial Services .........................        363,050        103,793         197,363           456,620
 Small Company Growth Fund ..................        227,048         30,367          644,184          840,865
 Total Return Fund. .........................        184,646      1,051,464        (339,087)       (1,205,905)
Janus Aspan Series
 Aggressive Growth Portfolio ................      3,548,507        863,002      (1,700,277)          985,228
 Balanced Portfolio .........................      9,039,365      4,851,377      (1,759,519)        2,428,469
 Capital Appreciation Portfolio .............      2,527,095      1,179,633      (2,000,704)         (653,242)
 Growth Portfolio ...........................      4,755,887      2,038,010      (1,313,681)        1,404,196
 Worldwide Growth Portfolio .................      4,852,283      1,966,466      (2,672,939)          212,878
Janus Aspen Select Series:
 International Growth Portfolio .............      2,188,956        561,632      (3,058,823)       (1,431,499)
PBHG Insurance Series Fund, Inc. ............
 Growth Portfolio ...........................        619,391        294,285        (546,518)         (221,412)
 Large Cap Growth Portfolio .................      1,582,175        578,158      (1,064,051)          (60,034)
 Mid Cap Value Portfolio ....................      1,788,970        422,223       3,154,576         4,521,323
 Select Value Portfolio .....................        983,861        221,260         294,464         1,057,065
 Technology & Communicators Portfolio .......      4,363,436        938,917      (1,165,658)        2,258,861
Strong Funds:
 Mid Cap Growth Fund ........................      1,578,372        585,966        (832,488)          159,918
 Opportunity Fund ...........................      2,030,084        848,647        (359,504)          821,933
The Universal Institutional Funds. Inc:. ....
 Emerging Markets Portfolio .................        148,648        127,823         (85,936)          (65,111)
 Core Plus Fixed Income Portfolio ...........      2,904,793      1,769,617       3,520,700         4,655,876
 Mid Cap Growth Portfolio ...................      1,143,910        642,812         290,287           791,385
 U.S. Real Estate Portfolio .................      1,227,633        861,286       2,429,985         2,796,332
 Value Portfolio ............................      1,484,919        500,061         640,031         1,624,889
Timothy Partners, Ltd.
 Small Cap VS ...............................      1,387,452        527,787          72,263           931,928
 Conservative Growth Fund VS (*) ............      1,047,137         30,966         602,767         1,618,938
 Strategic Growth Fund VSC) ................        441,990          5,895         988,263         1,424,358
                                                ------------    -----------    ------------    --------------
Total                                           $102,396,728    $48,216,427    $(11,545,843)   $   42,634,458
                                                ============    ===========    ============    ==============



                                                    Net
                                                  Increase
                                                 (Decrease)       Net Assets     Net Assets
                                                   in Net          Beginning        End
                                                   Assets          of Period      of Period
                                                ------------     ------------   ------------
Scudder VIT Funds
 EAFE Equity Index ..........................   $    342,066     $    735,327      1,077,393
 Equity 500 Index ...........................       (560,951)       2,008,644      1,447,693
 Small Cap Index ............................       (253,440)       1,706,269      1,452,829
Dreyfus Variable Investment Fund
 Appreciation Portfolio .....................       (508,729)       9,060,887      8,552,158
 Growth and Income Portfolio ................     (1,971,750)       7,409,341      5,437,591
 Money Market Portfolio .....................     10,210,825       20,663,652     30,874,477
 Small Cap Portfolio ........................        209,013        8,772,231      8,981,244
Dreyfus Funds
 Socially Responsible Growth Fund, Inc.......     (4,438,386)      12,114,596      7,676,210
 Stock Index Fund ...........................     (8,933,339)      51,325,312     42,391,973
 Invesco Variable Investment Funds, Inc. ....
 Dynamics Fund ..............................       (328,875)         752,485        423,610
 Core Equity Fund ...........................     (4,078,001)      15,359,526     11,281,525
 Health Sciences Fund .......................      1,015,282          622,187      1,637,469
 High Yield Fund ............................       (604,089)       4,617,157      4,013,068
 Financial Services .........................        269,694          699,022        968,716
 Small Company Growth Fund ..................        698,825          245,053        943,878
 Total Return Fund. .........................     (1,576,722)       3,720,741      2,144,019
Janus Aspan Series
 Aggressive Growth Portfolio ................     (3,760,132)      15,605,616     11,845,484
 Balanced Portfolio .........................     (2,337,514)      57,791,763     55,454,249
 Capital Appreciation Portfolio .............     (2,998,290)      13,837,875     10,839,585
 Growth Portfolio ...........................     (6,266,282)      27,075,977     20,809,695
 Worldwide Growth Portfolio .................     (7,405,317)      31,292,390     23,887,073
Janus Aspen Select Series:
 International Growth Portfolio .............     (2,239,539)       8,694,058      6,454,519
PBHG Insurance Series Fund, Inc. ............
 Growth Portfolio ...........................     (1,257,924)       3,366,342      2,108,418
 Large Cap Growth Portfolio .................     (2,519,168)       8,002,241      5,483,073
 Mid Cap Value Portfolio ....................      3,470,647        2,276,078      5,746,725
 Select Value Portfolio .....................        (33,434)       2,624,370      2,590,936
 Technology & Communicators Portfolio .......     (7,682,268)      16,805,114      9,122,846
Strong Funds:
 Mid Cap Growth Fund ........................     (3,257,094)       8,537,334      5,280,240
 Opportunity Fund ...........................     (2,455,575)      10,426,196      7,970,621
The Universal Institutional Funds. Inc:. ....
 Emerging Markets Portfolio .................       (169,223)       1,001,098        831,875
 Core Plus Fixed Income Portfolio ...........       5360,968        9,099,109     14,460,077
 Mid Cap Growth Portfolio ...................       (983,647)        5348,216      4,364,569
 U.S. Real Estate Portfolio .................      2,545,527        3,557,493      6,103,020
 Value Portfolio ............................         56,297        4,834,629      4,890,926
Timothy Partners, Ltd.
 Small Cap VS ...............................       (275,678)        5,116,183     4,840,505
 Conservative Growth Fund VS (*) ............      1,505,269                0      1,505,269
 Strategic Growth Fund VSC) ................      1,340,068                0       1,340,068
                                                ------------     ------------   ------------
Total                                           $(39,870,886)    $375,104,512   $335,233,626
                                                ============     ============   ============


     The accompanying notes are an integral part of these financial statements.

Note Year ended unless otherwise noted

(*) Period for May 1, 2002 (commencement of operations) to December 31, 2002

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003

(1)      GENERAL

         Annuity Investors Variable Account B (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 48 states.

         Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

         At December 31, 2003, the following investment options were available:

                  SCUDDER VIT FUNDS:

                       -   EAFE Equity Index

                       -   Equity 500 Index

                       -   Small Cap Index

                  THE DREYFUS VARIABLE INVESTMENT FUND:

                       -   Appreciation Portfolio

                       -   Growth and Income Portfolio

                       -   Money Market Portfolio

                       -   Developing Leaders Portfolio

                  DREYFUS FUNDS:

                       -   Socially Responsible Growth Fund, Inc.

                       -   Stock Index Fund

                  INVESCO VARIABLE INVESTMENT FUNDS, INC.:

                       -   Dynamics Fund

                       -   Core Equity Fund

                       -   Health Sciences Fund

                       -   High Yield Fund

                       -   Financial Services Fund

                       -   Small Company Growth Fund

                       -   Total Return Fund

                  JANUS ASPEN SERIES:

                       -   Mid Cap Growth Portfolio

                       -   Balanced Portfolio

                       -   Capital Appreciation Portfolio

                       -   Growth Portfolio

                       -   Worldwide Growth Portfolio

                       -   International Growth Portfolio

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

                  PBHG INSURANCE SERIES FUND, INC.:

                       -   Growth II Portfolio

                       -   Large Cap Growth Portfolio

                       -   Mid Cap Portfolio

                       -   Select Value Portfolio

                       -   Technology & Communications Portfolio

                  STRONG FUNDS:

                       -   Mid Cap Growth Fund II

                       -   Opportunity Fund II

                  THE VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.:

                       -   Emerging Markets Portfolio

                       -   Core Plus Fixed Income Portfolio

                       -   Mid Cap Value Portfolio

                       -   U.S. Real Estate Portfolio

                       -   Value Portfolio

                  TIMOTHY PARTNERS, LTD.:

                       -   Small-Cap VS

                       -   Conservative Growth VS

                       -   Strategic Growth VS

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION

         The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

         Certain reclassifications have been made to the prior year financial statements to conform to the current year presentation.

         INVESTMENTS

         Investments are valued using the net asset value of the respective portfolios, which value their investment securities at fair value at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-distribution date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

         Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

         FEDERAL INCOME TAXES

         No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

         NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT HOLDERS

         The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
         (loss) and unrealized appreciation (depreciation) on investments.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(3)      PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

         The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 2003 are as follows:

                                                                    2003
                                                        -----------------------------
                                                           Cost of         Proceeds
                                                          Purchases       from Sales
                                                        -------------   -------------
Scudder VIT Funds:
  EAFE Equity Index                                     $  17,710,748   $  16,420,007
  Equity 500 Index                                            159,832         365,988
  Small Cap Index                                           3,930,427         845,130
Dreyfus Variable Investment Fund:
  Appreciation Portfolio                                    4,172,858       2,791,895
  Growth and Income Portfolio                               1,380,086       1,760,355
  Money Market Portfolio                                  187,503,592     205,106,252
  Developing Leaders Portfolio                             65,717,289      65,599,992
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc                       695,417       1,035,211
  Stock Index Fund                                          9,865,514       7,299,240
Invesco Variable Investment Funds, Inc.:
  Dynamics Fund                                             1,147,305       1,219,093
  Equity Income Fund                                        1,467,826       1,645,443
  Health Sciences Fund                                      1,134,739         285,951
  High Yield Fund                                           5,800,376       1,863,597
  Financial Services Fund                                     773,345         439,830
  Small Cap Growth Fund                                     8,976,280       9,072,483
  Total Return Fund                                           204,961         564,238
Janus Aspen Series:
  Mid Cap Growth Portfolio                                  1,091,711       1,175,483
  Balanced Portfolio                                        5,792,403       5,269,478
  Capital Appreciation Portfolio                              955,176       1,394,727
  Growth Portfolio                                          4,283,640       6,658,399
  Worldwide Growth Portfolio                               28,707,134      32,203,134
  International Growth Portfolio                           26,737,375      26,757,174
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio                                      10,411,698      10,395,313
  Large Cap Growth Portfolio                                1,849,998         873,249
  Mid Cap Portfolio                                         2,684,594       2,148,024
  Select Value Portfolio                                    1,081,765         710,736
  Technology & Communications Portfolio                     4,697,647       3,179,352
Strong Funds:
  Mid Cap Growth Fund II                                   12,133,751      11,628,254
  Opportunity Fund II                                      15,364,832      13,772,572
The Van Kampen Universal Institutional Funds, Inc.:
  Emerging Markets Portfolio                                   68,580          84,692
  Core Plus Fixed Income Portfolio                          3,923,050       3,222,169
  Mid Cap Value Portfolio                                   1,202,912         787,156
  U.S. Real Estate Portfolio                                2,413,320       1,143,379
  Value Portfolio                                           1,837,930         817,883
Timothy Partners, Ltd.:
  Small-Cap VS                                                259,417       1,452,354
  Conservative Growth VS                                    2,027,117         264,162
  Strategic Growth VS                                       2,562,874         294,998
                                                        -------------   -------------

       Total                                            $ 440,727,519   $ 440,547,393
                                                        =============   =============

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(4)      DEDUCTIONS AND EXPENSES

         Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

         The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

         The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2003:

1.65% Series Contracts       $        231
1.50% Series Contracts             12,806
1.40% Series Contracts          4,845,281
1.25% Series Contracts             15,110
1.10% Series Contracts             21,831
0.95% Series Contracts                486
0.90% Series Contracts             25,156
0.75% Series Contracts              4,221
                             ------------

                             $  4,925,122
                             ============

         Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

         In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $733,574 for the year ended December 31, 2003.

(5)      OTHER TRANSACTIONS WITH AFFILIATES

         Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 2003

(6)      CHANGES IN UNITS OUTSTANDING

                                                                        Units                                            Units
                                                                     Outstanding        Units            Units        outstanding
                                                                      12/31//02       Purchased         Redeemed       12/31/03
                                                                   --------------  ---------------  ---------------  --------------
Scudder VIT Funds:
  EAFE Equity Index - 1.50% series contract .....................          22.891           41.734            0.639          63.986
  EAFE Equity Index - 1.40% series contract .....................     187,535.206    8,426,851.115    8,204,096.170     410,290.151
  EAFE Equity Index - 1.10% series contract .....................         687.621          353.659            0.000       1,041.280
  EAFE Equity Index - 0.95% series contract .....................       1,800.556            0.000        1,740.805          59.751
  EAFE Equity Index - 0.90% series contract .....................         791.144          325.418            0.000       1,116.562
  Equity 500 Index - 1.40% series contract ......................     220,814.702       27,460.383       58,295.177     189,979.908
  Equity 500 Index - 1.10% series contract ......................       2,727.390        1,032.820        1,717.353       2,042.857
  Equity 500 Index - 0.95% series contract ......................         179.116            0.000            9.312         169.804
  Equity 500 Index - 0.90% series contract ......................       1,614.188          669.271            0.000       2,283.459
  Small Cap Index - 1.50% series contract .......................         127.264            0.000            0.200         127.064
  Small Cap Index - 1.40% series contract .......................     165,980.862    1,897,347.413    1,629,087.445     434,240.830
  Small Cap Index - 1.25% series contract .......................          78.204          688.158          152.500         613.862
  Small Cap Index - 1.10% series contract .......................           0.000            8.778            0.000           8.778
  Small Cap Index - 0.95% series contract .......................           4.364          144.903            4.360         144.907
  Small Cap Index - 0.90% series contract .......................       1,015.061          622.687            0.000       1,637.748
  Small Cap Index - 0.75% series contract .......................         268.850          128.576           27.311         370.115
Dreyfus Variable Investment Fund:
  Appreciation Portfolio - 1.50% series contract ................       2,136.034          706.018           98.683       2,743.369
  Appreciation Portfolio - 1.40% series contract ................     821,738.414      456,695.137      342,407.916     936,025.635
  Appreciation Portfolio - 1.25% series contract ................         172.414       10,842.144          753.618      10,260.940
  Appreciation Portfolio - 1.10% series contract ................       6,651.281        3,237.030        1,432.798       8,455.513
  Appreciation Portfolio - 0.95% series contract ................         150.958            0.000            0.000         150.958
  Appreciation Portfolio - 0.90% series contract ................       2,343.298          579.823            0.000       2,923.121
  Appreciation Portfolio - 0.75% series contract ................         404.810          234.874            2.134         637.550
  Growth and Income Portfolio - 1.50% series contract ...........          16.060           20.797            0.287          36.570
  Growth and Income Portfolio - 1.40% series contract ...........     633,983.863      218,423.546      257,553.269     594,854.140
  Growth and Income Portfolio - 1.25% series contract ...........       8,651.943        1,675.094          160.893      10,156.144
  Growth and Income Portfolio - 1.10% series contract ...........       2,655.811        1,728.426           39.716       4,344.521
  Growth and Income Portfolio - 0.90% series contract ...........         780.152          238.392            0.000       1,018.544
  Growth and Income Portfolio - 0.75% series contract ...........       1,380.154          353.481           50.531       1,683.104
  Money Market Portfolio - 1.50% series contract ................       3,512.734          262.659        1,234.465       2,540.928
  Money Market Portfolio - 1.40% series contract ................  26,597,370.970  265,254,653.776  280,453,195.809  11,398,828.937
  Money Market Portfolio - 1.25% series contract ................          54.380           87.983            0.000         142.363
  Money Market Portfolio - 1.10% series contract ................      23,476.567        5,142.513       19,578.207       9,040.873
  Money Market Portfolio - 0.90% series contract ................     126,326.727       18,007.380       10,493.179     133,840.928
  Money Market Portfolio - 0.75% series contract ................      13,181.025       23,769.874        6,407.725      30,543.174
  Developing Leaders Portfolio - 1.50% series contract ..........       1,414.885           88.125            2.310       1,500.700
  Developing Leaders Portfolio - 1.40% series contract ..........     887,931.962   11,616,823.836   11,606,271.247     898,484.551
  Developing Leaders Portfolio - 1.25% series contract ..........       5,837.045         2,824.34        3,339.252       5,322.133
  Developing Leaders Portfolio - 1.10% series contract ..........       5,581.765        3,790.364          123.061       9,249.068
  Developing Leaders Portfolio - 0.95% series contract ..........         471.199           54.218           34.212         491.205
  Developing Leaders Portfolio - 0.90% series contract ..........       5,490.189         1,073.13          787.462       5,775.857
  Developing Leaders Portfolio - 0.75% series contract ..........       2,066.318          858.516           62.920       2,861.914
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc. - 1.50% series
   contract .....................................................         576.445            0.000            1.494         574.951
  Socially Responsible Growth Fund, Inc. - 1.40% series
   contract .....................................................     960,232.146      164,261.804      199,227.319     925,266.631
  Socially Responsible Growth Fund, Inc. - 1.10% series
   contract .....................................................       3,420.290        1,949.984          554.675       4,815.599
  Socially Responsible Growth Fund, Inc. - 0.90% series
   contract .....................................................       3,843.678          489.322            0.000       4,333.000
  Socially Responsible Growth Fund, Inc. - 0.75% series
   contract .....................................................         625.579          374.445           31.350         968.674
  Stock Index Fund - 1.65% series contract ......................          95.159           81.669            0.934         175.894
  Stock Index Fund - 1.50% series contract ......................      10,366.380          815.626          554.188      10,627.818
  Stock Index Fund - 1.40% series contract ......................   4,454,143.840    1,460,803.731    1,244,696.547   4,670,251.024
  Stock Index Fund - 1.25% series contract ......................         209.774        2,975.121          224.106       2,960.789
  Stock Index Fund - 1.10% series contract ......................       6,861.288        3,518.171        1,375.620       9,003.839
  Stock Index Fund - 0.95% series contract ......................       3,171.095          146.311        2,636.890         680.516
  Stock Index Fund - 0.90% series contract ......................      67,021.625        7,518.017        1,140.107      73,399.535
  Stock Index Fund - 0.75% series contract ......................       5,807.305       1 ,936.043          108.190       7,635.158
Invesco Variable Investment Funds, Inc.:
  Dynamics Fund - 1.50% series contract .........................          24.686           40.634            0.662          64.658
  Dynamics Fund - 1.40% series contract .........................      78,143.205      202,207.680      217,264.553      63,086.332
  Dynamics Fund - 0.90% series contract .........................           0.000            7.139            0.000           7.139
  Dynamics Fund - 0.75% series contract .........................          18.335           38.873            0.000          57.208
  Core Equity Fund - 1.50% series contract ......................       2,347.721          812.096          202.217       2,957.600
  Core Equity Fund - 1.40% series contract ......................   1,100,758.403      224,463.258      245,657.341   1,079,564.320
  core Equity Fund - 1.25% series contract ......................           4.084        1,019.101            0.000       1,023.185
  Core Equity Fund - 1.10% series contact .......................       5,632.301        2,309.480          231.122       7,710.659
  Core Equity Fund - 0.90% series contract ......................       1,016.232          233.726            0.000       1,249.958
  Core Equity Fund - 0.75% series contract ......................          73.842           64.389            0.000         138.231
  Health Sciences Fund - 1.50% series contract ..................       1,503.619            0.000            0.488       1,503.131
  Health Sciences Fund - 1.40% series contract ..................     210,450.701      163,875.475       62,783.952     311,542.224
  Health Sciences Fund - 1.10% series contract ..................         203.656          473.071          123.836         552.891
  Health Sciences Fund - 0.95% series contract ..................           0.000          179.965            0.000         179.965
  Health Sciences Fund - 0.90% series contract ..................       1,160.526          165.344            0.000       1,325.870
  Health Sciences Fund - 0.75% series contract ..................       2,641.906          908.395            3.955       3,546.346

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(6)      CHANGES IN UNITS OUTSTANDING


                                                                        Units                                           Units
                                                                     Outstanding        Units           Units        Outstanding
                                                                       12/31/02       Purchased       Redeemed        12/31/03
                                                                    -------------   -------------   -------------   -------------
Invesco Variable Investment Funds, Inc.
   High Yield Fund - 1.50% series contract......................          983.299         759.209         532.452       1,210.056
   High Yield Fund - 1.40% series contract......................      488,086.809     639,182.149     268,047.035     859,221.923
   High Yield Fund - 1.25% series contract......................           21.978       5,035.213          68.214       4,988.977
   High Yield Fund - 1.10% series contract......................          169.835          19.323           1.098         188.060
   High Yield Fund - 0.95% series contract......................            0.001           0.000           0.000           0.001
   High Yield Fund - 0.90% series contract......................          653.397         182.380          80.212         755.565
   High Yield Fund - 0.75% series contract......................          367.999         219.843           0.808         587.034
   Financial Services Fund - 1.50% series contract..............          876.437          10.769          10.770         876.436
   Financial Services Fund - 1.40% series contract..............      118,822.635      98,004.591      59,765.665     157,061.561
   Financial Services Fund - 1.25% series contract..............            3.808         621.382          24.369         600.821
   Financial Services Fund - 1.10% series contract..............            0.000          38.751           0.000          38.751
   Financial Services Fund - 0.75% series contract..............          331.521         175.778           0.536         506.763
   Small Company Growth Fund - 1.50% series contract............           27.131          36.496           0.419          63.208
   Small Company Growth Fund - 1.40% series contract............      155,173.901   2,021,064.625   2,044,931.579     131,306.947
   Small Company Growth Fund - 1.25% series contract............           55.942       3,870.010         556.829       3,369.123
   Small Company Growth Fund - 1.10% series contract............            0.000          34.809           0.000          34.809
   Small Company Growth Fund - 0.90% series contract............            0.000           1.635           0.000           1.635
   Small Company Growth Fund - 0.75% series contract............        1,926.298         692.400          47.675       2,571.023
   Total Return Fund - 1.40% series contract....................      232,581.391      20,829.708      63,623.405     189,787.694
   Total Return Fund - 1.10% series contract....................        6,257.636       2,370.780         338.175       8,290.241
Janus Aspen Series:
   Mid Cap Growth Portfolio - 1.50% series contract.............        2,939.253          77.737         277.174       2,739.816
   Mid Cap Growth Portfolio - 1.40% series contract.............    1,290,667.557     753,528.040     752,642.497   1,291,553.100
   Mid Cap Growth Portfolio - 1.10% series contract.............       14,073.466       8,250.723       1,298.900      21,025.289
   Mid Cap Growth Portfolio - 0.95% series contract.............          856.311          19.794         657.327         218.778
   Mid Cap Growth Portfolio - 0.90% series contract.............        7,684.759       1,986.003           0.000       9,670.762
   Mid Cap Growth Portfolio - 0.75% series contract.............          472.925         175.397          35.965         612.357
   Balanced Portfolio - 1.65% series contract...................          715.911         234.888           2.695         948.104
   Balanced Portfolio - 1.50% series contract...................        9,029.715       1,364.990         195.859      10,198.846
   Balanced Portfolio - 1.40% series contract...................    3,702,620.254     733,328.729     750,873.583   3,685,075.400
   Balanced Portfolio - 1.25% series contract...................        9,113.219      16,781.627         722.240      25,172.606
   Balanced Portfolio - 1.10% series contract...................       13,120.266       6,537.390         587.895      19,069.761
   Balanced Portfolio - 0.95% series contract...................        1,282.216           0.000       1,110.328         171.888
   Balanced Portfolio - 0.90% series contract...................       53,841.269       2,937.091         938.604      55,839.756
   Balanced Portfolio - 0.75% series contract...................        1,579.653         607.793          33.065       2,154.381
   Capital Appreciation Portfolio.- 1.50% series contract.......        6,699.916         657.624       1,005.222       6,352.318
   Capital Appreciation Portfolio.- 1.40% series contract.......    1,548,077.357     291,726.858     356,082.287   1,483,721.928
   Capital Appreciation Portfolio.- 1.25% series contract.......          204.741       7,089.127         532.698       6,761.170
   Capital Appreciation Portfolio.- 1.10% series contract.......        7,637.061       4,411.848         513.645      11,535.264
   Capital Appreciation Portfolio.- 0.95% series contract.......        1,816.324          31.948       1,507.523         340.749
   Capital Appreciation Portfolio.- 0.90% series contract.......       12,880.523       2,351.425          61.223      15,170.725
   Capital Appreciation Portfolio.- 0.75% series contract.......        2,582.245       1,096.609           5.604       3,673.250
   Growth Portfolio - 1.50% series contract.....................        3,725.518          89.578         294.279       3,520.817
   Growth Portfolio - 1.40% series contract.....................    2,338,003.425     775,311.615     995,675.580   2,117,639.460
   Growth Portfolio - 1.25% series contract.....................           30.710       5,556.782          55.796       5,531.696
   Growth Portfolio - 1.10% series contract.....................       12,164.934       5,986.620         533.714      17,617.840
   Growth Portfolio - 0.95% series contract.....................          128.720           0.000           0.000         128.720
   Growth Portfolio - 0.90% series contract.....................        5,335.350       1,430.279           0.000       6,765.629
   Growth Portfolio - 0.75% series contract.....................        1,647.960         690.455          41.040       2,297.375
   Worldwide Growth Portfolio - 1.50% series contract...........        2,621.610         318.196         129.883       2,809.923
   Worldwide Growth Portfolio - 1.40% series contract...........    2,438,561.261   3,620,930.541   3,959,936.571   2,099,555.231
   Worldwide Growth Portfolio - 1.25% series contract...........       10,530.938       11,079.57       4,401.564      17,208.944
   Worldwide Growth Portfolio - 1.10% series contract...........       10,650.649       4,910.555       1,096.662      14,464.542
   Worldwide Growth Portfolio - 0.95% series contract...........        2,191.502           0.001       1,914.392         277.111
   Worldwide Growth Portfolio - 0.90% series contract...........       39,742.411       7,409.481       1,007.626      46,144.266
   Worldwide Growth Portfolio - 0.75% series contract...........        1,573.229         634.136          37.494       2,169.871
   International Growth Portfolio.- 1.50% series contract.......        1,063.812         300.042         179.194       1,184.660
   International Growth Portfolio.- 1.40% series contract.......      678,787.112   3,166,908.744   3,175,906.659     669,789.197
   International Growth Portfolio.- 1.25% series contract.......           78.508       9,918.259         595.801       9,400.966
   International Growth Portfolio.- 1.10% series contract.......       11,468.866        5,585.77       1,666.516      15,388.121
   International Growth Portfolio.- 0.90% series contract.......        1,312.902         549.305           0.000       1,862.207
PBHG Insurance Series Fund, Inc:
   Growth II Portfolio - 1.50% series contract..................          518.350         546.969          43.701       1,021.618
   Growth II Portfolio - 1.40% series contract..................      317,797.743   1,811,281.543   1,811,259.063     317,820.223
   Growth II Portfolio - 1.10% series contract..................        1,611.620         983.957         468.231       2,127.346
   Growth II Portfolio - 0.95% series contract..................          100.503          26.711          17.664         109.550
   Growth II Portfolio - 0.90% series contract..................        1,089.181         444.946           0.000       1,534.127
   Growth II Portfolio - 0.75% series contract..................           31.573          33.341          39.939          24.975
   Large Cap Growth Portfolio - 1.65% series contract...........           79.780          70.405           0.793         149.392
   Large Cap Growth Portfolio - 1.50% series contract...........        1,431.428         284.019       1,056.186         659.261
   Large Cap Growth Portfolio - 1.40% series contract...........      529,410.520     219,969.050     131,917.807     617,461.763
   Large Cap Growth Portfolio - 1.25% series contract...........           25.303       2,319.409          48.490       2,296.222
   Large Cap Growth Portfolio - 1.10% series contract...........        3,680.982       2,118.496         201.720       5,597.758
   Large Cap Growth Portfolio - 0.95% series contract...........           46.839         298.567           0.000         345.406
   Large Cup Growth Portfolio - 0.90% series contract...........        1,820.584         634.511       1,145.785       1,309.310
   Large Cap Growth Portfolio - 0.75% series contract...........        1,296.404         638.531           2.385       1,932.550
   Mid Cap Portfolio - 1.50% series contract....................        3,058.963         853.197           1.881       3,910.279
   Mid Cap Portfolio - 1.40% series contract....................      690,961.567      410,743.75     359,771.997     741,933.320
   Mid Cap Portfolio - 1.25% series contract....................        6,013.902       8,976.463       4,643.253      10,347.112
   Mid Cap Portfolio - 1.10% series contract....................        1,544.221       1,739.335         231.551       3,052.005
   Mid Cap Portfolio - 0.90% series contract....................        6,032.373         407.133           0.000       6,439.506
   Mid Cap Portfolio - 0.75% series contract....................        3,381.249         935.018           4.876       4,311.391

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(6)      CHANGES IN UNITS OUTSTANDING


                                                                       Units                                              Units
                                                                    Outstanding         Units            Units         Outstanding
                                                                      12/31/02        Purchased         Redeemed         12/31/03
                                                                      --------        ---------         --------         --------
PBHG Insurance Series Fund, Inc:
  Select Value Portfolio - 1.50% series contract ..............          580.828          440.551            2.609        1,018.770
  Select Value Portfolio - 1.40% series contract ..............      379,523.798      172,290.531      149,667.066      402,147.263
  Select Value Portfolio - 1.25% series contract ..............          120.028       18,658.715        1,015.717       17,763.026
  Select Value Portfolio - 1.10% series contract ..............          574.544          217.451          360.456          431.539
  Select Value Portfolio - 0.90% series contract ..............            7.248           27.444            0.000           34.692
  Select Value Portfolio - 0.75% series contract ..............        2,664.127        1,261.630           53.896        3,871.861
  Technology & Communications Portfolio - 1.50%
  series contract .............................................          976.906           62.462           19.720        1,019.648
  Technology & Communications Portfolio - 1.40%
  series contract .............................................    1,894,838.669    1,331,328.694    1,057,123.757    2,169,043.606
  Technology & Communications Portfolio - 1.10%
  series contract .............................................       13,520.388        8,602.762        2,862.407       19,260.743
  Technology & Communications Portfolio - 0.95%
  series contract .............................................        1,227.788          567.913        1,081.608          714.093
  Technology & Communications Portfolio - 0.90%
  series contract .............................................       11,503.812        5,764.848           20.009       17,248.651
  Technology & Communications Portfolio - 0.75%
  series contract .............................................        1,510.593          893.846          109.171        2,295.268
Strong Funds:
  Mid Cap Growth Fund II - 1.50% series contract ..............          266.028           14.207          241.587           38.648
  Mid Cap Growth Fund II - 1.40% series contract ..............      569,056.186    1,596,851.479    1,539,869.154      626,038.511
  Mid Cap Growth Fund II - 1.25% series contract ..............            0.000           20.835            0.000           20.835
  Mid Cap Growth Fund II - 1.10% series contract ..............        3,337.079        2,163.833          239.159        5,261.753
  Mid Cap Growth Fund II - 0.95% series contract ..............          797.623            0.000          772.600           25.023
  Mid Cap Growth Fund II - 0.90% series contract ..............       14,370.240        3,032.071           37.786       17,364.525
  Mid Cap Growth Fund II - 0.75% series contract ..............        3,459.269        1,480.850           39.676        4,900.443
  Opportunity Fund II - 1.50% series contract .................        4,721.368          901.434          404.892        5,217.910
  Opportunity Fund II - 1.40% series contract .................      666,398.705    1,395,865.899    1,275,665.403      786,599.201
  Opportunity Fund II - 1.25% series contract .................          202.855        1,904.309           19.147        2,088.017
  Opportunity Fund II - 1.10% series contract .................        2,980.451        1,171.879          593.790        3,558.540
  Opportunity Fund II - 0.95% series contract .................           14.922          110.463            3.149          122.236
  Opportunity Fund II - 0.90% series contract .................       15,221.881        1,214.940           54.587       16,382.234
  Opportunity Fund II - 0.75% series contract .................        6,056.793        2,501.650           65.104        8,493.339
The Van Kampen Universal Institutional Funds, Inc.:
  Emerging Markets Portfolio - 1.40% series contract ..........      143,900.933       15,800.158       16,699.396      143,001.695
  Emerging Markets Portfolio - 1.10% series contract ..........        1,629.643          607.344           83.733        2,153.254
  Emerging Markets Portfolio - 0.95% series contract ..........            2.142            0.000            2.140            0.002
  Emerging Markets Portfolio - 0.90% series contract ..........          804.844          205.226            0.000        1,010.070
  Core Plus Fixed Income Portfolio - 1.50% series contract ....        4,148.255          166.952          310.817        4,004.390
  Core Plus Fixed Income Portfolio - 1.40% series contract ....    1,065,387.210      436,681.903      390,568.253    1,111,500.860
  Core Plus Fixed Income Portfolio - 1.25% series contract ....        1,851.193        10,353.38        1,132.135       11,072.438
  Core Plus Fixed Income Portfolio - 1.10% series contract ....        3,834.895        2,415.017          350.644        5,899.268
  Core Plus Fixed Income Portfolio - 0.90% series contract ....            0.000        1,753.649            0.000        1,753.649
  Core Plus Fixed Income Portfolio - 0.75% series contract ....        1,029.422          445.268           78.546         1396.144
  Mid Cap Value Portfolio - 1.50% series contract .............        1,481.185            0.000            0.213        1,480.972
  Mid Cap Value Portfolio - 1.40% series contract .............      383,714.571      128,916.508       95,278.206      417,352.873
  Mid Cap Value Portfolio - 1.25% series contract .............           52.729          829.987            0.000          882.716
  Mid Cap Value Portfolio - 1.10% series contract .............        3,089.661        1,602.063          763.741        3,927.983
  Mid Cap Value Portfolio - 0.95% series contract .............           28.150          113.078           28.148          113.080
  Mid Cap Value Portfolio - 0.90% series contract .............        2,938.407          597.455            0.000        3,535.862
  Mid Cap Value Portfolio - 0.75% series contract .............          957.992          588.513           28.248        1,518.257
  U.S. Real Estate Portfolio - 1.50% series contract ..........        1,071.599            6.439          119.277          958.761
  U.S. Real Estate Portfolio - 1.40% series contract ..........      469,712.672      223,796.755      143,582.391      549,927.036
  U.S. Real Estate Portfolio - 1.25% series contract ..........          116.127          851.355           23.145          944.337
  U.S. Real Estate Portfolio - 1.10% series contract ..........        3,710.088        2,093.149           77.240        5,725.997
  U.S. Real Estate Portfolio - 0.95% series contract ..........           28.392           40.630            0.000           69.022
  U.S. Real Estate Portfolio - 0.90% series contract ..........          378.990           17.432            0.000          396.422
  U.S. Real Estate Portfolio - 0.75% series contract ..........        1,338.574          459.225            3.678        1,794.121
  Value Portfolio - 1.50% series contract .....................        1,116.611           59.769            1.308        1,175.072
  Value Portfolio - 1.40% series contract .....................      526,832.864      249,545.287      156,349.177      620,028.974
  Value Portfolio - 1.10% series contract .....................        3,689.937        1,592.734          159.333        5,123.338
  Value Portfolio - 0.95% series contract .....................           33.363            0.000            0.000           33.363
  Value Portfolio - 0.90% series contract .....................        5,091.530        1,716.523        1,542.566        5,265.487
  Value Portfolio - 0.75% series contract .....................          949.630          527.403            1.226        1,475.807
Timothy Partners, Ltd.:
  Small-Cap VS - 1.50% series contract ........................        4,231.387            0.001        3,626.952          604.436
  Small-Cap VS - 1.40% series contract ........................      411,952.278       42,487.508      128,722.550      325,717.236
  Small-Cap VS - 1.10% series contract ........................        1,895.369          676.099           92.691        2,478.777
  Small-Cap VS - 0.75% series contract ........................          258.208           270.28          162.452          366.035
  Conservative Growth Fund VS - 1.50% series contract .........        1,125.801        6,221.419            4.181        7,343.039
  Conservative Growth Fund VS - 1.40% series contract .........      167,693.588      223,552.345       42,451.165      348,794.768
  Conservative Growth Fund VS - 1.10% series contract .........            0.200           37.686            0.000           37.886
  Conservative Growth Fund VS - 0.75% series contract .........            0.000            6.078            0.000            6.078
  Strategic Growth Fund VS - 1.50% series contract ............        4,019.666        1,745.307        2,569.613        3,195.360
  Strategic Growth Fund VS - 1.40% series contract ............      159,507.218      296,667.544       47,537.468      408,637.294
  Strategic Growth Fund VS - 0.75% series contract ............            0.000           30.285            0.000           30.285

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

(6)      CHANGES IN UNITS OUTSTANDING


                                                                 Units                                                   Units
                                                              Outstanding          Units              Units           Outstanding
                                                               12/31/01          Purchased          Redeemed            12/31/02
                                                               --------          ---------          --------            --------
Scudder VIT Funds:
  EAFE Equity Index - 1.50% series contract .............            0.000            137.353            114.462             22.891
  EAFE Equity Index - 1.40% series contract .............       98,100.403     16,800,670.525     16,711,235.722        187,535.206
  EAFE Equity Index - 1.10% series contract .............          296.079            392.193              0.651            687.621
  EAFE Equity Index - 0.95% series contract .............        1,799.912              0.644              0.000          1,800.556
  EAFE Equity Index - 0.90% series contract .............          506.105            431.495            146.456            791.144
  Equity 500 Index - 1.40% series contract ..............      236,942.002         56,571.187         72,698.487        220,814.702
  Equity 500 Index - 1.10% series contract ..............        1,459.618          1,644.158            376.386          2,727.390
  Equity 500 Index - 0.95% series contract ..............          179.116              0.000              0.000            179.116
  Equity 500 Index - 0.90% series contract ..............          981.264            947.439            314.515          1,614.188
  Small Cap Index - 1.50% series contract ...............            0.000            127.264              0.000            127.264
  Small Cap Index - 1.40% series contract ...............      153,151.939      2,730,963.263      2,718,134.340        165,980.862
  Small Cap Index - 1.25% series contact ................            0.000            252.352            174.148             78.204
  Small Cap Index - 1.10% series contract ...............           54.021              0.000             54.021              0.000
  Small Cap Index - 0.95% series contract ...............          272.943            149.280            417.859              4.364
  Small Cap Index - 0.90% series contract ...............          577.104            621.825            183.868          1,015.061
  Small Cap Index - 0.75% series contract ...............            0.000            427.902            159.052            268.850
Dreyfus Variable Investment Fund:
  Appreciation Portfolio - 1.50% series contract ........           17.774          2,120.801              2.541          2,136.034
  Appreciation Portfolio - 1.40% series contract ........      717,965.716        299,014.367        195,241.669        821,738.414
  Appreciation Portfolio - 1.25% series contract ........            0.000            172.414              0.000            172.414
  Appreciation Portfolio - 1.10% series contract ........        5,276.343          2,884.303          1,509.365          6,651.281
  Appreciation Portfolio - 0.95% series contract ........          150.958              0.000              0.000            150.958
  Appreciation Portfolio - 0.90% series contract ........        1,894.964            590.871            142.537           2343.298
  Appreciation Portfolio - 0.75% series contract ........            0.000            682.152            277.342            404.810
  Growth and Income Portfolio - 1.50% safes
  contract ..............................................            0.881             15.517              0.338             16.060
  Growth and Income Portfolio - 1.40% series
  contract ..............................................      646,842.656        300,168.973        313,027.766        633,983.863
  Growth and Income Portfolio - 1.25% series
  contract ..............................................            0.000         13,362.692          4,710.749          8,651.943
  Growth and Income Portfolio - 1.10% series
  contract ..............................................        1,474.275          1,450.779            269.243          2,655.811
  Growth and Income Portfolio - 0.90% series
  contract ..............................................          544.980            346.304            111.132            780.152
  Growth and Income Portfolio - 0.75% series
  contract ..............................................            0.000          2,651.212          1,271.058          1,380.154
  Money Market Portfolio - 1.50% series contract ........        3,127.264            400.893             15.423          3,512.734
  Money Market Portfolio - 1.40% series contract ........   17,775,594.379    698,924,923.641    690,103,147.050     26,597,370.970
  Money Market Portfolio - 1.25% series contract ........            0.000             54.380              0.000             54.380
  Money Market Portfolio - 1.10% series contract ........       15,244.920          8,478.086            246.439         23,476.567
  Money Market Portfolio - 0.95% series contract ........            0.036              0.000              0.036              0.000
  Money Market Portfolio - 0.90% series contract ........      127,843.640         52,529.728         54,046.641        126,326.727
  Money Market Portfolio - 0.75% series contract ........            0.000        297,029.567        283,848.542         13,181.025
  Small Cap Portfolio - 1.50% series contract ...........        1,920.104            289.037            794.256          1,414.885
  Small Cap Portfolio - 1.40% series contract ...........      698,539.631      3,884,943.459      3,695,551.128        887,931.962
  Small Cap Portfolio - 1.25% series contract ...........            0.000          9,786.514          3,949.469          5,837.045
  Small Cap Portfolio - 1.10% series contract ...........        2,568.238          3,070.927             57.400          5,581.765
  Small Cap Portfolio - 0.95% series contract ...........          229.386            241.813              0.000            471.199
  Small Cap Portfolio - 0.90% series contract ...........        4,481.981          1,455.830            447.622          5,490.189
  Small Cap Portfolio - 0.75% series contract ...........            0.000          3,537.404          1,471.086          2,066.318
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc. - 1.50%
  series contract .......................................          297.025            280.436              1.016            576.445
  Socially Responsible Growth Fund, Inc. - 1.40%
  series contract .......................................    1,066,026.751        244,632.659        350,427.264        960,232.146
  Socially Responsible Growth Fund, Inc. - 1.10%
  series contract .......................................        1,578.746          1,841.558              0.014          3,420.290
  Socially Responsible Growth Fund, Inc. - 0.90%
  series contract .......................................        3,077.581          1,205.650            439.553          3,843.678
  Socially Responsible Growth Fund, Inc. - 0.75%
  series contract........................................            0.000          1,169.416            543.837            625.579
  Stock Index Fund - 1.65% series contract ..............            5.882             90.356              1.079             95.159
  Stock Index Fund - 1.50% series contract ..............        6,156.673          5,075.068            865.361         10,366.380
  Stock Index Fund - 1.40% series contract ..............    4,141,595.630      2,296,540.247      1,983,992.037      4,454,143.840
  Stock Index Fund - 1.25% series contract ..............            0.000            469.971            260.197            209.774
  Stock Index Fund - 1.10% series contract ..............        4,522.004          3,463.030          1,123.746          6,861.288
  Stock Index Fund - 0.95% series contract ..............        3,086.013             85.082              0.000          3,171.095
  Stock Index Fund - 0.90% series contract ..............       58,922.095         11,868.430          3,768.900         67,021.625
  Stock Index Fund - 0.75% series contract ..............            0.000         10,608.570          4,801.265          5,807.305
Invesco Variable Investment Funds, Inc.
  Dynamics Fund -1.50% series contract ..................            0.000            146.134            121.448             24.686
  Dynamics Fund - 1.40% series contract .................       93,275.876      1,234,536.572      1,249,669.243         78,143.205
  Dynamics Fund - 0.75% series contract .................            0.000             18.335              0.000             18.335
  Core Equity Fund -1.50% series contract ...............        1,132.450          2,055.724            840.453           2347.721
  Core Equity Fund - 1.40% series contract ..............    1,199,392.254        333,698.947        432,332.798      1,100,758.403
  Core Equity Fund -1.25% series contract ...............            0.000              4.084              0.000              4.084
  Core Equity Fund - 1.10% series contract ..............        3,972.101          2,050.465            390.265          5,632.301
  Core Equity Fund - 0.90% series contract ..............          831.083            248.209             63.060          1,016.232
  Core Equity Fund - 0.75% series contract ..............            0.000            103.354             29.512             73.842
  Health Sciences Fund - 1.50% series contract ..........        1,261.503            242.671              0.555          1,503.619
  Health Sciences Fund - 1.40% series contract ..........       59,824.959        210,395.822         59,770.080        210,450.701
  Health Sciences Fund - 1.10% series contract ..........            0.000            203.656              0.000            203.656
  Health Sciences Fund - 0.95% series contract ..........           61.085              0.000             61.085              0.000
  Health Sciences Fund - 0.90% series contract ..........            0.000          1,160.526              0.000          1,160.526
  Health Sciences Fund - 0.75% series contract ..........            0.000          4,543.566          1,901.660          2,641.906


NOTE: REFER TO THE 2002 STATEMENT OF CHANGES IN NET ASSETS FOR THE APPLICABLE PERIODS.

                           ANNUITY VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

(6)      CHANGES IN UNITS OUTSTANDING - CONTINUED



                                                                                         Units
                                                                                       Outstanding          Units
                                                                                        12/31/01          Purchased
                                                                                       -----------        ---------
Invesco Variable Investment Funds, Inc.
  High Yield Fund - 1.50% series contract ..........................                      646.543            336.756
  High Yield Fund - 1.40% series contract ..........................                  546,183.962        240,023.054
  High Yield Fund - 1.25 % series contract .........................                        0.000             21.978
  High Yield Fund - 1.10% series contract ..........................                      149.057             20.778
  High Yield Fund - 0.90% series contract ..........................                    2,221.642            343.440
  High Yield Fund - 0.75% series contract ..........................                        0.000            528.959
  Financial Services Fund - 1.50% series contract ..................                      876.437              0.000
  Financial Services Fund - 1.40% series contract ..................                   71,816.401        121,904.057
  Financial Services Fund - 1.25% series contract ..................                        0.000              3.808
  Financial Services Fund - 0.75% series contract ..................                        0.000            522.233
  Small Company Growth Fund - 1.50% series contract ................                        5.420             22.184
  Small Company Growth Fund - 1.40% series contract ................                   27,720.462      1,499,415.271
  Small Company Growth Fund - 1.25% series contract ................                        0.000             55.942
  Small Company Growth Fund - 0.75% series contract ................                        0.000          3,335.975
  Total Return Fund - 1.40% series contract ........................                  361,909.293         46,145.917
  Total Return Fund - 1.10% series contract ........................                    5,148.335          2,438.195
  Total Return Fund - 0.95% series contract ........................                        0.708              3.591
Janus Aspen Series:
  Aggressive Growth Portfolio - 1.50% series contract ..............                    1,551.472          1,594.161
  Aggressive Growth Portfolio - 1.40% series contract ..............                1,215,838.484      3,906,268.198
  Aggressive Growth Portfolio - 1.10% series contract ..............                    8,626.211          7,951.812
  Aggressive Growth Portfolio - 0.95% series contract ..............                      832.210             24.101
  Aggressive Growth Portfolio - 0.90% series contract ..............                    5,676.145          3,041.893
  Aggressive Growth Portfolio - 0.75% series contract ..............                        0.000            767.877
  Balanced Portfolio - 1.65% series contract .......................                        4.244            712.407
  Balanced Portfolio - 1.50% series contract .......................                    3,807.168          6,203.176
  Balanced Portfolio - 1.40% series contract .......................                3,578,735.833      1,068,090.427
  Balanced Portfolio - 1.25% series contract .......................                        0.000         14,967.387
  Balanced Portfolio - 1.10% series contract .......................                    9,654.166          5,913.621
  Balanced Portfolio - 0.95% series contract .......................                    1,282.216              0.000
  Balanced Portfolio - 0.90% series contract .......................                   49,552.895          6,894.739
  Balanced Portfolio - 0.75% series contract .......................                        0.000          2,644.755
  Capital Appreciation Portfolio - 1.50% series contract ...........                    6,505.660          2,854.694
  Capital Appreciation Portfolio - 1. 40% series contract ..........                1,650,016.481        495,433.245
  Capital Appreciation Portfolio - 1.25% series contract ... .......                        0.000            256.047
  Capital Appreciation Portfolio - 1.10% series contract ...........                    4,570.921          4,089.226
  Capital Appreciation Portfolio - 0.95% series contract ...........                    1,813.269              3.055
  Capital Appreciation Portfolio - 0.90% series contract ...........                   14,587.924          3,433.414
  Capital Appreciation Portfolio - 0.75% series contract ...........                        0.000          4,439.304
  Growth Portfolio - 1.50% series contract .... ....................                    2,990.215          1,892.071
  Growth Portfolio - 1.40% series contract .........................                2,211,504.181        822,910.180
  Growth Portfolio - 1.25% series contract .........................                        0.000             30.710
  Growth Portfolio - 1.10% series contract .........................                    7,211.443          6,255.423
  Growth Portfolio - 0.95% series contract .........................                      128.720              0.000
  Growth Portfolio - 0.90% series contract .........................                    4,241.678          1,883.529
  Growth Portfolio - 0.75% series contract .........................                        0.000          2,752.051
  Worldwide Growth Portfolio - 1.30% series contract ...............                    1,362.573          1,309.562
  Worldwide Growth Portfolio - 1.40% series contract ...............                2,364,153.929     18,611,768.096
  Worldwide Growth Portfolio - 1.25% series contract ...............                        0.000         17,297.541
  Worldwide Growth Portfolio - 1.10% series contract ...............                    7,650.835          5,279.570
  Worldwide Growth Portfolio - 0.95% series contract ...............                    2,191.502              0.000
  Worldwide Growth Portfolio - 0.90% series contract ...............                   32,752.139         10,239.444
  Worldwide Growth Portfolio - 0.75% series contract ...............                        0.000          2,709.492
  International Growth Portfolio - 1.50% series contract ...........                      805.229            308.514
  International Growth Portfolio - 1.40% series contract ...........                  675,126.139     29,692,786.055
  International Growth Portfolio - 1.25% series contract ...........                        0.000             78.508
  International Growth Portfolio - 1.10% series contract ...........                    7,907.782          5,141.984
  International Growth Portfolio - 0.90% series contract ...........                      901.701            616.852
PBHG Insurance Series Fund, Inc:
  Growth II Portfolio - 1.50% series contract ......................                      272.267            298.355
  Growth II Portfolio - 1.40% series  contract .....................                  349,991.649      1,398,085.739
  Growth II Portfolio - 1.10% series contract ......................                      698.017          1,322.926
  Growth II Portfolio - 0.95% series contract ......................                       98.859              2.811
  Growth II Portfolio - 0.90% series contract ......................                      753.904            482.267
  Growth II Portfolio - 0.75% series contract ......................                        0.000             80.061
  Large Cap Growth Portfolio - 1.65% series contract ...............                        4.678             76.000
  Large Cap Growth Portfolio - 1.50% series contract ...............                    2,007.334            977.966
  Large Cap Growth Portfolio - 1.40% series contract ...............                  541,607.501        236,479.237
  Large Cap Growth Portfolio - 1.25% series contract ...............                        0.000             25.303
  Large Cap Growth Portfolio - 1.10% series contract ...............                    1,891.823          1,948.318
  Large Cap Growth Portfolio - 0.95% series contract ...............                       44.069              2.770
  Large Cap Growth Portfolio - 0.90% series contract ...............                    1,201.478            908.688
  Large Cap Growth Portfolio - 0.75% series contract ...............                        0.000          2,278.327
  Mid Cap Value Portfolio - 1.50% series contract ..................                    1,031.275          2,241.168
  Mid Cap Value Portfolio - 1.40% series contract ..................                  224,532.821        977,035.206
  Mid Cap Value Portfolio - 1.25% series contract ..................                        0.000         10,435.482
  Mid Cap Value Portfolio - 1.10% series contract ..................                      294.873          1,249.348
  Mid Cap Value Portfolio - 0.95% series contract ..................                       68.486              0.000
  Mid Cap Value Portfolio - 0.90% series contract ..................                        0.000          6,032.373
  Mid Cap Value Portfolio - 0.75% series contract ..................                        0.000          5,875.988

                                                                                                             Units
                                                                                          Units            Outstanding
                                                                                        Redeemed            12/31/02
                                                                                        --------           -----------
Invesco Variable Investment Funds, Inc.
  High Yield Fund - 1.50% series contract ..........................                        0.000           983.299
  High Yield Fund - 1.40% series contract ..........................                  298,120.207       488,086.809
  High Yield Fund - 1.25 % series contract .........................                        0.000            21.978
  High Yield Fund - 1.10% series contract ..........................                        0.000           169.835
  High Yield Fund - 0.90% series contract ..........................                    1,911.685           653.397
  High Yield Fund - 0.75% series contract ..........................                      160.960           367.999
  Financial Services Fund - 1.50% series contract ..................                        0.000           876.437
  Financial Services Fund - 1.40% series contract ..................                   74,897.823       118,822.635
  Financial Services Fund - 1.25% series contract ..................                        0.000             3.808
  Financial Services Fund - 0.75% series contract ..................                      190.712           331.521
  Small Company Growth Fund - 1.50% series contract ................                        0.473            27.131
  Small Company Growth Fund - 1.40% series contract ................                1,371,961.832       155,173.901
  Small Company Growth Fund - 1.25% series contract ................                        0.000            55.942
  Small Company Growth Fund - 0.75% series contract ................                    1,409.677         1,926.298
  Total Return Fund - 1.40% series contract ........................                  175,473.819       232,581.391
  Total Return Fund - 1.10% series contract ........................                    1,328.894         6,257.636
  Total Return Fund - 0.95% series contract ........................                        4.299             0.000
Janus Aspen Series:
  Aggressive Growth Portfolio - 1.50% series contract ..............                      206.380         2,939.253
  Aggressive Growth Portfolio - 1.40% series contract ..............                3,831,439.125     1,290,667.557
  Aggressive Growth Portfolio - 1.10% series contract ..............                    2,504.557        14,073.466
  Aggressive Growth Portfolio - 0.95% series contract ..............                        0.000           856.311
  Aggressive Growth Portfolio - 0.90% series contract ..............                    1,033.279         7,684.759
  Aggressive Growth Portfolio - 0.75% series contract ..............                      294.952           472.925
  Balanced Portfolio - 1.65% series contract .......................                        0.740           715.911
  Balanced Portfolio - 1.50% series contract .......................                      980.627         9,029.715
  Balanced Portfolio - 1.40% series contract .......................                  944,206.006     3,702,620.254
  Balanced Portfolio - 1.25% series contract .......................                    5,854.168         9,113.219
  Balanced Portfolio - 1.10% series contract .......................                    2,447.521        13,120.266
  Balanced Portfolio - 0.95% series contract .......................                        0.000         1,282.216
  Balanced Portfolio - 0.90% series contract .......................                    2,606.365        53,841.269
  Balanced Portfolio - 0.75% series contract .......................                    1,065.102         1,579.653
  Capital Appreciation Portfolio - 1.50% series contract ...........                    2,660.438         6,699.916
  Capital Appreciation Portfolio - 1. 40% series contract ..........                  597,372.369     1,548,077.357
  Capital Appreciation Portfolio - 1.25% series contract ... .......                       51.306           204.741
  Capital Appreciation Portfolio - 1.10% series contract ...........                    1,023.086         7,637.061
  Capital Appreciation Portfolio - 0.95% series contract ...........                        0.000         1,816.324
  Capital Appreciation Portfolio - 0.90% series contract ...........                    5,140.815        12,830.523
  Capital Appreciation Portfolio - 0.75% series contract ...........                    1,857.059         2,582.245
  Growth Portfolio - 1.50% series contract .... ....................                    1,157.668         3,725.518
  Growth Portfolio - 1.40% series contract .........................                  696,410.936     2,338,003.425
  Growth Portfolio - 1.25% series contract .........................                        0.000            30.710
  Growth Portfolio - 1.10% series contract .........................                    1,301.932        12,164.934
  Growth Portfolio - 0.95% series contract .........................                        0.000           128.720
  Growth Portfolio - 0.90% series contract .........................                      789.857         5,335.350
  Growth Portfolio - 0.75% series contract .........................                    1,104.091         1,647.960
  Worldwide Growth Portfolio - 1.30% series contract ...............                       50.525         2,621.610
  Worldwide Growth Portfolio - 1.40% series contract ...............               18,537,360.764     2,438,561.261
  Worldwide Growth Portfolio - 1.25% series contract ...............                    6,766.603        10,530.938
  Worldwide Growth Portfolio - 1.10% series contract ...............                    2,279.756        10,650.649
  Worldwide Growth Portfolio - 0.95% series contract ...............                        0.000         2,191.502
  Worldwide Growth Portfolio - 0.90% series contract ...............                    3,249.172        39,742.411
  Worldwide Growth Portfolio - 0.75% series contract ...............                    1,136.263         1,573.229
  International Growth Portfolio - 1.50% series contract ...........                       49.931         1,063.812
  International Growth Portfolio - 1.40% series contract ...........               29,689,125.082       678,787.112
  International Growth Portfolio - 1.25% series contract ...........                        0.000            78.508
  International Growth Portfolio - 1.10% series contract ...........                    1,580.900        11,468.866
  International Growth Portfolio - 0.90% series contract ...........                      205.651         1,312.902
PBHG Insurance Series Fund, Inc:
  Growth II Portfolio - 1.50% series contract ......................                       52.272           518.350
  Growth II Portfolio - 1.40% series  contract .....................                1,430,279.645       317,797.743
  Growth II Portfolio - 1.10% series contract ......................                      409.323         1,611.620
  Growth II Portfolio - 0.95% series contract ......................                        1.167           100.503
  Growth II Portfolio - 0.90% series contract ......................                      146.990         1,089.181
  Growth II Portfolio - 0.75% series contract ......................                       48.488            31.573
  Large Cap Growth Portfolio - 1.65% series contract ...............                        0.898            79.780
  Large Cap Growth Portfolio - 1.50% series contract ...............                    1,553.872         1,431.428
  Large Cap Growth Portfolio - 1.40% series contract ...............                  248,676.218       529,410.520
  Large Cap Growth Portfolio - 1.25% series contract ...............                        0.000            25.303
  Large Cap Growth Portfolio - 1.10% series contract ...............                      159.159         3,680.902
  Large Cap Growth Portfolio - 0.95% series contract ...............                        0.000            46.839
  Large Cap Growth Portfolio - 0.90% series contract ...............                      289.582         1,820.584
  Large Cap Growth Portfolio - 0.75% series contract ...............                      981.923         1,296.404
  Mid Cap Value Portfolio - 1.50% series contract ..................                      213.480         3,058.963
  Mid Cap Value Portfolio - 1.40% series contract ..................                  510,606.460       690,961.567
  Mid Cap Value Portfolio - 1.25% series contract ..................                    4,421.580         6,013.902
  Mid Cap Value Portfolio - 1.10% series contract ..................                        0.000         1,544.221
  Mid Cap Value Portfolio - 0.95% series contract ..................                       68.486             0.000
  Mid Cap Value Portfolio - 0.90% series contract ..................                        0.000         6,032.373
  Mid Cap Value Portfolio - 0.75% series contract ..................                    2,494.739         3,381.249


Note: Refer to the 2002 Statement of Changes in Net Assets for the applicable periods.

                           ANNUITY VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

(6)             CHANGES IN UNITS OUTSTANDING - CONTINUED


                                                                                                 Units
                                                                                              Outstanding          Units
                                                                                               12/31/01          Purchased
                                                                                              -----------        ---------
PBHG Insurance Series Fund, Inc:
  Select Value Portfolio - 1.50% series contract ....................                            99.956           839.424
  Select Value Portfolio - 1.40% series contract ....................                       286,441.118       501,800.187
  Select Value Portfolio - 1.25% series contract ....................                             0.000           120.028
  Select Value Portfolio - 1.10% series contract ....................                           331.369           193.175
  Select Value Portfolio - 0.95% series contract ....................                           121.546           119.132
  Select Value Portfolio - 0.90% series contract ....................                             0.000             7.248
  Select Value Portfolio - 0.75% series contract ....................                             0.000         4,722.951
  Technology & Communications Portfolio - 1.50% series contract .....                           533.324           562.908
  Technology & Communications Portfolio - 1.40% series contract .....                     1,591,254.973     1,978,780.806
  Technology & Communications Portfolio - 1.10% series contract .....                         6,960.237         9,058.838
  Technology & Communications Portfolio - 0.95% series contract .....                           993.928           233.860
  Technology & Communications Portfolio - 0.90% series contract .....                         8,211.474         5,617.952
  Technology & Communications Portfolio - 0.75% series contract .....                             0.000         2,566.795
Strong Funds:
  Mid Cap Growth Fund II - 1.50% series contract ... ................                           190.193            91.842
  Mid Cap Growth Fund II - 1.40% series contract ....................                       573,334.387       460,550.533
  Mid Cap Growth Fund II - l.10% series contract ....................                         1,410.277         2,127.962
  Mid Cap Growth Fund II - 0.95% series contract ....................                           797.623             0.000
  Mid Cap Growth Fund II - 0.90% series contract ....................                        11,983.937         3,701.423
  Mid Cap Growth Fund II - 0.75% series contract ....................                             0.000         5,791.277
  Opportunity Fund II - 1.50% series contract .......................                         2,611.083         2,466.030
  Opportunity Fund II - 1.40% series contract .......................                       638,318.778     1,237,445.859
  Opportunity Fund II - 1.25% series contract .......................                             0.000           381.937
  Opportunity Fund II - 1.10% series contract .......................                         1,860.121         1,133.295
  Opportunity Fund II - 0.95% series contract .......................                            14.922             0.000
  Opportunity Fund II - 0.90% series contract .......................                        12,766.517         3,065,842
  Opportunity Fund II - 0.75% series contract .......................                             0.000        10,401.135
The Universal Institutional Funds, Inc.:
  Emerging Markets Portfolio - 1.40% series contract.................                       157,013.225        38,715.459
  Emerging Markets Portfolio - 1.10% series contract ................                           744.747           884.896
  Emerging Markets Portfolio - 0.95% series contract ................                             2.142             0.000
  Emerging Markets Portfolio - 0.90% series contract ................                           596.641           309.536
  Core Plus Fixed Income Portfolio - 1.50% series contract ..........                         1,707.009         3,292.542
  Core Plus Fixed Income Portfolio - 1.40% series contract ..........                       713,042.852       782,460.883
  Core Plus Fixed Income Portfolio - 1.25% series contract ..........                             0.000         2,884.358
  Core Plus Fixed Income Portfolio - 1.10% series contract ..........                         1,978.853         2,303.435
  Core Plus Fixed Income Portfolio - 0.75% series contract ..........                             0.000         2,010.639
  Mid Cap Value Portfolio - 1.50% series contract ...................                         1,469.904            11.531
  Mid Cap Value Portfolio - 1.40% series contract ...................                       335,452.774       197,042.583
  Mid Cap Value Portfolio - 1.25% series contract ...................                             0.000            85.012
  Mid Cap Value Portfolio - 1.10% series contract ...................                         1,648.470         1,903.940
  Mid Cap Value Portfolio - 0.9.5% series contract ..................                            28.150             0.000
  Mid Cap Value Portfolio - 0.90% series contract ...................                         2,465.356           689.758
  Mid Cap Value Portfolio - 0.75% series contract ...................                             0.000         1,567.220
  U.S. Real Estate Portfolio - 1.50% series contract ................                            14.584         1,776.543
  U.S. Real Estate Portfolio - 1.40% series contract ................                       269,466.499       453,660.569
  U.S. Real Estate Portfolio - 1.25% series contract ................                             0.000           265.183
  U.S. Real Estate Portfolio - 1.10% series contract ................                         1,955.110         1,808.830
  U.S. Real Estate Portfolio - 0.95% series contract ................                           215.533            11.594
  U.S. Real Estate Portfolio - 0.90% series contract ................                             0.000           378.990
  U.S. Real Estate Portfolio - 0.75% series contract ................                             0.000         2,250.541
  Value Portfolio - 1.50% series contract ...........................                            31.284         1,225.051
  Value Portfolio - 1.40% series contract ...........................                       401,628.667       333,523.788
  Value Portfolio - 1.10% series contract ...........................                         2,274.954         1,432.344
  Value Portfolio - 0.95% series contract ...........................                           124.533            85.712
  Value Portfolio - 0.90% series contract ...........................                         3,995.102         1,642.415
  Value Portfolio - 0.75% series contract ...........................                             0.000         1,488.277
Timothy Partners, Ltd.:
  Small-Cap VS - 1.50% series contract ..............................                            13.748         5,865.997
  Small-Cap VS - 1.40% series contract ..............................                       358,967.966       212,737.653
  Small-Cap VS - 1.25% series contract ..............................                             4.378             0.000
  Small-Cap VS - 1.10% series contract ..............................                         1,265.216           630.153
  Small-Cap VS - 0.75% series contract ..............................                             0.000           640.942
  Conservative Growth Fund VS - 1.50% series contract ...............                             0.000         1,125.801
  Conservative Growth Fund VS - 1.40% series contract ...............                             0.000       233,360.495
  Conservative Growth Fund VS - 1.10% series contract ...............                             0.000             0.200
  Strategic Growth Fund VS - 1.50% series contract ..................                             0.000         4,019.666
  Strategic Growth Fund VS - 1.40% series contract ..................                             0.000       164,872.872

                                                                                                                Units
                                                                                               Units         Outstanding
                                                                                             Redeemed         12/31/02
                                                                                             --------       -----------
PBHG Insurance Series Fund, Inc:
  Select Value Portfolio - 1.50% series contract ....................                          358.552           580.828
  Select Value Portfolio - 1.40% series contract ....................                      408,717.507       379,523.798
  Select Value Portfolio - 1.25% series contract ....................                            0.000           120.028
  Select Value Portfolio - 1.10% series contract ....................                            0.000           574.544
  Select Value Portfolio - 0.95% series contract ....................                          240.678             0.000
  Select Value Portfolio - 0.90% series contract ....................                            0.000             7.248
  Select Value Portfolio - 0.75% series contract ....................                        2,058.824         2,664.127
  Technology & Communications Portfolio - 1.50% series contract .....                          119.326           976.906
  Technology & Communications Portfolio - 1.40% series contract .....                    1,675,197.110     1,894,838.669
  Technology & Communications Portfolio - 1.10% series contract .....                        2,498.687        13,520.388
  Technology & Communications Portfolio - 0.95% series contract .....                            0.000         1,227.788
  Technology & Communications Portfolio - 0.90% series contract .....                        2,325.614        11,503.812
  Technology & Communications Portfolio - 0.75% series contract .....                        1,056.202         1,510.593
Strong Funds:
  Mid Cap Growth Fund II - 1.50% series contract ... ................                           16.007           266.028
  Mid Cap Growth Fund II - 1.40% series contract ....................                      464,828.734       569,056.186
  Mid Cap Growth Fund II - l.10% series contract ....................                          201.160         3,337.079
  Mid Cap Growth Fund II - 0.95% series contract ....................                            0.000           797.623
  Mid Cap Growth Fund II - 0.90% series contract ....................                        1,315.120        14,370.240
  Mid Cap Growth Fund II - 0.75% series contract ....................                        2,332.008         3,459.269
  Opportunity Fund II - 1.50% series contract .......................                          355.745         4,721.368
  Opportunity Fund II - 1.40% series contract .......................                    1,209,365.932       666,398.705
  Opportunity Fund II - 1.25% series contract .......................                          179.082           202.855
  Opportunity Fund II - 1.10% series contract .......................                           12.965         2,980.451
  Opportunity Fund II - 0.95% series contract .......................                            0.000            14.922
  Opportunity Fund II - 0.90% series contract .......................                          610.478        15,221.881
  Opportunity Fund II - 0.75% series contract .......................                        4,344.342         6,056.793
The Universal Institutional Funds, Inc.:
  Emerging Markets Portfolio - 1.40% series contract.................                       51,827.751       143,900.933
  Emerging Markets Portfolio - 1.10% series contract ................                            0.000         1,629.643
  Emerging Markets Portfolio - 0.95% series contract ................                            0.000             2.142
  Emerging Markets Portfolio - 0.90% series contract ................                          101.333           804,844
  Core Plus Fixed Income Portfolio - 1.50% series contract ..........                          851.296         4,148.255
  Core Plus Fixed Income Portfolio - 1.40% series contract ..........                      430,116.525     1,065,387.210
  Core Plus Fixed Income Portfolio - 1.25% series contract ..........                        1,033.165         1,851.193
  Core Plus Fixed Income Portfolio - 1.10% series contract ..........                          447.393         3,834.895
  Core Plus Fixed Income Portfolio - 0.75% series contract ..........                          981.217         1,029.422
  Mid Cap Value Portfolio - 1.50% series contract ...................                            0.250         1,481.185
  Mid Cap Value Portfolio - 1.40% series contract ...................                      148,780.786       383,714.571
  Mid Cap Value Portfolio - 1.25% series contract ...................                           32.283            52.729
  Mid Cap Value Portfolio - 1.10% series contract ...................                          462.749         3,089.661
  Mid Cap Value Portfolio - 0.9.5% series contract ..................                            0.000            28.150
  Mid Cap Value Portfolio - 0.90% series contract ...................                          216.707         2,938.407
  Mid Cap Value Portfolio - 0.75% series contract ...................                          609.228           957.992
  U.S. Real Estate Portfolio - 1.50% series contract ................                          719.528         1,071.599
  U.S. Real Estate Portfolio - 1.40% series contract ................                      253,414.396       469,712.672
  U.S. Real Estate Portfolio - 1.25% series contract ................                          149.056           116.127
  U.S. Real Estate Portfolio - 1.10% series contract ................                           53.852         3,710.088
  U.S. Real Estate Portfolio - 0.95% series contract ................                          198.735            28.392
  U.S. Real Estate Portfolio - 0.90% series contract ................                            0.000           378.990
  U.S. Real Estate Portfolio - 0.75% series contract ................                          911.967          1338.574
  Value Portfolio - 1.50% series contract ...........................                          139.724         1,116.611
  Value Portfolio - 1.40% series contract ...........................                      208,319.591       526,832.864
  Value Portfolio - 1.10% series contract ...........................                           17.361         3,689.937
  Value Portfolio - 0.95% series contract ...........................                          176.882            33.363
  Value Portfolio - 0.90% series contract ...........................                          545.987         5,091.530
  Value Portfolio - 0.75% series contract ...........................                          538.647           949.630
Timothy Partners, Ltd.:
  Small-Cap VS - 1.50% series contract ..............................                        1,648.358         4,231.387
  Small-Cap VS - 1.40% series contract ..............................                      159,753.341       411,952.278
  Small-Cap VS - 1.25% series contract ..............................                            4.378             0.000
  Small-Cap VS - 1.10% series contract ..............................                            0.000         1,895.369
  Small-Cap VS - 0.75% series contract ..............................                          382.734           258.208
  Conservative Growth Fund VS - 1.50% series contract ...............                            0.000         1,125.801
  Conservative Growth Fund VS - 1.40% series contract ...............                       65,666.907       167,693.588
  Conservative Growth Fund VS - 1.10% series contract ...............                            0.000             0.200
  Strategic Growth Fund VS - 1.50% series contract ..................                            0.000         4,019.666
  Strategic Growth Fund VS - 1.40% series contract ..................                        5,365.654       159,507.218


Note: Refer to the 2002 statement of Changes in Net Assets for the applicable periods.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS


                                                                      At December 31, 2003
                                               --------------------------------------------------------------
                                                Unit                    Unit Value                 Net Assets
                Subaccount                     (000s)                     Range                      (000s)
--------------------------------------------   ------          ---------------------------         ----------
Scudder VIT Funds:
 EAFE Equity Index ........................       413         $ 7.388091        $ 7.595666         $   3,063
 Equity 500 index .........................       194           8.117797          8.306805             1,579
 Small Cap Index ..........................       437          12.466875         12.906395             5,476
Dreyfus Variable Investment Funds:
 Appreciation Portfolio ...................       961          12.187676         10.221281            11,760
 Growth and Income Portfolio...............       612          10.429505          9.883935             6,415
 Money Market Portfolio ...................    11,575           1.142058          1.146810            13,272
 Developing Leaders Portfolio..............       924          12.760941         12.480727            11,857
Dreyfus Funds:
 Socially Responsible Growth Fund,
 Inc ......................................       936           9.791601          8.261258             9,215
 Stock Index Fund .........................     4,775          11.648244          9.764386            56,332
Invesco Variable Investment Funds, Inc.:
 Dynamics Fund ............................        63           7.344844          7.491858               466
 Core Equity Fund .........................     1,093          12.212738         10.742258            13,427
 Health Sciences Fund .....................       319           9.528348          9.718905             3,045
 High Yield Fund ..........................       867          10.031841          9.202367             8,745
 Financial Services Fund ..................       159          10.286102         10.491819             1,641
 Small Company Growth Fund ................       137           7.880151          8.037880             1,086
 Total Return Fund ........................       198          10.351951         10.552207             2,052
Janus Aspen Series:
 Mid Cap Growth Portfolio .................     1,326          11.923077          9.723925            15,889
 Balanced Portfolio .......................     3,799          16.246497         13.362331            62,434
 Capital Appreciation Portfolio ...........     1,528           8.115731          8.401910            12,461
 Growth Portfolio .........................     2,154          11.382949          9.467320            24,643
 Worldwide Growth Portfolio ...............     2,183          11.633594          9.296883            25,392
 International Growth Portfolio ...........       698          12.319658         10.233679             8,627
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio ......................       323           8.087106          8.143144             2,626
 Large Cap Growth Portfolio ...............       630          12.995728         10.806602             8,303
 Mid Cap Portfolio ........................       770          10.676536         10.890084             8,245
 Select Value Portfolio ...................       425           7.860838          8.018085             3,353
 Technology & Communications Portfolio ....     2,210           6.753583          6.926193            15,022
Strong Funds:
 Mid Cap Growth Fund II ...................       654          11.816959          9.557876             7,721
 Opportunity Fund II ......................       822          15.458386         13.272178            12,732
The Van Kampen Universal Institutional
 Funds, Inc.:
 Emerging Markets Portfolio ...............       146           8.369484         12.045125             1,227
 Core Plus Fixed Income Portfolio .........     1,136          13.778094         13.373842            15,737
 Mid Cap Value Portfolio ..................       429          15.453181         13.164187             6,655
 U.S. Real Estate Portfolio ...............       560          17.264400         17.025662             9,727
 Value Portfolio ..........................       633          11.953963         11.775296             7,616
Timothy Partners, Ltd.:
 Small-Cap VS .............................       329          16.013800         16.616330             5,301
 Conservative Growth VS ...................       356          10.325409         10.453956             3,684
 Strategic Growth VS ......................       412          10.088364         10.212939             4,162

                                                                    Periods Ended December 31, 2003
                                               -------------------------------------------------------------------------
                                                  Investment           Expenses Ratio                  Total Return
                Subaccount                     Income Ratio(1)             Range(2)                      Range(3)
--------------------------------------------   ---------------      --------------------          ----------------------
Scudder VIT Funds:
 EAFE Equity Index ........................          3.97%          0.90%          1.50%          31.39%           32.17%
 Equity 500 index .........................          1.13%          0.90%          1.40%          26.39%           27.01%
 Small Cap Index ..........................          0.37%          0.75%          1.50%          44.26%           45.34%
Dreyfus Variable Investment Funds:
 Appreciation Portfolio ...................          1.47%          0.75%          1.50%          19.38%           20.27%
 Growth and Income Portfolio...............          0.81%          0.75%          1.50%          24.70%           25.63%
 Money Market Portfolio ...................          0.61%          0.75%          1.50%          -0.70%           -0.04%
 Developing Leaders Portfolio..............          0.03%          0.75%          1.50%          29.75%           30.71%
Dreyfus Funds:
 Socially Responsible Growth Fund,
 Inc ......................................          0.11%          0.75%          1.50%          24.14%           25.07%
 Stock Index Fund .........................          1.45%          0.75%          1.65%          26.28%           27.41%
Invesco Variable Investment Funds, Inc:
 Dynamics Fund ............................          0.00%          0.75%          1.50%          35.79%           36.80%
 Core Equity Fund .........................          1.16%          0.75%          1.50%          20.79%           21.68%
 Health Sciences Fund .....................          0.00%          0.75%          1.50%          25.89%           26.83%
 High Yield Fund ..........................          7.87%          0.75%          1.50%          23.19%           24.11%
 Financial Services Fund ..................          0.58%          0.75%          1.50%          27.67%           28.62%
 Small Company Growth Fund ................          0.00%          0.75%          1.50%          31.46%           32.44%
 Total Return Fund ........................          2.38%          1.10%          1.40%          15.37%           15.71%
Janus Aspen Series:
 Mid Cap Growth Portfolio .................          0.00%          0.75%          1.50%          33.11%           34.10%
 Balanced Portfolio .......................          2.21%          0.75%          1.65%          12.20%           13.20%
 Capital Appreciation Portfolio ...........          0.46%          0.75%          1.50%          18.75%           19.64%
 Growth Portfolio .........................          0.09%          0.75%          1.50%          29.79%           30.75%
 Worldwide Growth Portfolio ...............          1.01%          0.75%          1.50%          22.16%           23.07%
 International Growth Portfolio ...........          1.17%          0.90%          1.50%          32.92%           33.71%
PBHG Insurance Series Fund,Inc.:
 Growth II Portfolio ......................          0.00%          0.75%          1.50%          23.85%           24.77%
 Large Cap Growth Portfolio ...............          0.00%          0.75%          1.65%          29.06%           30.21%
 Mid Cap Portfolio ........................          0 00%          0.75%          1.50%          32.33%           33.31%
 Select Value Portfolio ...................          2.48%          0.75%          1.50%          16.55%           17.41%
 Technology & Communications Portfolio ....          0.00%          0.75%          1.50%          43.19%           44.25%
Strong Funds:
 Mid Cap Growth Fund II ...................          0.00%          0.75%          1.50%          32.23%           33.22%
 Opportunity Fund II ......................          0.08%          0.75%          1.50%          34.98%           35.99%
The Van Kampen Universal Institutional
 Funds, Inc.:
 Emerging Markets Portfolio ...............          0.00%          0.90%          1.40%          47.61%           48.34%
 Core Plus Fixed Income Portfolio .........          0.91%          0.75%          1.50%           3.09%            3.86%
 Mid Cap Value Portfolio ..................          0.00%          0.75%          1.50%          39.42%           40.46%
 U.S. Real Estate Portfolio ...............          0.00%          0.75%          1.50%          35.48%           36.49%
 Value Portfolio ..........................          0.00%          0.75%          1.50%          32.10%           33.08%
Timothy Partners, Ltd.:
 Small-Cap VS .............................          0.00%          0.75%          1.50%          39.04%           40.07%
 Conservative Growth VS ...................          0.00%          0.75%          1.50%          15.88%           16.74%
 Strategic Growth VS ......................          0.00%          0.75%          1.50%          23.18%           24.10%


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: The Company has adopted SOP 03-5 for the period ended December 31, 2003. As permitted by SOP 03-5, the Company has not restated financial highlight data for prior periods.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS - CONTINUED


                                                                           At December 31
                                                       -----------------------------------------------
                                                        Units           Unit Value          Net Assets
                  Subaccount                            (000s)    Lowest   to   Highest       (000s)
----------------------------------------------------   -------- ------------------------    ----------
Scudder VIT Funds:
     EAFE Equity Index .............................        191 $ 5.623237    $ 5.747094    $    1,077
     Equity 500 Index ..............................        225   6.422838      6.540032         1,448
     Small Cap Index ...............................        167   8.641731      8.880430         1,453
Dreyfus Variable Investment Funds:
     Appreciation Portfolio ........................        834   8.313661     10.517029         8,552
     Growth and Income Portfolio ...................        647   7.696282      8.546428         5,438
     Money Market Portfolio ........................     26,764   1.125015      1.169798        30,874
     Small Cap Portfolio ...........................        909   9.340276     10.131883         8,981
Dreyfus Funds:
     Socially Responsible Growth Fund, Inc .........        969   6.561870      8.059684         7,676
     Stock Index Fund ..............................      4,548   7.496983      9.579380        42,392
Invesco Variable Investment Funds, Inc.:
     Dynamics Fund .................................         78   5.409027      5.476583           424
     Core Equity Fund ..............................      1,110   8.635717     10.331759        11,282
     Health Sciences Fund ..........................        216   7.568511      7.662880         1,637
     High Yield Fund ...............................        490   7.252971      8.320679         4,013
     Financial Services Fund .......................        120   8.056892      8.157371           969
     Small Company Growth Fund .....................        157   5.994252      6.069108           944
     Total Return Fund .............................        239   8.972997      9.119526         2,144
Janus Aspen Series:
     Aggressive Growth Portfolio ...................      1,317   7.203589      9.227625        11,845
     Balanced Portfolio ............................      3,791  11.547104     15.037669        55,454
     Capital Appreciation Portfolio ................      1,580   6.834023      7.022777        10,840
     Growth Portfolio ..............................      2,361   7.082990      9.035150        20,810
     Worldwide Growth Portfolio ....................      2,506   7.389719      9.810429        23,887
     International Growth Portfolio ................        693   7.536654      9.470891         6,455
PBHG Insurance Series Fund, Inc.:
     Growth II Portfolio ...........................        321   6.483531      6.726823         2,108
     Large Cap Growth Portfolio ....................        538   8.118359     10.457164         5,483
     Mid Cap Portfolio .............................        711   8.068197      8.168835         5,747
     Select Value Portfolio ........................        383   6.744883      6.829025         2,591
     Technology & Communications Portfolio .........      1,924   4.716523      4.858762         9,123
Strong Funds:
     Mid Cap Growth Fund II ........................        591   7.127359      9.206023         5,280
     Opportunity Fund II ...........................        696   9.547304     11.797331         7,971
The Van Kampen Universal Institutional Funds, Inc.:.
     Emerging Markets Portfolio ....................        146   5.670122      8.120134           832
     Core Plus Fixed Income Portfolio ..............      1,076  12.596637     13.656469        14,460
     Mid Cap Value Portfolio .......................        392   9.168344     11.418226         4,365
     U.S. Real Estate Portfolio ....................        476  12.202516     13.127169         6,103
     Value Portfolio ...............................        538   8.789584      9.322154         4,891
Timothy Partners, Ltd.:
     Small-Cap VS ..................................        418  11.517409     11.862623         4,841
     Conservative Growth VS (*) ....................        169   8.910599      8.934171         1,505
     Strategic Growth VS (*) .......................        164   8.189622      8.194917         1,340


                                                                        Periods Ended December 31, 2002
                                                       ----------------------------------------------------------------
                                                         Investments      Expenses Ratio           Total Return
                                                       Income Ratio(1)  Lowest  to  Highest(2)   Lowest  to  Highest(3)
                                                       ---------------  ----------------------   ----------------------
Scudder VIT Funds:
     EAFE Equity Index ..............................        1.90%       0.90%       1.50%        -22.76%    -22.30%
     Equity 500 Index ...............................        0.98%       0.90%       1.40%        -23.39%    -23.01%
     Small Cap Index ................................        0.71%       0.75%       1.50%        -21.76%    -21.18%
Dreyfus Variable Investment Funds:
     Appreciation Portfolio .........................        1.19%       0.75%       1.50%        -17.74%    -17.50%
     Growth and Income Portfolio ....................        0.60%       0.75%       1.50%        -26.25%    -26.14%
     Money Market Portfolio .........................        1.56%       0.75%       1.50%          0.18%      0.30%
     Small Cap Portfolio ............................        0.05%       0.75%       1.50%        -20.12%    -19.88%
Dreyfus Funds:
     Socially Responsible Growth Fund, Inc ..........        0.21%       0.75%       1.50%        -29.58%    -29.72%
     Stock Index Fund ...............................        1.40%       0.75%       1.65%        -23.32%    -23.09%
Invesco Variable Investment Funds, Inc.:
     Dynamics Fund ..................................        0.00%       0.75%       1.50%        -32.91%    -32.41%
     Core Equity Fund ...............................        1.46%       0.75%       1.50%        -20.11%    -19.99%
     Health Sciences Fund ...........................        0.00%       0.75%       1.50%        -25.57%    -25.01%
     High Yield Fund ................................        9.96%       0.75%       1.50%         -2.51%     -2.37%
     Financial Services Fund ........................        0.76%       0.75%       1.50%        -16.16%    -15.53%
     Small Company Growth Fund ......................        0.00%       0.75%       1.50%        -32.13%    -31.63%
     Total Return Fund ..............................        2.10%       1.10%       1.40%        -11.46%    -11.20%
Janus Aspen Series:
     Aggressive Growth Portfolio ....................        0.00%       0.75%       1.50%        -28.58%    -28.61%
     Balanced Portfolio .............................        2.52%       0.75%       1.65%         -7.60%     -7.33%
     Capital Appreciation Portfolio .................        0.58%       0.75%       1.50%        -16.92%    -16.30%
     Growth Portfolio ...............................        0.00%       0.75%       1.50%        -27.42%    -27.20%
     Worldwide Growth Portfolio .....................        0.90%       0.75%       1.50%        -26.42%    -26.20%
     International Growth Portfolio .................        1.24%       0.90%       1.50%        -26.50%    -26.39%
PBHG Insurance Series Fund, Inc.:
     Growth II Portfolio ............................        0.00%       0.75%       1.50%        -31.05%    -31.08%
     Large Cap Growth Portfolio .....................        0.00%       0.75%       1.65%        -30.19%    -29.98%
     Mid Cap Portfolio ..............................        0.00%       0.75%       1.50%        -19.86%    -19.26%
     Select Value Portfolio .........................        1.19%       0.75%       1.50%        -26.18%    -25.63%
     Technology & Communications Portfolio ..........        0.00%       0.75%       1.50%        -54.67%    -54.42%
Strong Funds:
     Mid Cap Growth Fund II .........................        0.00%       0.75%       1.50%        -38.10%    -38.14%
     Opportunity Fund II ............................        0.39%       0.75%       1.50%        -27.72%    -27.51%
The Van Kampen Universal Institutional Funds, Inc.:
     Emerging Markets Portfolio .....................        0.00%       0.90%       1.40%        -10.16%     -9.71%
     Core Plus Fixed Income Portfolio ...............        4.31%       0.75%       1.50%          6.00%      6.16%
     Mid Cap Value Portfolio ........................        0.00%       0.75%       1.50%        -28.91%    -28.70%
     U.S. Real Estate Portfolio .....................        3.97%       0.75%       1.50%         -2.01%     -1.72%
     Value Portfolio ................................        1.11%       0.75%       1.50%        -22.85%    -22.89%
Timothy Partners, Ltd.:
     Small-Cap VS ...................................        0.00%       0.75%       1.50%        -18.61%    -18.00%
     Conservative Growth VS (*) .....................        0.69%       1.10%       1.50%        -10.89%    -10.66%
     Strategic Growth VS (*) ........................        0.00%       1.40%       1.50%        -18.10%    -18.05%

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

Note: Year ended unless otherwise noted

   (*) Period for May 1, 2002 (commencement of operations) to December 31, 2002.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2001

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS - CONTINUED

                                                                      At December 31,   2001
                                                           --------------------------------------------
                                                           Units          Unit Value         Net Assets
                   Subaccount                              (000s)    Lowest   to  Highest     (000s)
-----------------------------------------------------------------  ------------------------  ------------
Scudder VIT Funds:
  EAFE Equity Index....................................       101  $  7.299765  $  7.396296   $    735
  Equity 500 Index.....................................       240     8.383718     8.494513      2,009
  Small Cap Index......................................       154    11.074827    11.221359      1,706
Dreyfus Variable investment Funds:
  Appreciation Portfolio...............................       725    10.228319    12.747715      9,061
  Growth and Income Portfolio..........................       649    10.560897    11.648352      7,409
  Money Market Portfolio...............................    17,922     1.134928     1.174767     20,664
  Small Cap Portfolio..................................       708    11.833795    12.646674      8,772
Dreyfus Funds:

  Socially Responsible Growth Fund, Inc................     1,071     9.318292    11.544188     12,115
  Stock index Fund.....................................     4,214     9.894503    12.455945     51,325
Invesco Variable investment Funds. Inc.:
  Dynamics Fund (*)....................................        93     8.067308     8.067308        752
  Core Equity Fund.....................................     1,205    10.939435    12.999453     15,360
  Health Sciences Fund (*).............................        61    10.168588    10.205610        622
  High Yield Fund......................................       549     7.529874     8.579354      4,617
  Financial Services Fund (*)..........................        73     9.609846     9.616190        699
  Small Company Growth Fund (*)........................        28     8.832577     8.838420        245
  Total Return Fund....................................       367    10.134755    10.338078      3,721
Janus Aspen Series:
  Aggressive Growth Portfolio..........................     1,233    10.086016    12.926320     15,606
  Balanced Portfolio...................................     3,643    12.646851    16.226337     57,792
  Capital Appreciation Portfolio.......................     1,677     8.225736     8.357094     13,838
  Growth Portfolio.....................................     2,226     9.875724    12.411252     27,076
  Worldwide Growth Portfolio...........................     2,408    10.164080    13.294015     31,292
  International Growth Portfolio.......................       655    10.377532    12.952582      8,694
PBHG Insurance Series Fund. Inc.:
  Growth II Portfolio..................................       352     9.403165     9.760837      3,366
  Large Cap Growth Portfolio...........................       547    11.769124    14.935453      8,002
  Mid Cap Portfolio (*}................................       226    10.067711    10.104428      2,276
  Select Value Portfolio (*)...........................       287     9.136677     9.169998      2,624
  Technology & Communications Portfolio................     1,608    10.405028    10.660475     16,805
Strong Funds:
  Mid Cap Growth Fund II...............................       588    11.515176    14.880887      8.537
  Opportunity Fund II..................................       656    13.368024    16.273988     10,426
The Van Kampen Universal institutional Funds, Inc.:
  Emerging Markets Portfolio...........................       158     6.311285     8.993705      1,001
  Core Plus Fixed Income Portfolio.....................       717    12.639254    12.949664      9,099
  Mid Cap Value Portfolio..............................       341    13.052029    16.014471      5,348
  U.S. Real Estate Portfolio...........................       272    13.036863    13.357067      3,557
  Value Portfolio......................................       408    11.392961    12.089242      4,835
Timothy Partners, Ltd.:
  Small-Cap VS.........................................       360    14.150023    14.356543      5,116

                                                                      Periods Ended  December 31, 2001
                                                         -------------------------------------------------------------------
                                                            Investment        Expenses, Ratio          Total Return
                   Subaccount                            Income Ratio (1)  Lowest  to  Highest (2)  Lowest   to  Highest (2)
-------------------------------------------------------------------------  -----------------------  ------------------------
Scudder VIT Funds:
  EAFE Equity Index...................................         0.00%        0.90%         1.40%     -25.73%        -25.36%
  Equity 500 Index....................................         0.78%        0.90%         1.40%     -13.40%        -12.97%
  Small Cap Index.....................................         0.75%        0.90%         1.40%       0.65%          1.15%
Dreyfus Variable investment Funds:
  Appreciation Portfolio..............................         0.85%        0.90%         1.50%     -10.66%        -10.12%
  Growth and Income Portfolio.........................         0.49%        0.90%         1.50%      -7.25%         -6.69%
  Money Market Portfolio..............................         2.57%        0.90%         1.50%       2.13%          2.71%
  Small Cap Portfolio.................................         0 46%        0.90%         1.50%      -7.51%         -6.96%
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc...............         0.07%        0.90%         1.50%     -23.73%        -23.27%
  Stock index Fund....................................         1.10%        0.90%         1.65%     -13.62%        -12.97%
Invesco Variable investment Funds. Inc.:
  Dynamics Fund (*)...................................         0.00%        1.40%         1.40%     -19.33%        -19.33%
  Core Equity Fund....................................         1.13%        0.90%         1.50%     -10.32%         -9.79%
  Health Sciences Fund (*)............................         0.65%        0.95%         1.50%       1.69%          2.06%
  High Yield Fund.....................................        11.41%        0.90%         1.50%     -16.19%        -15 69%
  Financial Services Fund (*).........................         0.66%        1.40%         1.50%      -3.90%         -3.84%
  Small Company Growth Fund (*).......................         0.00%        1.40%         1.50%     -11.67%        -11.62%
  Total Return Fund...................................         2.36%        0.95%         1.40%      -2.84%         -2.41%
Janus Aspen Series:
  Aggressive Growth Portfolio.........................         0.00%        0.90%         1.50%     -40.35%        -40.00%
  Balanced Portfolio..................................         2.68%        0.90%         1.65%      -6.22%         -5.52%
  Capital Appreciation Portfolio......................         1.25%        0.90%         1.50%     -22.84%        -22.38%
  Growth Portfolio....................................         0.27%        0.90%         1.50%     -25.85%        -25.41%
  Worldwide Growth Portfolio..........................         0.49%        0.90%         1.50%     -23.59%        -23.13%
  International Growth Portfolio......................         1.10%        0.90%         1.50%     -24.38%        -23.92%
PBHG Insurance Series Fund. Inc.:
  Growth II Portfolio.................................         0.00%        0.90%         1.50%     -41.35%        -41.00%
  Large Cap Growth Portfolio..........................         0.00%        0.90%         1.65%     -29.45%        -28.93%
  Mid Cap Portfolio (*}...............................         0.80%        0.95%         1.50%       0.68%          1.04%
  Select Value Portfolio (*)..........................         1.16%        0.95%         1.50%      -8.63%         -8.30%
  Technology & Communications Portfolio...............        31.47%        0.90%         1.50%     -53.03%         52.75%
Strong Funds:
  Mid Cap Growth Fund II..............................         0.00%        0.90%         1.50%     -31.80%        -31.39%
  Opportunity Fund II.................................         0.48%        0.90%         1.50%      -5.14%         -4.57%
The Van Kampen Universal institutional Funds, Inc:
  Emerging Markets Portfolio..........................         0.00%        0.90%         1.40%      -7.79%         -7.33%
  Core Plus Fixed Income Portfolio....................         5.37%        0.95%         1.50%       7.70%          8.29%
  Mid Cap Value Portfolio.............................         0.00%        0.90%         1.50%      -4.59%         -4.02%
  U.S. Real Estate Portfolio..........................         4.79%        0.95%         1.50%       8.21%          8.80%
  Value Portfolio.....................................         1.43%        0.90%         1.50%       0.75%          1.35%
Timothy Partners, Ltd.:
  Small-Cap VS........................................         0.00%        1.10%         1.50%      10.18%         10.62%

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redumption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expenses ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

Note: Year ended unless otherwise noted.

         (*) Period for May 1, 2001 (commencement of operations) to December 31, 2001.

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2003 and 2002
with Report of Independent Auditors

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2003 AND 2002

                                    CONTENTS

Report of Independent Auditors..........................................       1
Audited Financial Statements

Balance Sheets .........................................................       2
Income Statements ......................................................       3
Statements of Changes in Stockholder's Equity...........................       4
Statements of Cash Flows ...............................................       5
Notes to Financial Statements...........................................       6

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors
Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.


                                      /s/ Ernst & Young LLP

Cincinnati, Ohio

February 12, 2004

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                             (DOLLARS IN THOUSANDS)

                                                                                   DECEMBER 31
                                                                           --------------------------
                                                                             2003            2002
                                                                           -----------    -----------
ASSETS
Invested assets:
   Fixed maturities - at market (amortized cost - $569,920 and $458,482)   $   590,382    $   478,054
   Policy loans                                                                 10,325          8,600
   Cash and short-term investments                                               3,588         35,782
                                                                           -----------    -----------
       Total investments                                                       604,295        522,436

Accrued investment income                                                        7,035          6,188
Unamortized insurance acquisition costs, net                                    77,461         68,208
Receivables from affiliates                                                        416          3,792
Other assets                                                                     2,304          5,748
Variable annuity assets (separate accounts)                                    568,466        455,142
                                                                           -----------    -----------

    Total assets                                                           $ 1,259,977    $ 1,061,514
                                                                           ===========    ===========

LIABILITIES
Annuity benefits accumulated                                               $   581,880    $   496,888
Accounts payable, accrued expenses, and other liabilities                        4,578         10,104
Variable annuity liabilities (separate accounts)                               568,466        455,142
                                                                           -----------    -----------

    Total liabilities                                                        1,154,924        962,134
                                                                           -----------    -----------

STOCKHOLDER'S EQUITY
Common stock, par value - $125 per share:
   - 25,000 shares authorized
   - 20,000 shares issued and outstanding                                        2,500          2,500
Capital surplus                                                                100,550        100,550
Retained deficit                                                                (1,734)        (6,325)
Unrealized gains on marketable securities, net                                   3,737          2,655
                                                                           -----------    -----------

    Total stockholder's equity                                                 105,053         99,380
                                                                           -----------    -----------

Total liabilities and stockholder's equity                                 $ 1,259,977    $ 1,061,514
                                                                           ===========    ===========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                INCOME STATEMENTS
                                 (IN THOUSANDS)

                                                                                  DECEMBER 31
                                                                           --------------------------
                                                                              2003           2002
                                                                           -----------    -----------
REVENUES:
   Net investment income                                                   $    30,314    $    26,486
   Realized gains on investments                                                   445            442
   Annuity policy charges                                                       10,541         10,472
   Other income                                                                    859            485
                                                                           -----------    -----------

                                                                                42,159         37,885

COSTS AND EXPENSES:
   Annuity benefits                                                             19,497         20,795
   Insurance acquisition expenses                                                8,922         19,563
   Other expenses                                                                6,677          5,497
                                                                           -----------    -----------

                                                                                35,096         45,855
                                                                           -----------    -----------

Operating earnings (losses) before income taxes                                  7,063         (7,970)
(Provision) benefit for income taxes                                            (2,472)         2,800
                                                                           -----------    -----------

NET INCOME (LOSS)                                                          $     4,591    $    (5,170)
                                                                           ===========    ===========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                                 (IN THOUSANDS)

                                                              DECEMBER 31
                                                        ------------------------
                                                           2003          2002
                                                        ----------    ----------
COMMON STOCK:
   Balance at beginning and end of year                 $    2,500    $    2,500
                                                        ==========    ==========

CAPITAL SURPLUS:
   Balance at beginning of year                         $  100,550    $   70,550
   Capital contribution by parent                                -        30,000
                                                        ----------    ----------
   Balance at end of year                               $  100,550    $  100,550
                                                        ==========    ==========

RETAINED EARNINGS (DEFICIT):
   Balance at beginning of year                         $   (6,325)   $   (1,155)
   Net income (loss)                                         4,591        (5,170)
                                                        ----------    ----------
   Balance at end of year                               $   (1,734)   $   (6,325)
                                                        ==========    ==========

UNREALIZED GAINS (LOSSES), NET:
   Balance at beginning of year                         $    2,655    $      (83)
   Change during year                                        1,082         2,738
                                                        ----------    ----------
   Balance at end of year                               $    3,737    $    2,655
                                                        ==========    ==========

COMPREHENSIVE INCOME (LOSS):
    Net income (loss)                                   $    4,591    $   (5,170)
    Other comprehensive income - change in net
           unrealized gains on marketable securities         1,082         2,738
                                                        ----------    ----------
    Comprehensive gain (loss)                           $    5,673    $   (2,432)
                                                        ==========    ==========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                                      DECEMBER 31
                                                                               ------------------------
                                                                                  2003          2002
                                                                               ----------    ----------
Cash flows from operating activities:
Net income (loss)                                                              $    4,591    $   (5,170)
Adjustments:
   Benefits to annuity policyholders                                               18,352        20,795
   Amortization of insurance acquisition costs                                      7,781        18,305
   Depreciation and amortization                                                      158          (165)
   Realized gains on investments, net                                                (445)         (442)
   Increase in insurance acquisition costs                                        (16,120)      (16,693)
   Increase in accrued investment income                                             (847)         (866)
   Increase (decrease) in payable to affiliates, net                                3,395        (3,166)
   (Decrease) increase in other liabilities                                        (2,583)          584
   (Decrease) increase in other assets                                              3,377        (4,669)
   Other, net                                                                       1,100          (242)
                                                                               ----------    ----------

     Cash inflows from operating activities                                        18,759         8,271

Cash flows from investing activities:
   Purchases of investments in:
     Fixed maturity investments                                                  (338,606)     (246,930)
     Securities purchased not paid                                                 (3,486)        3,486
   Sales of:
     Fixed maturity investments                                                   228,223       142,290
   Increase in policy loans                                                        (1,725)       (1,367)
                                                                               ----------    ----------

     Cash outflows from investing activities                                     (115,594)     (102,521)

Cash flows from financing activities:
   Annuity receipts, net of separate account activity                             125,790       124,996
   Annuity surrenders, benefits, and withdrawals, net of separate accounts        (62,115)      (50,521)
   Capital contribution from parent                                                     -        30,000
   Net transfers from variable annuity assets                                         966        20,807
                                                                               ----------    ----------

     Cash inflows from financing activities                                        64,641       125,282

Net (decrease) increase in cash and short-term investments                        (32,194)       31,032
Beginning cash and short-term investments                                          35,782         4,750
                                                                               ----------    ----------
Ending cash and short-term investments                                         $    3,588    $   35,782
                                                                               ==========    ==========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

A. DESCRIPTION OF THE COMPANY

Annuity Investors Life Insurance Company ("AILIC" or "the Company"), a stock life insurance company domiciled in the state of Ohio, is an indirectly owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a publicly traded, financial services holding company of which American Financial Group, Inc. ("AFG") owned 82% as of December 31, 2003.

AILIC's products are variable and fixed annuities. The variable annuities are marketed to hospitals, educational institutions and other qualified and non-qualified markets. AILIC also writes individual fixed annuity products produced mainly by one large agency, primarily in the western part of the United States. In 2003 and 2002, the individual fixed annuity products represented approximately 41% and 26%, respectively, of total annuity receipts.

B. ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States. Preparation of the financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

INVESTMENTS

All fixed maturity securities are considered "available for sale" and reported at fair value with unrealized gains and losses reported as a separate component of stockholders' equity. Short-term investments are carried at cost; policy loans are carried at the aggregate unpaid balance. Premiums and discounts on mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. The most significant determinants of prepayments are the differences between interest rates of the underlying mortgages and current mortgage loan rates and the structure of the security. Other factors affecting prepayments include the size, type and age of underlying mortgages, the geographic location of the mortgaged properties and the creditworthiness of the borrowers. Variations from anticipated prepayments will affect the life and yield of these securities.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary, a provision for impairment is charged to earnings (included in realized gains) and the cost basis of that investment is reduced.

Emerging Issues Task Force Issue No. 99-20 ("EITF 99-20") established a new standard for recognizing interest income and impairment on certain asset-backed investments. Interest income on these investments is recorded at a yield based on projected cash flows. The yield is adjusted prospectively to reflect actual cash flows and changes in projected amounts. Impairment losses on these investments must be recognized when (i) the fair value of the security is less than its cost basis and (ii) there has been an adverse change in the expected cash flows. Impairments are recognized as a component of net realized gains and losses.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

INSURANCE ACQUISITION COSTS AND EXPENSES

Unamortized insurance acquisition costs consist of deferred policy acquisition costs ("DPAC"). Insurance acquisition expenses in the income statement reflect primarily the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in "Other Expenses."

DPAC (principally commissions, advertising, policy issuance and sales expenses that vary with and are primarily related to the production of new business) is deferred to the extent that such costs are deemed recoverable.

DPAC is amortized, with interest, in relation to the present value of expected gross profits on the policies. These expected gross profits consist principally of estimated future net investment income and surrender, mortality and other variable annuity policy charges, less estimated future interest on policyholders' funds, policy administration expenses and death benefits in excess of account values.

To the extent that realized gains and losses result in adjustments to the amortization of DPAC, such adjustments are reflected as components of realized gains. DPAC is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in "Unrealized gains on marketable securities, net" in the stockholder's equity section of the balance sheet.

ANNUITY BENEFITS ACCUMULATED

Annuity receipts and benefit payments are recorded as increases or decreases in "annuity benefits accumulated" rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges. Reserves for fixed annuities are generally recorded at the stated annuitization value.

VARIABLE ANNUITY ASSETS AND LIABILITIES

Separate accounts related to variable annuities represent deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, and for which the contract holder, rather than AILIC, bears the investment risk. Assets of the separate accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at market value. Fees charged on separate account policyholder account values are included in annuity policy charges.

INCOME TAXES

AILIC is part of the American Financial Group, Inc. ("AFG") tax group. AILIC has a separate tax allocation agreement with AFG that designates how tax payments are shared by members of the tax group. In general, AILIC computes taxes on a separate return basis. The tax allocation agreement with AFG has not impacted the recognition of income tax expense and income tax payable in AILIC's financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

BENEFIT PLANS

GAFRI provides retirement benefits to qualified employees of participating companies through the GAFRI Retirement and Savings Plan. Under the retirement fund portion of the Plan, contributions are at the discretion of the GAFRI Board of Directors and are invested primarily in GAFRI common stock. Under the savings fund portion of the Plan, GAFRI matches a percentage of employee contributions. Employees have been permitted to direct the investment of their contributions to independently managed investment funds. Matching contributions to the savings fund portion of the Plan are also invested in accordance with participant elections. Company contributions to the Plan are charged against earnings in the year for which they are declared.

GAFRI and certain of its subsidiaries provide certain benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.

STATEMENT OF CASH FLOWS

For cash flow purposes, "investing activities" are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. "Financing activities" include annuity receipts, benefits and withdrawals and obtaining resources from owners and providing them with a return on their investments. All other activities are considered "operating." Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Methods and assumptions used in estimating fair values are described below. These fair values represent point-in-time estimates of value that might not be particularly relevant in predicting AILIC's future earnings or cash flows.

Investment Securities: When available, fair values are based on prices quoted in the most active market for each security. If quoted prices are not available, fair value is estimated based on present values, discounted cash flows, fair value of comparable securities or similar methods.

Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be the policyholders' cash surrender amount. The aggregate fair value of all reserve liabilities approximates their carrying value.

The carrying amounts reported in the accompanying balance sheets for cash, short-term investments and policy loans approximate their fair values.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

C. INVESTMENTS

Fixed maturity investments at December 31 consisted of the following (in thousands):

                                                                      2003
                                                -------------------------------------------------
                                                                             Gross Unrealized
                                                Amortized      Market     -----------------------
                                                   Cost         Value         Gains       Losses
                                                -------------------------------------------------
U.S. Government and government agencies
  and authorities                               $  122,545   $  125,508   $    3,122   $      159
Public utilities                                    60,022       63,421        3,758          359
Mortgage-backed securities                         137,673      137,241        1,279        1,711
All other corporate                                249,680      264,212       15,348          816
                                                -------------------------------------------------

                                                $  569,920   $  590,382   $   23,507   $    3,045
                                                =================================================

                                                                      2002
                                                -------------------------------------------------
                                                                             Gross Unrealized
                                                Amortized      Market     -----------------------
                                                   Cost         Value         Gains       Losses
                                                -------------------------------------------------

U.S. Government and government agencies
  and authorities                               $   86,014   $   90,933   $    4,919   $        -
Public utilities                                    43,472       44,326        2,334        1,480
Mortgage-backed securities                         128,492      132,679        4,661          474
Redeemable preferred stock                              59           75           16            -
All other corporate                                200,445      210,041       13,448        3,852
                                                -------------------------------------------------

                                                $  458,482   $  478,054   $   25,378   $    5,806
                                                =================================================

The following table shows gross unrealized losses on fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003 (in thousands):

                                                 Twelve Months or Less    More Than Twelve Months
                                                -------------------------------------------------
                                                Unrealized     Market     Unrealized     Market
                                                   Loss        Value         Loss        Value
                                                -------------------------------------------------
U.S. Government and government agencies
     and authorities                            $      159   $   57,439   $        -   $        -
Corporate Bonds                                      2,290      131,609          596        7,465
                                                ----------   ----------   ----------   ----------

Total fixed maturity investments                $    2,449   $  189,048   $      596   $    7,465
                                                ==========   ==========   ==========   ==========

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

The table below sets forth the scheduled maturities of AILIC's fixed maturity investments based on market value as of December 31, 2003 (in thousands). Data based on amortized cost is generally the same.

Maturity
      One year or less                                   $   2,997
      After one year through five years                    154,820
      After five years through ten years                   203,562
      After ten years                                       91,762
                                                         ---------
       Subtotal                                            453,141

     Mortgage-backed securities                            137,241
                                                         ---------

Total bonds by maturity                                  $ 590,382
                                                         =========

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of fixed maturity investments were $228.3 million in 2003 and $142.3 million in 2002. Gross realized gains of $2.8 million and $2.8 million and gross realized losses of $1.3 million and $0.4 million were realized on those sales during 2003 and 2002, respectively.

At December 31, 2003 and 2002, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.

The Company reported realized losses of approximately $1.1 million and $2.0 million in 2003 and 2002, respectively, as a result of the write down of impaired bonds and preferred stock.

Net investment income consisted of the following (in thousands):

                                    2003          2002
                                 ----------    ----------
Bonds                            $   30,167    $   26,168
Preferred stocks                          -            47
Short-term investments                  246           374
Cash on hand and on deposit              20            (5)
Policy loans                            705           514
                                 ----------    ----------
Gross investment income              31,138        27,098

Investment expenses                    (824)         (612)
                                 ----------    ----------

Net investment income            $   30,314    $   26,486
                                 ==========    ==========

AILIC's investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.8 million in 2003 and $0.6 million in 2002.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

D. INSURANCE ACQUISITION EXPENSES

In 2003 and 2002, DPAC charges of $2.8 million and $13.5 million resulted from the actual performance of the equity markets and a reduction of assumed future returns. Poor performance in the equity markets could lead to additional DPAC write-offs or a charge to earnings in order to accrue for guaranteed minimum death benefits included in the variable products. (See Note H - "Recent Accounting Standards").

E. STOCKHOLDER'S EQUITY

The payment of dividends by AILIC to shareholders is limited and can only be made from earned profits unless prior approval is received from the Ohio Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Ohio Insurance Commissioner is also subject to restrictions relating to statutory surplus and net income. In 2003, AILIC cannot pay dividends without prior approval of the Ohio Insurance Commissioner.

Total statutory capital and surplus for the Company at December 31, 2003 and 2002, respectively, was $50.0 million and $38.6 million. The Company received capital contributions of $30.0 million in 2002 from its parent in order to meet statutory capital requirements.

The change in net unrealized gains on marketable securities included the following (in thousands):

                                                             2003                                      2002
                                            --------------------------------------    --------------------------------------
                                              Pretax         Taxes         Net          Pretax        Taxes           Net
                                              ------         -----         ---          ------        -----           ---
Unrealized holding gains (losses) on
  securities arising during the period      $    2,110    $     (739)   $    1,371    $    4,654    $   (1,629)   $    3,025
Realized losses (gains) on securities             (445)          156          (289)         (442)          155          (287)
                                            ----------    ----------    ----------    ----------    ----------    ----------
Change in net unrealized gains (losses)
  on marketable securities                  $    1,665    $     (583)   $    1,082    $    4,212    $   (1,474)   $    2,738
                                            ==========    ==========    ==========    ==========    ==========    ==========

F. FEDERAL INCOME TAXES

The differences in income taxes computed at the statutory rate of 35% and income taxes as shown in the income statement are related to permanent tax adjustments in 2003 and 2002. There were no material permanent tax adjustments in 2003 and 2002.

The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on marketable securities, included in the Balance Sheets were as follows (in thousands):

                                                              December 31,
                                                        ------------------------
                                                           2003          2002
                                                        ------------------------
Deferred tax assets:
   Investment securities                                $        -    $    1,010
   Policyholder liabilities                                 16,202        12,077

Deferred tax liabilities:
   Unamortized insurance acquisition costs              $  (24,719)   $  (21,544)

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

G. RELATED PARTY TRANSACTIONS

AILIC has an agreement with GAFRI, subject to the direction of the Finance Committee of AILIC, whereby GAFRI, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 2003 and 2002, AILIC paid $0.8 million and $0.6 million, respectively, in investment management fees.

AILIC has an agreement with Great American Advisors, Inc. ("GAA"), a wholly owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC's variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2003 and 2002, AILIC paid $3.7 million and $3.5 million, respectively, in commissions to GAA.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2003 and 2002, AILIC paid $6.2 million and $5.2 million, respectively, for services to affiliates.

H. RECENT ACCOUNTING STANDARD

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1 ("SOP"), "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." The most significant accounting implications to AILIC of the SOP are as follows: (1) amortizing DPAC over the life of deferred annuity contracts excluding the annuitization phase; and (2) establishing an additional liability for guaranteed minimum death benefits for variable annuity contracts.

The Company will adopt the SOP effective January 1, 2004 and it will be reported as a cumulative effect of change in accounting principles in the 2004 results of operation. Although interpretation of accounting for certain items covered by the SOP has not been finalized, the effect of initially adopting this SOP is not expected to have a material impact on the Company.

PART C
OTHER INFORMATION - 333-19725

ITEM 24  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     All required financial Statements are included in Parts A or B of this Registration Statement.

(b)  Exhibits

     (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company(R) authorizing establishment of Annuity Investors Variable Account B.(1)

     (2)  Not Applicable
     (3) (a) Distribution Agreement between Annuity Investors Life Insurance Company and AAG Securities, Inc. (n/k/a Great American Advisors(R), Inc.).(2)

          (b) Revised Form of Selling Agreement between Annuity Investors Life Insurance Company, AAG Securities(sm), Inc. (n/k/a Great American Advisors(R), Inc.) and another Broker-Dealer.(6)
     (4)  Individual and Group Contract Forms and Endorsements.

          (a) Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract.(2)

          (b) Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract.(2)

          (c)   Form of Loan Endorsement to Individual Contract.(2)

          (d)   Form of Tax Sheltered Annuity Endorsement to Individual
                Contract.(2)

          (e) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract.(1)

          (f)   Form of Employer Plan Endorsement to Individual Contract.(2)

          (g) Form of Individual Retirement Annuity Endorsement to Individual Contract.2/

          (h) Form of Texas Optional Retirement Program Endorsement to Individual Contract.(2)

          (i)   Form of Long-Term Care Waiver Raider to Individual Contract.(2)

          (j)   Form of Simple IRA Endorsement to Individual Contract.(2)

          (k) Form of Optional Death Benefit Endorsement to Individual Contract.(9)

          (l) Form of Group Flexible Premium Deferred Variable Annuity Contract.(2)

          (m) Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract.(2)

          (n)   Form of Loan Endorsement to Group Contract.(2)

          (o) Form of Loan Endorsement to Certificate of Participation under a Group Contract.(2)

          (p)   Form of Tax Sheltered Annuity Endorsement to Group Contract.(2)

          (q) Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract.(2)

          (r) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract.(2)

          (s) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract.(2)

          (t)   Form of Employer Plan Endorsement to Group Contract.(2)

          (u) Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract.(2)

          (v)   Form of Deferred Compensation Endorsement to Group Contract.(2)

          (w) Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract.(2)

          (x) Form of Texas Optional Retirement Program Endorsement to Group Contract.(2)

          (y) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract.(2)

          (z)   Form of Long-Term Care Waiver Rider to Group Contract.(2)

          (aa) Form of Long Term Care Waiver Rider to Certificate of Participation under a Group Contract.(2)

          (bb) Revised Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract.(3)

          (cc) Revised Form of SIMPLE IRA Endorsement to Qualified Individual Contract.(3)

          (dd)  Form of Roth IRA Endorsement to Qualified Individual Contract.
                (3)

          (ee)  Revised Form of Employer Plan Endorsement to Group Contract.(3)

          (ff) Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract.(3)

          (gg) Revised Form of Employer Plan Endorsement to Qualified Individual Contract.(3)

          (hh) Revised Form of Tax Sheltered Annuity Endorsement to Group Contract.(3)

          (ii) Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract.(3)

          (jj) Revised form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract.(3)

          (kk) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract.(3)

          (ll) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract.(3)

          (mm) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract.(3)

          (nn) Form of Governmental Section 457 Plan Endorsement to Group Contract.(3)

          (oo) Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract.(3)

          (pp) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract.(3)

          (qq)  Form of Successor Owner Endorsement to Group Contract.(6)

          (rr) Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract.(6)

          (ss) Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract.(6)

          (tt)  Revised Form of Successor Owner Endorsement to Group Contract.
                (7)

          (uu) Revised Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract.(7)

          (vv) Revised Form of Successor Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract.(7)

          (ww) Form of Individual Retirement Annuity Endorsement to Group Contract.(7)

          (xx) Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract.(7)

          (yy) Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract.(7)

          (zz) Form of SIMPLE Individual Retirement Annuity endorsement to Certificate of Participation under a Group Contract.(7)

          (aaa) Form of Roth Individual Retirement Annuity Endorsement to Group Contract.(7)

          (bbb) Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract.(7)

          (ccc) Form of Unisex Endorsement to Non-Qualified Individual Contract.(7)

          (ddd) Form of Income Benefit Rider to Non-Qualified Individual Contract.(8)

          (eee) Form of Income Benefit Rider to Qualified Individual
                Contract.(8)

          (fff) Form of Income Benefit Rider to Group Contract.(8)

          (ggg) Form of Income Benefit Rider to Certificate of Participation under a Group Contract.(7)

          (hhh) Form of Death Benefit Amount Endorsement to Individual Contract. (11)

          (iii) Form of Death Benefit Amount Endorsement to Group Contract.
                (11)

          (jjj) Form of Death Benefit Amount Endorsement to Certificate of Participation under a group Contract. (11)


          (kkk) Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (12).



          (lll) Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (12).


      (5) (a) Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract.(2)

          (b) Form of Application for Group Flexible Premium Deferred Annuity Contract.(2)

          (c) Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract.(4)

          (d) Revised Form of Application for Group Flexible Premium Deferred Annuity Contract.(4)

     (6) (a) Articles of Incorporation of Annuity Investors Life Insurance Company(R).(1)

               (i) Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996.(2)

               (ii) Amendment to Articles of Incorporation adopted August 9,
                    1996 and approved by Secretary of State of Ohio on December 3, 1996.(2)

          (b)  Code of Regulations of Annuity Investors Life Insurance
               Company.(6)

     (7)  Not Applicable.

     (8) (a) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund.(2)

               (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund.

          (b) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund.(2)

               (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund.(2)

          (c) Participation Agreement between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.(2)

               (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company (R)and The Dreyfus Socially Responsible Growth Fund, Inc.(2)

          (d) Participation Agreement between Annuity Investors Life Insurance Company and Janus Aspen Series.(2)

          (e) Participation Agreement between Annuity Investors Life Insurance Company and Strong Variable Insurance Funds, Inc and Strong Special Fund II, (n/k/a Strong Opportunity Fund).(2)

          (f) Participation Agreement between Annuity Investors Life Insurance Company and INVESCO Variable Investment Funds, Inc.
               (2)


               (i) Amendment dated October 31, 2001 to Participation Agreement by and between Annuity Investors Life Insurance Company, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. (13)



               (ii) Amendment to Amended and Restated Participation Agreement
                    Effective as of January 26, 2004 by and between Annuity Investors Life Insurance Company, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. (13)


          (g) Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.).(2)

          (h) Participation Agreement between Annuity Investors Life Insurance Company and PBHG Insurance Series Fund, Inc.(2)


               (i) Amendment to Fund Participation Agreement dated December 8, 2003 by and among PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd. and Annuity Investors Life Insurance Company. (13)


          (i) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc.(n/k/a Great American Financial Resources(R), Inc.).(2)

          (j) Agreement between AAG Securities, Inc.(n/k/a Great American Advisors(sm), Inc.) and AAG Insurance Agency, Inc.(2)

          (k) Investment Services Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.).(2)

          (l) Service Agreement between Annuity Investors Life Insurance Company and Strong Capital Management, Inc.(2)

          (m) Service Agreement between Annuity Investors Life Insurance Company and Pilgrim Baxter & Associates, Ltd.(2)

          (n) Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company.(2)

          (o) Service Agreement between Annuity Investors Life Insurance Company and Janus Capital Corporation.(2)

          (p) Service Agreement between INVESCO Funds Inc. and Annuity Investors Life Insurance Company.(4)

          (q) Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.(4)

          (r) Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company.(4)

          (s) Participation Agreement between Bankers Trust, (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder Investments) and Annuity Investors Life Insurance Company.(8)

          (t) Service Agreement between Bankers Trust (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder Investment) and Annuity Investors Life Insurance Company.(8)

          (u) Participation Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.(10)

          (v) Service Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.(10)

     (9)  Opinion and Consent of Counsel.(1)


     (10) Consent of Independent Auditors (filed herewith).


     (11) No Financial Statements are omitted from item 23.

     (12) Not Applicable.

     (13) Schedule for Computation of Performance Quotations.(4)

     (14) Not Applicable.


     (15) Powers of Attorney (12).


          (1)  Filed with Form N-4 on December 23, 1996.

          (2)  Filed with Pre-Effective Amendment No. 1 June 3, 1997.

          (3)  Filed with Post-Effective Amendment No. 1 filed on February 27,
               1998

          (4)  Filed with Post-Effective Amendment No. 2 on April 29, 1998

          (5) Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-51955 on July 6, 1998

          (6)  Filed with Post-Effective Amendment No. 3 on November 17, 1998

          (7)  Filed with Post-Effective Amendment No. 4 on February 1, 1999

          (8)  Filed with Post-Effective Amendment No. 5, on February 26,
               1999.

          (9)  Filed with Post-Effective Amendment No. 8, on May 1, 2001.

          (10) Filed with Post-Effective Amendment No. 9, on April 30, 2002.

          (11) Filed with Post Effective Amendment No. 11, on February 28,
               2003.


          (12) Filed with Post-Effective Amendment No. 1300 February 27, 2004.



          (13) Incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors Variable Account C, SEC File No. 333-88300 on or about April 29, 2004.

ITEM 25. DIRECTORS AND OFFICERS OF ANNUITY INVESTORS LIFE INSURANCE COMPANY

                              PRINCIPAL                              POSITIONS AND OFFICES
        NAME              BUSINESS ADDRESS                              WITH THE COMPANY
----------------------    ----------------    -----------------------------------------------------------------
Charles R. Scheper               (1)          President, Chief Executive Officer and Director
Stephen Craig Lindner            (1)          Director
Mark Francis Muething            (1)          Executive Vice President, Secretary, General Counsel and Director
Christopher P. Miliano           (1)          Director
Michael J. Prager                (1)          Director
Richard Magoteaux                (1)          Treasurer
Adrienne Kessling                (1)          Senior Vice President - Operations
Richard Sutton                                Assistant Vice President and Chief Actuary
Catherine A. Crume               (1)          Vice President - Licensing and Commissions
John P. Gruber                   (1)          Vice President
James L. Henderson               (1)          Vice President
John O'Shaughnessy               (1)          Vice President and Actuary
Dale Herr                        (1)          Assistant Vice President and Actuary
D. Quentin Reynolds              (1)          Assistant Vice President
Rebecca J. Schriml               (1)          Assistant Vice President
Gary L. Peters                   (1)          Vice President - Variable Annuity Sales
William C. Ellis                 (1)          Assistant Treasurer
Thomas E. Mischell               (1)          Assistant Treasurer

(1)  P.O. Box 5423, Cincinnati, Ohio 45201-5423

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT.

The Depositor, Annuity Investors Life Insurance Company(R) , is a wholly owned subsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of Great American Financial Resources, Inc. (f/k/a American Annuity Group,(SM) Inc.). The Registrant, Annuity Investors Variable Account B, is a segregated asset account of Annuity Investors Life Insurance Company.




                                                                              STATE OF                 DATE OF
AFG ORGANIZATIONAL CHART                                                      DOMICILE              INCORPORATION
------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                Ohio                    07/01/1997
  |__American Financial Capital Trust I                                       Delaware                09/14/1996
  |__American Financial Corporation (Name Holding Company)                    Ohio                    08/27/1963
  |__American Financial Enterprises, Inc.                                     Connecticut             01/01/1871
  |__American Money Management Corporation                                    Ohio                    03/01/1973
  |__American Security Transfer Company Limited Partnership                   Ohio                    01/01/1991
  |__APU Holding Company                                                      Ohio                    10/15/2003
        |__American Premier Underwriters, Inc.                                Pennsylvania            04/13/1846
              |__The Ann Arbor Railroad Company                               Michigan                09/21/1895
              |__The Associates of the Jersey Company                         New Jersey              11/10/1804
              |__Cal Coal, Inc.                                               Illinois                05/30/1979
              |__Delbay Corporation                                           Delaware                12/27/1962
              |__GAI (Bermuda) Ltd.                                           Bermuda                 04/06/1998
                    |__GAI Insurance Company, Ltd.                            Bermuda                 09/18/1989
              |__Great Southwest Corporation                                  Delaware                10/25/1978
                    |__World Houston, Inc.                                    Delaware                05/30/1974
              |__Hangar Acquisition Corp.                                     Ohio                    10/06/1995
              |__The Indianapolis Union Railway Company                       Indiana                 11/19/1872
              |__Lehigh Valley Railroad Company                               Pennsylvania            04/21/1846
              |__The New York and Harlem Railroad Company                     New York                04/25/1831
              |__The Owasco River Railway, Inc.                               New York                06/02/1881
              |__PCC Real Estate, Inc.                                        New York                12/15/1986
                    |__PCC Chicago Realty Corp.                               New York                12/23/1986
                    |__PCC Gun Hill Realty Corp.                              New York                12/18/1985
                    |__PCC Michigan Realty, Inc.                              Michigan                11/09/1987
                    |__PCC Scarsdale Realty Corp.                             New York                06/01/1986
                          |__Scarsdale Depot Associates, L.P.                 Delaware                05/05/1989
              |__PCC Technical Industries, Inc.                               California              03/07/1955
                    |__ESC, Inc.                                              California              11/02/1962
                    |__Marathon Manufacturing Companies, Inc.                 Delaware                11/18/1983
                          |__Marathon Manufacturing Company                   Delaware                12/07/1979
                    |__PCC Maryland Realty Corp.                              Maryland                08/18/1993
                    |__Penn Camarillo Realty Corp.                            California              11/24/1992
              |__Penn Central Energy Management Company                       Delaware                05/11/1987
              |__Penn Towers, Inc.                                            Pennsylvania            08/01/1958
              |__Pennsylvania-Reading Seashore Lines                          New Jersey              06/14/1901
              |__Pittsburgh and Cross Creek Railroad Company                  Pennsylvania            08/14/1970
              |__PLLS, Ltd.                                                   Washington              05/14/1990
              |__Premier Lease & Loan Services Insurance Agency, Inc.         Washington              12/27/1983
                    |__Premier Lease & Loan Insurance Services B.V.           The Netherlands         08/24/1999
              |__Premier Lease & Loan Services of Canada, Inc.                Washington              02/28/1991
              |__Republic Indemnity Company of America                        California              12/05/1972
                    |__Republic Indemnity Company of California               California              10/13/1982
                    |__Republic Indemnity Medical Management, Inc.            California              03/25/1996
              |__Risico Management Corporation                                Delaware                01/10/1989
              |__Terminal Realty Penn Co.                                     District of Columbia    09/23/1968



                                                                            % OF STOCK
                                                                             OWNED BY
                                                                             IMMEDIATE
AFG ORGANIZATIONAL CHART                                                   PARENT COMPANY                NATURE OF BUSINESS
-----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                                Diversified Financial Holding Company
  |__American Financial Capital Trust I                                          100          Statutory Business Trust
  |__American Financial Corporation (Name Holding Company)                       100          Inactive
  |__American Financial Enterprises, Inc.                                        100 (2)      Closed End Investment Company
  |__American Money Management Corporation                                       100          Securities Management Company
  |__American Security Transfer Company Limited Partnership                    93.34 (2)      Limited Partnership
  |__APU Holding Company                                                         100          Holding Company
        |__American Premier Underwriters, Inc.                                   100          Diversified Company
              |__The Ann Arbor Railroad Company                                   99          Inactive
              |__The Associates of the Jersey Company                            100          Inactive
              |__Cal Coal, Inc.                                                  100          Inactive
              |__Delbay Corporation                                              100          Inactive
              |__GAI (Bermuda) Ltd.                                              100          Holding Company
                    |__GAI Insurance Company, Ltd.                               100          Reinsurance
              |__Great Southwest Corporation                                     100          Real Estate Developer
                    |__World Houston, Inc.                                       100          Real Estate Developer
              |__Hangar Acquisition Corp.                                        100          Aircraft Investment
              |__The Indianapolis Union Railway Company                          100          Inactive
              |__Lehigh Valley Railroad Company                                  100          Inactive
              |__The New York and Harlem Railroad Company                         97          Inactive
              |__The Owasco River Railway, Inc.                                  100          Inactive
              |__PCC Real Estate, Inc.                                           100          Holding Company
                    |__PCC Chicago Realty Corp.                                  100          Real Estate Developer
                    |__PCC Gun Hill Realty Corp.                                 100          Real Estate Developer
                    |__PCC Michigan Realty, Inc.                                 100          Real Estate Developer
                    |__PCC Scarsdale Realty Corp.                                100          Real Estate Developer
                          |__Scarsdale Depot Associates, L.P.                     80          Real Estate Developer
              |__PCC Technical Industries, Inc.                                  100          Holding Company
                    |__ESC, Inc.                                                 100          Inactive
                    |__Marathon Manufacturing Companies, Inc.                    100          Holding Company
                          |__Marathon Manufacturing Company                      100          Inactive
                    |__PCC Maryland Realty Corp.                                 100          Real Estate Holding Company
                    |__Penn Camarillo Realty Corp.                               100          Real Estate Holding Company
              |__Penn Central Energy Management Company                          100          Inactive
              |__Penn Towers, Inc.                                               100          Inactive
              |__Pennsylvania-Reading Seashore Lines                           66.67          Inactive
              |__Pittsburgh and Cross Creek Railroad Company                      83          Inactive
              |__PLLS, Ltd.                                                      100          Insurance Agency
              |__Premier Lease & Loan Services Insurance Agency, Inc.            100          Insurance Agency
                    |__Premier Lease & Loan Insurance Services B.V.              100          Insurance Agency
              |__Premier Lease & Loan Services of Canada, Inc.                   100          Insurance Agency
              |__Republic Indemnity Company of America                           100          Workers' Compensation Insurance
                    |__Republic Indemnity Company of California                  100          Workers' Compensation Insurance
                    |__Republic Indemnity Medical Management, Inc.               100          Inactive
              |__Risico Management Corporation                                   100          Risk Management
              |__Terminal Realty Penn Co.                                        100          Inactive






                                                                              STATE OF                 DATE OF
AFG ORGANIZATIONAL CHART                                                      DOMICILE              INCORPORATION
------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__APU Holding Company
        |__American Premier Underwriters, Inc.
              |__United Railroad Corp.                                        Delaware                11/25/1981
                    |__Detroit Manufacturers Railroad Company                 Michigan                01/30/1902
              |__Waynesburg Southern Railroad Company                         Pennsylvania            09/01/1966
  |__Dixie Terminal Corporation                                               Ohio                    04/23/1970
  |__Fairmont Holdings, Inc.                                                  Ohio                    12/15/1983
  |__Flextech Holding Co., Inc.                                               Ohio                    08/31/2000
  |__FWC Corporation                                                          Ohio                    03/16/1983
  |__Great American Holding, Inc.                                             Ohio                    07/25/2002
        |__Great American Security Insurance Company                          Ohio                    07/01/1987
        |__Great American Spirit Insurance Company                            Indiana                 04/05/1988
  |__Great American Insurance Company                                         Ohio                    03/07/1872
        |__AFC Coal Properties, Inc.                                          Ohio                    12/18/1996
        |__American Empire Surplus Lines Insurance Company                    Delaware                07/15/1977
              |__American Empire Insurance Company                            Ohio                    11/26/1979
                    |__American Empire Underwriters, Inc.                     Texas                   05/19/1976
        |__American Signature Underwriters, Inc.                              Ohio                    04/08/1996
        |__American Special Risk, Inc.                                        Illinois                12/29/1981
        |__Aviation Specialty Managers, Inc.                                  Texas                   09/07/1965
        |__Brothers Property Corporation                                      Ohio                    09/08/1987
              |__Brothers Pennsylvanian Corporation                           Pennsylvania            12/23/1994
              |__Brothers Port Richey Corporation                             Florida                 12/06/1993
              |__Brothers Property Management Corporation                     Ohio                    09/25/1987
              |__Brothers Railyard Corporation                                Texas                   12/14/1993
        |__Crop Managers Insurance Agency, Inc.                               Kansas                  08/09/1989
        |__Dempsey & Siders Agency, Inc.                                      Ohio                    05/09/1956
        |__El Aguila, Compania de Seguros, S.A. de C.V.                       Mexico                  11/24/1994
              |__Financiadora de Primas Condor, S.A. de C.V.                  Mexico                  03/16/1998
        |__FCIA Management Company, Inc.                                      New York                09/17/1991
        |__GAI Warranty Company                                               Ohio                    01/25/2001
              |__GAI Warranty Company of Florida                              Florida                 03/23/2001
        |__GAI Warranty Company of Canada Inc.                                Ontario (Quebec)        04/17/2002
        |__The  Gains Group, Inc.                                             Ohio                    01/26/1982
        |__Global Premier Finance Company                                     Ohio                    08/25/1998
        |__Great American Agency of Texas, Inc.                               Texas                   01/25/1994
        |__Great American Alliance Insurance Company                          Ohio                    09/11/1945
        |__Great American Assurance Company                                   Ohio                    03/23/1905
        |__Great American Claims Services, Inc.                               Delaware                06/10/1986
        |__Great American Custom Insurance Services Illinois, Inc.            Illinois                07/08/1992
        |__Great American Custom Insurance Services, Inc.                     Ohio                    07/27/1983
              |__Eden Park Insurance Brokers, Inc.                            California              02/13/1990
              |__Great American Custom Insurance Services California          California              05/18/1992
              |__Great American Custom Insurance Services Massachusetts, Inc  Massachusetts           04/11/1994
              |__Great American Custom Solutions, Inc.                        California              07/22/1988





                                                                             % OF STOCK
                                                                              OWNED BY
                                                                              IMMEDIATE
AFG ORGANIZATIONAL CHART                                                    PARENT COMPANY            NATURE OF BUSINESS
-----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__APU Holding Company
        |__American Premier Underwriters, Inc.
              |__United Railroad Corp.                                            100      Inactive
                    |__Detroit Manufacturers Railroad Company                      82      Inactive
              |__Waynesburg Southern Railroad Company                             100      Inactive
  |__Dixie Terminal Corporation                                                   100      Real Estate Holding Company
  |__Fairmont Holdings, Inc.                                                      100      Holding Company
  |__Flextech Holding Co., Inc.                                                   100      Packing Manufacturer
  |__FWC Corporation                                                              100      Financial Services Company
  |__Great American Holding, Inc.                                                 100      Holding Company
        |__Great American Security Insurance Company                              100      Property/Casualty Insurance
        |__Great American Spirit Insurance Company                                100      Property/Casualty Insurance
  |__Great American Insurance Company                                             100      Property/Casualty Insurance
        |__AFC Coal Properties, Inc.                                              100      Real Estate Holding Company
        |__American Empire Surplus Lines Insurance Company                        100      Excess and Surplus Lines Insurance
              |__American Empire Insurance Company                                100      Property/Casualty Insurance
                    |__American Empire Underwriters, Inc.                         100      Insurance Agency
        |__American Signature Underwriters, Inc.                                  100      Insurance Agency
        |__American Special Risk, Inc.                                            100      Insurance Broker/Managing General Agency
        |__Aviation Specialty Managers, Inc.                                      100      Managing General Agency
        |__Brothers Property Corporation                                           80      Real Estate Holding
              |__Brothers Pennsylvanian Corporation                               100      Real Estate Holding
              |__Brothers Port Richey Corporation                                 100      Real Estate Holding
              |__Brothers Property Management Corporation                         100      Real Estate Management
              |__Brothers Railyard Corporation                                    100      Real Estate Holding
        |__Crop Managers Insurance Agency, Inc.                                   100      Insurance Agency
        |__Dempsey & Siders Agency, Inc.                                          100      Insurance Agency
        |__El Aguila, Compania de Seguros, S.A. de C.V.                           100      Property/Casualty Insurance
              |__Financiadora de Primas Condor, S.A. de C.V.                       99      Premium Finance
        |__FCIA Management Company, Inc.                                          100      Servicing Agent
        |__GAI Warranty Company                                                   100      Service Warranty Provider
              |__GAI Warranty Company of Florida                                  100      Service Warranty Provider
        |__GAI Warranty Company of Canada Inc.                                    100      Service Contract Provider
        |__The  Gains Group, Inc.                                                 100      Marketing of Advertising
        |__Global Premier Finance Company                                         100      Premium Finance
        |__Great American Agency of Texas, Inc.                                   100      Managing General Agency
        |__Great American Alliance Insurance Company                              100      Property/Casualty Insurance
        |__Great American Assurance Company                                       100      Property/Casualty Insurance
        |__Great American Claims Services, Inc.                                   100      Management Holding Company
        |__Great American Custom Insurance Services Illinois, Inc.                100      Underwriting Office
        |__Great American Custom Insurance Services, Inc.                         100      Holding Company for E&S Agency/Brokerage
              |__Eden Park Insurance Brokers, Inc.                                100      Wholesale Agency/Brokerage for E&S Lines
              |__Great American Custom Insurance Services California              100      Insurance Services
              |__Great American Custom Insurance Services Massachusetts, Inc      100      Excess and Surplus Lines Broker
              |__Great American Custom Solutions, Inc.                            100      Insurance Agency






                                                                                STATE OF                 DATE OF
AFG ORGANIZATIONAL CHART                                                        DOMICILE              INCORPORATION
-----------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Custom Insurance Services, Inc.
              |__Professional Risk Brokers of Connecticut, Inc.                 Connecticut             07/09/1992
              |__Professional Risk Brokers of Ohio, Inc.                        Ohio                    12/17/1986
              |__Professional Risk Brokers, Inc.                                Illinois                03/01/1990
        |__Great American E & S Insurance Company                               Delaware                02/28/1979
        |__Great American Fidelity Insurance Company                            Delaware                01/12/1982
        |__Great American Financial Resources, Inc.                             Delaware                11/23/1992
              |__AAG Holding Company, Inc.                                      Ohio                    09/11/1996
                    |__American Annuity Group Capital Trust I                   Delaware                09/13/1996
                    |__American Annuity Group Capital Trust II                  Delaware                03/04/1997
                    |__American Annuity Group Capital Trust III                 Delaware                05/14/1997
                    |__Great American Financial Statutory Trust IV              Connecticut             04/21/2003
                    |__Great American Life Insurance Company                    Ohio                    12/15/1959
                          |__American Retirement Life Insurance Company         Ohio                    05/12/1978
                          |__Annuity Investors Life Insurance Company           Ohio                    11/13/1981
                          |__Charleston Harbor Marina, Inc.                     South Carolina          04/26/2002
                          |__CHATBAR, Inc.                                      Massachusetts           11/02/1993
                          |__Chatham Enterprises, Inc.                          Massachusetts           03/29/1954
                          |__Consolidated Financial Corporation                 Michigan                09/10/1985
                          |__Driskill Holdings, Inc.                            Texas                   06/07/1995
                          |__GALIC Brothers, Inc.                               Ohio                    11/12/1993
                          |__Great American Life Assurance Company              Ohio                    08/10/1967
                          |__Great American Life Insurance Company of New York  New York                12/31/1963
                          |__Loyal American Life Insurance Company              Ohio                    05/18/1955
                                |__ADL Financial Services, Inc.                 North Carolina          09/10/1970
                                |__Purity Financial Corporation                 Florida                 12/12/1991
                          |__Manhattan National Life Insurance Company          Illinois                12/20/1956
                          |__Skipjack Marina Corp.                              Maryland                06/24/1999
                          |__United Teacher Associates, Ltd.                    Texas                   12/17/1998
                                |__United Teacher Associates Insurance Company  Texas                   12/15/1958
                                      |__United Agency Brokerage GP Inc.        Texas                   05/19/2003
                                            |__United Agency Brokerage, LP      Texas                   05/19/2003
              |__AAG Insurance Agency of Alabama                                Alabama                 09/22/1995
              |__AAG Insurance Agency of Texas, Inc.                            Texas                   06/02/1995
              |__AAG Insurance Agency, Inc.                                     Kentucky                12/06/1994
                    |__AAG Insurance Agency of Massachusetts, Inc.              Massachusetts           05/25/1995
              |__American DataSolutions International, Inc.                     Ohio                    08/24/2001
                    |__American Data Source India Private Limited               India                   09/03/1997
              |__GALIC Disbursing Company                                       Ohio                    05/31/1994
              |__Great American Advisors, Inc.                                  Ohio                    12/10/1993
              |__Great American Life Assurance Company of Puerto Rico           Puerto Rico             07/01/1964
              |__Keyes-Graham Insurance Agency, Inc.                            Massachusetts           08/07/1981
              |__Lifestyle Financial Investments, Inc.                          Ohio                    12/29/1993
                    |__Lifestyle Financial Investments Agency of Ohio, Inc      Ohio                    03/07/1994
              |__Money-Plan International, Inc.                                 Florida                 12/31/1979





                                                                                 % OF STOCK
                                                                                  OWNED BY K
                                                                                  IMMEDIATE
AFG ORGANIZATIONAL CHART                                                        PARENT COMPANY               NATURE OF BUSINESS
-----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Custom Insurance Services, Inc.
              |__Professional Risk Brokers of Connecticut, Inc.                       100         Wholesale Agency/Brokerage for
                                                                                                  E&S Lines
              |__Professional Risk Brokers of Ohio, Inc.                              100         Insurance Agency
              |__Professional Risk Brokers, Inc.                                      100         Wholesale Agency/Brokerage for
                                                                                                  E&S Lines
        |__Great American E & S Insurance Company                                     100         Excess and Surplus Lines
                                                                                                  Insurance
        |__Great American Fidelity Insurance Company                                  100         Excess and Surplus Lines
                                                                                                  Insurance
        |__Great American Financial Resources, Inc.                                 82.55 (2)     Insurance Holding Company
              |__AAG Holding Company, Inc.                                            100         Holding Company
                    |__American Annuity Group Capital Trust I                         100         Financing Entity
                    |__American Annuity Group Capital Trust II                        100         Financing Entity
                    |__American Annuity Group Capital Trust III                       100         Financing Entity
                    |__Great American Financial Statutory Trust IV                    100         Financing Entity
                    |__Great American Life Insurance Company                          100         Life Insurance
                          |__American Retirement Life Insurance Company               100         Life Insurance
                          |__Annuity Investors Life Insurance Company                 100         Life Insurance
                          |__Charleston Harbor Marina, Inc.                           100 (2)     Marina Facility
                          |__CHATBAR, Inc.                                            100         Hotel Operator
                          |__Chatham Enterprises, Inc.                                100         Real Estate Holding Company
                          |__Consolidated Financial Corporation                       100         Retirement & Financial Planning
                                                                                                  Company
                          |__Driskill Holdings, Inc.                          beneficial interest Real Estate Manager
                          |__GALIC Brothers, Inc.                                      80         Real Estate Management
                          |__Great American Life Assurance Company                    100         Life Insurance
                          |__Great American Life Insurance Company of New York        100         Life Insurance Company
                          |__Loyal American Life Insurance Company                    100         Life Insurance
                                |__ADL Financial Services, Inc.                       100         Inactive
                                |__Purity Financial Corporation                       100         Credit Union Marketing
                          |__Manhattan National Life Insurance Company                100         Life Insurance
                          |__Skipjack Marina Corp.                                    100         Marina Operator
                          |__United Teacher Associates, Ltd.                          100 (2)     Holding Company - Limited
                                                                                                  Partnership
                                |__United Teacher Associates Insurance Company        100         Life Insurance Company
                                      |__United Agency Brokerage GP Inc.              100         Intermediate Holding Company
                                            |__United Agency Brokerage, LP            100         Insurance Agency
              |__AAG Insurance Agency of Alabama                                      100         Insurance Agency
              |__AAG Insurance Agency of Texas, Inc.                                  100         Insurance Agency
              |__AAG Insurance Agency, Inc.                                           100         Insurance Agency
                    |__AAG Insurance Agency of Massachusetts, Inc.                    100         Insurance Agency
              |__American DataSolutions International, Inc.                           100         Data Processing & Holding Company
                    |__American Data Source India Private Limited                      99         Software Development
              |__GALIC Disbursing Company                                             100         Payroll Servicer
              |__Great American Advisors, Inc.                                        100         Broker-Dealer
              |__Great American Life Assurance Company of Puerto Rico                  99         Insurance Company
              |__Keyes-Graham Insurance Agency, Inc.                                  100         Insurance Agency
              |__Lifestyle Financial Investments, Inc.                                100         Marketing Services
                    |__Lifestyle Financial Investments Agency of Ohio, Inc    beneficial interest Insurance Agency
              |__Money-Plan International, Inc.                                       100         Insurance Agency





                                                                              STATE OF                 DATE OF
AFG ORGANIZATIONAL CHART                                                      DOMICILE              INCORPORATION
---------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Financial Resources, Inc.
              |__SPELCO (UK) Ltd.                                             United Kingdom
              |__SWTC Hong Kong Ltd.                                          Hong Kong
              |__SWTC, Inc.                                                   Delaware
        |__Great American Insurance Agency, Inc.                              Ohio                    04/20/1999
        |__Great American Insurance Company of New York                       New York                08/22/1947
        |__Great American Lloyd's Insurance Company                           Texas                   10/09/1979
        |__Great American Lloyd's, Inc.                                       Texas                   08/02/1983
        |__Great American Management Services, Inc.                           Ohio                    12/05/1974
        |__Great American Protection Insurance Company                        Indiana                 01/08/1990
        |__Great American Re Inc.                                             Delaware                05/14/1971
        |__Grizzly Golf Center, Inc.                                          Ohio                    11/08/1993
        |__Key Largo Group, Inc.                                              Florida                 02/25/1969
        |__Mid-Continent Casualty Company                                     Oklahoma                02/26/1947
              |__Mid-Continent Insurance Company                              Oklahoma                08/13/1992
              |__Oklahoma Surety Company                                      Oklahoma                08/05/1968
        |__National Interstate Corporation                                    Ohio                    01/26/1989
              |__American Highways Insurance Agency (OH)                      Ohio                    06/29/1999
              |__Explorer RV Insurance Agency, Inc.                           Ohio                    07/17/1997
              |__Hudson Indemnity, Ltd.                                       Cayman Islands          06/12/1996
              |__National Interstate Capital Trust I                          Delaware                05/22/2003
              |__National Interstate Insurance Agency, Inc.                   Ohio                    02/13/1989
              |__National Interstate Insurance Company                        Ohio                    02/10/1989
                    |__National Interstate Insurance Company of Hawaii, Inc   Hawaii                  09/20/1999
              |__Safety, Claims & Litigation Services, Inc.                   Pennsylvania            06/23/1995
        |__PCC 38 Corp.                                                       Illinois                12/23/1996
        |__Penn Central U.K. Limited                                          United Kingdom          10/28/1992
              |__Insurance (GB) Limited                                       United Kingdom          05/13/1992
        |__PLLS Canada Insurance Brokers Inc.                                 Ontario (Quebec)        06/13/2001
        |__Pointe Apartments, Inc.                                            Minnesota               06/24/1993
        |__Premier Dealer Services, Inc.                                      Illinois                06/24/1998
        |__Transport Insurance Company                                        Ohio                    05/25/1976
              |__Instech Corporation                                          Texas                   09/02/1975
        |__Worldwide Casualty Insurance Company                               Ohio                    02/17/1981
  |__One East Fourth, Inc.                                                    Ohio                    02/03/1964
  |__Pioneer Carpet Mills, Inc.                                               Ohio                    04/29/1976
  |__Superior NWVN of Ohio, Inc.                                              Ohio                    05/05/2000
  |__TEJ Holdings, Inc.                                                       Ohio                    12/04/1984
  |__Three East Fourth, Inc.                                                  Ohio                    08/10/1966



                                                                             % OF STOCK
                                                                              OWNED BY
                                                                              IMMEDIATE
AFG ORGANIZATIONAL CHART                                                    PARENT COMPANY               NATURE OF BUSINESS
-----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Financial Resources, Inc.
              |__SPELCO (UK) Ltd.                                                  99         Inactive
              |__SWTC Hong Kong Ltd.                                              100         Inactive
              |__SWTC, Inc.                                                       100         Inactive
        |__Great American Insurance Agency, Inc.                                  100         Insurance Agency
        |__Great American Insurance Company of New York                           100         Property/Casualty Insurance
        |__Great American Lloyd's Insurance Company                       beneficial interest Lloyd's Plan Insurer
        |__Great American Lloyd's, Inc.                                           100         Corporate Attorney-in-Fact
        |__Great American Management Services, Inc.                               100         Data Processing and Equipment Leasing
        |__Great American Protection Insurance Company                            100         Surplus Lines Insurer
        |__Great American Re Inc.                                                 100         Reinsurance Intermediary
        |__Grizzly Golf Center, Inc.                                              100         Golf Course Management
        |__Key Largo Group, Inc.                                                  100         Land Developer
        |__Mid-Continent Casualty Company                                         100         Property/Casualty Insurance
              |__Mid-Continent Insurance Company                                  100         Property/Casualty Insurance
              |__Oklahoma Surety Company                                          100         Special Coverage Insurance Company
        |__National Interstate Corporation                                         58         Holding Company
              |__American Highways Insurance Agency (OH)                          100         Insurance Agency
              |__Explorer RV Insurance Agency, Inc.                               100         Insurance Agency
              |__Hudson Indemnity, Ltd.                                           100         Property/Casualty Insurance
              |__National Interstate Capital Trust I                              100         Financing Entity
              |__National Interstate Insurance Agency, Inc.                       100         Insurance Agency
              |__National Interstate Insurance Company                            100         Property/Casualty Insurance
                    |__National Interstate Insurance Company of Hawaii, Inc       100         Property/Casualty Insurance
              |__Safety, Claims & Litigation Services, Inc.                       100         Claims Third Party Administrator
        |__PCC 38 Corp.                                                           100         Real Estate Holding Company
        |__Penn Central U.K. Limited                                              100         Insurance Holding Company
              |__Insurance (GB) Limited                                           100         Property/Casualty Insurance
        |__PLLS Canada Insurance Brokers Inc.                                      49         Insurance Agency
        |__Pointe Apartments, Inc.                                                100         Real Estate Holding Company
        |__Premier Dealer Services, Inc.                                          100         Third Party Administrator
        |__Transport Insurance Company                                            100         Property Casualty Insurance
              |__Instech Corporation                                              100         Claim and Claim Adjustment Services
        |__Worldwide Casualty Insurance Company                                   100         Property/Casualty Insurance
  |__One East Fourth, Inc.                                                        100         Real Estate Holding Company
  |__Pioneer Carpet Mills, Inc.                                                   100         Inactive
  |__Superior NWVN of Ohio, Inc.                                                  100         Holding Company
  |__TEJ Holdings, Inc.                                                           100         Real Estate Holding Company
  |__Three East Fourth, Inc.                                                      100         Real Estate Holding Company




(1)  Except Director's Qualifying Shares.
(2)  Total percentage owned by parent shown and by other affiliated company(s).

ITEM 27. NUMBER OF CONTRACT OWNERS


As of March 31, 2004, there were 21,181 Individual Contract Owners, of which 19,425 were qualified and 1,756 were non-qualified. As of March 31, 2004 there were 2,823 Participants (Certificate Owners) in 200 Group Contracts.


ITEM 28. INDEMNIFICATION

     (a) The Code of Regulations of Annuity Investors Life Insurance Company(R) provides in Article V as follows:

          The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

     Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (b) The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2004. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

ITEM 29. PRINCIPAL UNDERWRITER


     Great American Advisors(R), Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(R)Variable Account B.


     (a) Great American Advisors(R), Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors Variable Account A, Annuity Investors Variable Account B, and Annuity Investors Variable Account C.

     (b)  Directors and Officers of Great American Advisors(R), Inc.


NAME AND PRINCIPAL          POSITION WITH
BUSINESS ADDRESS            GREAT AMERICAN ADVISORS(R), INC.
-------------------------   --------------------------------------------------
James Lee Henderson (1)     President and Chief Compliance Officer
James T. McVey (1)          Chief Operating Officer and Senior Vice President
Mark Francis Muething (1)   Vice President, Secretary and Director
Peter J. Nerone (1)         Vice President
Paul Ohlin (1)              Treasurer
Thomas E. Mischell (1)      Assistant Treasurer
Fred J. Runk (1)            Assistant Treasurer


     (1)  525 Vine Street, 7th Floor, Cincinnati, Ohio 45202

     (c) Required commission information is included in part B of this Registration Statement.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard L. Magoteaux, Treasurer of the Company, at the Administrative Office.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable

Item 32. Undertakings

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

     (d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 14 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 29th day of April, 2004.



                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                                  (Registrant)

                           By: /s/ Charles R. Scheper
                               ----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director
                    Annuity Investors Life Insurance Company

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                   (Depositor)

                           By: /s/ Charles R. Scheper
                               ----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director


As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 14 to the registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/s/  Charles R. Scheper         Chief Executive        April 29, 2004
-------------------------       Officer and Director
Charles R. Scheper*



/s/  Richard L. Magoteaux       Treasurer              April 29, 2004
---------------------------
Richard L. Magoteaux*



/s/  Stephen Craig Lindner      Director               April 29, 2004
---------------------------
Stephen Craig Lindner*



/s/  Mark Francis Muething      Director               April 29, 2004
---------------------------
Mark Francis Muething*



/s/  Christopher P. Miliano     Director               April 29, 2004
---------------------------
Christopher P. Miliano*



/s/  Michael J. Prager          Director               April 29, 2004
---------------------------
Michael J. Prager *



/s/ John P. Gruber
------------------
* John P. Gruber as Attoreny-in-Fact                   April 29, 2004

                                  EXHIBIT INDEX


Exhibit No.      Description of Exhibit
----------       --------------------------------------------------
(10)             Consent of Auditor